As filed with the Securities and Exchange Commission on April 4, 2000


                                              1933 Act Registration No. 33-10438
                                              1940 Act Registration No. 811-4919

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-lA

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]

                       Pre-Effective Amendment No. ___ [   ]

                       Post-Effective Amendment No. 30 [ X ]


    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                            Amendment No. 29 [ X ]
                      (Check appropriate box or boxes.)


                         MITCHELL HUTCHINS SERIES TRUST
               ((Exact name of registrant as specified in charter)


                             51 West 52nd Street
                        New York, New York 10019-6114
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (212) 713-2000

                          DIANNE E. O'DONNELL, ESQ.
                   Mitchell Hutchins Asset Management Inc.
                         1285 Avenue of the Americas
                            New York, New York 10019
                     (Name and address of agent for service)


                                   Copies to:
                             ELINOR W. GAMMON, ESQ.
                           Kirkpatrick & Lockhart LLP
                                  Second Floor
                         1800 Massachusetts Avenue, N.W.
                         Washington, D.C. 20036-1800
                          Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment.


[ ]  Immediately upon filing pursuant to Rule 485(b)
[X]  On May 1, 2000 pursuant to Rule 485(b)
[ ]  60 days after filing pursuant to Rule 485(a)(1)
[ ]  On _________ pursuant to Rule 485(a)(1)
[ ]  75 days after filing pursuant to Rule 485(a)(2)
[ ]  On _________ pursuant to Rule 485(a)(2)


Title of Securities Being Registered:  Class H and I Shares of Beneficial
Interest.

MITCHELL HUTCHINS SERIES TRUST


     MONEY MARKET PORTFOLIO
     HIGH GRADE FIXED INCOME PORTFOLIO
     STRATEGIC FIXED INCOME PORTFOLIO
     STRATEGIC INCOME PORTFOLIO
     GLOBAL INCOME PORTFOLIO
     HIGH INCOME PORTFOLIO
     BALANCED PORTFOLIO
     GROWTH AND INCOME PORTFOLIO
     TACTICAL ALLOCATION PORTFOLIO
     GROWTH PORTFOLIO
     AGGRESSIVE GROWTH PORTFOLIO
     SMALL CAP PORTFOLIO


     GLOBAL EQUITY PORTFOLIO


Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.

PROSPECTUS


May 1, 2000


-------------------------------

AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

Mitchell Hutchins Series Trust
-----------------------------------------------

                                    CONTENTS
                                    THE FUNDS

     -------------------------------------------------------------



What every investor          Money Market Portfolio
should know about        4   Investment Objective, Strategies and Risks
the funds                5   Performance

                             High Grade Fixed Income Portfolio
                         6   Investment Objective, Strategies and Risks
                         7   Performance

                             Strategic Fixed Income Portfolio
                         8   Investment Objective, Strategies and Risks
                         9   Performance

                             Strategic Income Portfolio
                        10   Investment Objective, Strategies and Risks
                        11   Performance

                             Global Income Portfolio
                        12   Investment Objective, Strategies and Risks
                        13   Performance

                             High Income Portfolio
                        14   Investment Objective, Strategies and Risks
                        15   Performance

                             Balanced Portfolio
                        16   Investment Objective, Strategies and Risks
                        17   Performance

                             Growth and Income Portfolio
                        18   Investment Objective, Strategies and Risks
                        19   Performance

                             Tactical Allocation Portfolio
                        20   Investment Objective, Strategies and Risks
                        21   Performance

                             Growth Portfolio
                        22   Investment Objective, Strategies and Risks
                        23   Performance

                             Aggressive Growth Portfolio
                        24   Investment Objective, Strategies and Risks
                        25   Performance

                             Small Cap Portfolio
                        26   Investment Objective, Strategies and Risks
                        27   Performance

Mitchell Hutchins Series Trust
-----------------------------------------------

                             Global Equity Portfolio
                        28   Investment Objective, Strategies and Risks
                        29   Performance

                        30   More About Risks and Investment Strategies


                             INVESTING IN THE FUNDS
     -------------------------------------------------------------

Information for         32   Purchases, Redemptions and Exchanges
managing you fund
account
                        32   Pricing and Valuation


                             ADDITIONAL INFORMATION
     -------------------------------------------------------------

Additional important    33   Management
information about
the funds               35   Dividends and Taxes

                        36   Financial Highlights


Where to learn more          Back Cover
about the funds




                        ---------------------------------------
                         The funds are not complete or balanced
                         investment programs.
                        ---------------------------------------

Mitchell Hutchins Series Trust     Money Market Portfolio
---------------------------------------------------------------

MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE


Maximum current income consistent with liquidity and conservation of capital.


PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments are short-term debt obligations and similar securities. They also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in U.S. dollars.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. Mitchell Hutchins considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Mitchell Hutchins may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policies. These techniques include varying the fund's composition and weighted average maturity based upon its assessment of the relative values of various money market instruments and future interest rate patterns. Mitchell Hutchins also may buy or sell money market instruments to take advantage of yield differences.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by the fund are:

o CREDIT RISK - Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise and its yield will tend to lag behind prevailing rates.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     Money Market Portfolio
---------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.


The table that follows the bar chart shows the average annual returns for Class H shares over several time periods.

The fund's past performance does not necessarily indicate how it will perform in the future.



      TOTAL RETURN ON CLASS H SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990                                5.00%
1991                                5.00%
1992                                3.00%
1993                                2.45%
1994                                3.43%
1995                                5.22%
1996                                4.32%
1997                                4.53%
1998                                4.51%
1999                                3.55%



      Best quarter during years shown:    2nd quarter, 1995  ___  1.36%
      Worst quarter during years shown:   3rd quarter, 1993  ___  0.57%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

     CLASS                           CLASS H
     (INCEPTION DATE)              (5/04/87)
     ----------------              ---------
     One Year.............           3.55%
     Five Years...........           3.81%
     Ten Years............           4.26%
     Life of Class........           2.37%

Mitchell Hutchins Series Trust     High Grade Fixed Income Portfolio
-----------------------------------------------------------------------

HIGH GRADE FIXED INCOME PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE


Primarily, current income consistent with the preservation of capital; secondarily, capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in

o    U.S. government bonds

o    mortgage and asset-backed bonds of both government and private issuers

o investment grade corporate bonds, principally high quality bonds (rated in one of the two highest rating categories or of comparable quality)


To a lesser extent, the fund invests in securities of foreign issuers that are denominated in U.S. dollars and traded in U.S. markets (Yankee bonds). The fund may (but is not required to) use derivatives to help manage its portfolio "duration." "Duration" is a measure of the fund's exposure to interest rate risk.


Mitchell Hutchins Asset Management Inc., the fund's investment adviser, allocates its assets among bond market sectors and industries by deciding which sectors and industries provide the best relative values under prevailing conditions. Mitchell Hutchins selects industries and companies within the corporate bond sector by performing fundamental credit analysis based on cash flows and the ability of the issuer to make required payments on its debt. Mitchell Hutchins chooses specific securities that it believes provide the best combination of income, liquidity and potential for gain relative to risk of loss.


PRINCIPAL RISKS


An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     High Grade Fixed Income Portfolio
-----------------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for periods prior to July 21, 1995, when Mitchell Hutchins assumed day-to-day portfolio management responsibility from a sub-adviser.

      TOTAL RETURN ON CLASS H SHARES (1994 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993
1994                               -6.56%
1995                               15.44%
1996                                1.41%
1997                                8.13%
1998                                6.83%
1999                               -3.82%



      Best quarter during years shown:  2nd quarter, 1995  ____   4.42%
      Worst quarter during years shown: 1st quarter, 1994  ____ (4.79)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999


    CLASS                      CLASS H            LEHMAN BROTHERS
    (INCEPTION DATE)          (11/08/93)          GOVERNMENT BOND INDEX
    ----------------          ----------          ---------------------

    One Year...............      (3.82)%             2.23%
    Five Years.............       5.40%              7.44%
    Life of Class..........       2.59%              5.27%*

     --------------
     *  Return is for the period 10/31/93 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Strategic Fixed Income Portfolio
----------------------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE

Total return with low volatility.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests in bonds with varying maturities, although it normally limits its overall portfolio "duration" to between three and eight years. "Duration" is a measure of the fund's exposure to interest rate risk. The fund invests primarily in

o mortgage- and asset-backed securities of both government and private issuers

o     investment grade corporate bonds

o     U.S. and foreign government bonds

o     money market instruments


The fund also invests, to a lesser extent, in bonds that are below investment grade. Securities rated below investment grade are commonly known as "junk bonds." The fund invests in when-issued or delayed delivery bonds as a leveraging technique to increase its return. The fund may (but is not required to) use derivatives to help manage its portfolio duration.


The fund's investment adviser, Mitchell Hutchins Asset Management Inc., has appointed Pacific Investment Management Company ("PIMCO") as the fund's sub-adviser. PIMCO analyzes U.S. economic and market conditions, as well as other factors, to decide on a portfolio duration and to allocate fund assets to bonds of different credit qualities, maturities, types and coupon interest rates. PIMCO seeks bonds that it believes to be relatively undervalued and selects bonds based on various factors, including economic forecasts, anticipated interest rate levels and expected prepayment rates on the mortgages supporting mortgage-backed bonds. PIMCO selects specific bonds by analyzing their relative value and risk characteristics.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o LEVERAGE RISK - Leverage magnifies the effect of changes in market values. While leverage can increase the fund's income and potential for gain, it also can increase expenses and the risk of loss. The fund attempts to limit the magnifying effect of its leverage by managing its portfolio duration.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     Strategic Fixed Income Portfolio
----------------------------------------------------------------------

PERFORMANCE
-----------



RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for periods prior to September 21, 1995, when PIMCO assumed portfolio management responsibility from Mitchell Hutchins.


      TOTAL RETURN ON CLASS H SHARES




EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990                                7.58%
1991                               15.17%
1992                                6.76%
1993                               11.66%
1994                               -5.34%
1995                               18.51%
1996                                3.79%
1997                               11.00%
1998                                8.62%
1999                               -3.32%



      Best quarter during years shown:  2nd quarter, 1995  --    6.20%
      Worst quarter during years shown: 1st quarter, 1994  --  (4.11)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                               CLASS H        LEHMAN BROTHERS
    (INCEPTION DATE)                   (7/05/89)     MORTGAGE BOND INDEX
    ----------------                   ---------     -------------------

    One Year...................         (3.32)%             1.86%
    Five Years.................           7.47%             7.98%
    Ten Years..................           7.21%             7.77%
    Life of Class..............           7.11%             8.14%*
     ------------------
     *  Return is for the period 6/30/89 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Strategic Income Portfolio
-------------------------------------------------------------

STRATEGIC INCOME PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE


Primarily, high level of current income; secondarily, capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The fund strategically allocates investments among three bond market sectors:


o     U.S. government and investment grade bonds

o U.S. high yield bonds (sometimes called "junk bonds"), including preferred stock and bonds that are convertible into common stock


o     Foreign and emerging market bonds

Each of these sectors generally reacts in different ways or at different times to changes in interest rates or to particular economic events. This means that, when one sector underperforms the market as a whole, another sector may outperform the market.


The fund normally invests in each of these three sectors. However, the fund's investment adviser, Mitchell Hutchins Asset Management Inc., tries to take advantage of changes in the relative performance of different sectors by allocating a larger percentage of the fund's assets to those sectors that it believes are undervalued. Selections of specific securities to buy or sell for the fund are based on market outlook, investment research, geographic analysis and forecasts of interest rates and currency exchange rates. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks

PRINCIPAL RISKS


An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets among market sectors.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o INDIVIDUAL ISSUER CONCENTRATION RISK - Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

o PREPAYMENT RISK - The fund's mortgage- and asset-backed securities may be prepaid more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, prepayments often occur more slowly than expected, which may extend the duration of the backed securities and may reduce their value.

o SOVEREIGN RISK - Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).


                                      10A

Mitchell Hutchins Series Trust     Strategic Income Portfolio
-------------------------------------------------------------


PERFORMANCE
-----------



RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993
1994
1995
1996
1997
1998
1999                                1.89%



      Best quarter during year shown:   1st quarter, 1999  --   2.05%
      Worst quarter during year shown   2nd quarter, 1999  -- (0.64)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                          CLASS H          LEHMAN BROTHERS
    (INCEPTION DATE)              (9/28/98)       AGGREGATE BOND INDEX
    ----------------              ---------       --------------------

    One Year.................       1.89%                   (0.82)%
    Life of Class............       3.79%                   (0.39)%*
      --------------
      *  Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Global Income Portfolio
---------------------------------------------------------------


GLOBAL INCOME PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE

Primarily, high current income; secondarily, capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in high quality bonds of governmental and private issuers in the U.S. and developed foreign countries. These high quality bonds are rated in one of the two highest rating categories or are of comparable quality. The fund also invests, to a lesser extent, in lower rated bonds, including bonds of issuers in emerging markets. These may include bonds that have very low credit ratings, but that Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes provide a return that is high enough to justify the additional risk. Some of the fund's bonds may be backed by mortgages.

Mitchell Hutchins normally invests a portion of the fund's assets in bonds of U.S. government and private issuers, and allocates the balance of the fund's portfolio among bonds of issuers in different foreign countries. Mitchell Hutchins decides which bonds to buy or sell by determining the allocation to different geographic areas, countries and industries based upon its assessment of fundamental economic strengths, credit quality and currency and interest rate trends. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o SOVEREIGN RISK - Investments in foreign government bonds involve special risks because the fund may have limited legal recourse in the event of default.

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets between U.S. and foreign issuers.

o INDIVIDUAL ISSUER CONCENTRATION RISK - Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund can. As a result, changes in the market value of a single issuer can have a greater effect on the fund's performance and share price than if the fund held a smaller position.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins Series Trust     Global Income Portfolio
---------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


       TOTAL RETURN ON CLASS H SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990                               14.92%
1991                               10.30%
1992                                1.29%
1993                               16.65%
1994                               -5.56%
1995                               13.58%
1996                                6.62%
1997                                3.50%
1998                                9.69%
1999                               -4.79%




      Best quarter during years shown:   2nd quarter, 1990  --   5.77%
      Worst quarter during years shown:  1st quarter, 1994  -- (4.44)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                  SALOMON SMITH BARNEY
  CLASS                            CLASS H          WORLD GOVERNMENT
  (INCEPTION DATE)                 (5/01/88)           BOND INDEX
  ----------------                 ---------           ----------

  One Year...................       (4.79)%                (4.27)%
  Five Years.................         5.53%                  6.42%
  Ten Years..................         6.36%                  8.03%
  Life of Class..............         6.63%                  7.48%*
    -----------------
    *  Return is for the period 4/30/88 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     High Income Portfolio
--------------------------------------------------------------

HIGH INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE


High income.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in a diversified range of high yield U.S. and foreign corporate bonds (sometimes called "junk bonds"). The fund also invests, to a lesser extent, in other types of bonds, preferred stocks and bonds that are convertible into common stock. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.


The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a three-step investment process to find the best relative values in the bond markets in which the fund invests: industry selection, company selection and security selection.


Mitchell Hutchins allocates the fund's assets among industry groups by analyzing economic factors, industry dynamics and yield spreads to determine which industries provide the most attractive investment opportunities. Mitchell Hutchins selects companies within these industries by performing fundamental credit analysis based on cash flow, leverage and other balance sheet and income statement factors. In deciding which securities to buy or sell for the fund, Mitchell Hutchins chooses from among the types of securities offered by these companies to select those that appear to offer the best relative values. All aspects of this process rely on Mitchell Hutchins' economic, credit, quantitative and market research.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so. This risk is greater for high yield, lower quality bonds than for bonds that are investment grade.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

o INTEREST RATE RISK - The value of the fund's investments generally will fall when interest rates rise.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     High Income Portfolio
----------------------------------------------------------------

PERFORMANCE
-----------



RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance for its initial calendar year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)




EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993
1994
1995
1996
1997
1998
1999                                5.42%


      Best quarter during year shown:   4th quarter, 1999  --    4.29%
      Worst quarter during year shown:  3rd quarter, 1999  --  (1.01)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                          CLASS H        CS FIRST BOSTON HIGH
    (INCEPTION DATE)              (9/28/98)         YIELD BOND INDEX
    ----------------              ---------         ----------------

    One Year................        5.42%                   3.28%
    Life of Class...........        8.54%                   4.54%*
     ----------------
     *  Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Balanced Portfolio
-----------------------------------------------------


BALANCED PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE


High total return with low volatility.


PRINCIPAL INVESTMENT STRATEGIES


The fund allocates its investments among three investment sectors:

o     stocks

o     bonds

o     cash (money market instruments)

The fund normally has investments in each sector, but it always keeps at least 25% of its total assets in a combination of bonds and cash. This is intended to limit changes in the value of fund shares compared to funds that invest solely in stocks.


The fund's bonds are primarily investment grade, but it may invest, to a lesser extent, in lower quality bonds. The fund may invest in U.S. dollar-denominated securities of foreign issuers. The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes, to manage the "duration" of its bond investments and to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, believes investors tend to reach a consensus as to the likely effect of changes in key economic variables (for example, interest rates, profits and inflation) on each asset class. Mitchell Hutchins also believes that prices of securities in each asset class tend to move toward a level that reflects that consensus, but that this takes time. By using fundamental valuation techniques, Mitchell Hutchins attempts to adjust the allocation of the fund's assets among sectors before prices fully reflect the consensus view.

In buying and selling individual securities for the fund, Mitchell Hutchins uses the following process:


o STOCKS. Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

o BONDS. Mitchell Hutchins selects bonds based on its analysis of their maturity and risk structures (comparing yields on U.S. Treasury bonds to yields on riskier types of bonds).


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets among the three asset classes.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise.

o CREDIT RISK - Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).



                                      16a

Mitchell Hutchins Series Trust     Balanced Portfolio
-----------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.


The fund's past performance does not necessarily indicate how the fund will perform in the future.



      TOTAL RETURN ON CLASS H SHARES



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


CALENDAR YEAR                 PERCENTAGES

1990                                2.63%
1991                               18.73%
1992                                5.18%
1993                               15.76%
1994                               -9.59%
1995                               23.27%
1996                               16.82%
1997                               24.86%
1998                               16.81%
1999                                1.82%



      Best quarter during years shown:  4th quarter, 1998  --   14.29%
      Worst quarter during years shown: 2nd quarter, 1994  --  (5.55)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

   CLASS                                CLASS H      S&P 500 COMPOSITE
   (INCEPTION DATE)                    (6/01/88)        STOCK INDEX
   ----------------                    ---------        -----------

   One Year....................          1.82%              21.03%
   Five Years..................         16.42%              28.54%
   Ten Years...................         11.11%              18.19%
   Life of Class...............         10.96%              19.11%*
    ---------------
    * Return is for the period 5/31/88 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Growth and Income Portfolio
------------------------------------------------------------------

GROWTH AND INCOME PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE


Current income and capital growth.

PRINCIPAL INVESTMENT STRATEGIES


The fund invests in a combination of securities to obtain both growth and income. To obtain growth, the fund invests in stocks that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. To obtain current income, the fund invests in dividend paying stocks and, to a lesser extent, convertible bonds and money market instruments.

The fund generally invests in large capitalization companies. Some of the fund's investments may be in U.S. dollar denominated securities of foreign investors. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify stocks with growth potential that appear to be undervalued. The model ranks companies based on "value" factors such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     Growth and Income Portfolio
------------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES (1993 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993                               -2.26%
1994                               -6.18%
1995                               30.52%
1996                               22.12%
1997                               32.45%
1998                               16.32%
1999                               10.33%



      Best quarter during years shown:  4th quarter, 1998  --    19.73%
      Worst quarter during years shown: 3rd quarter, 1998  --  (14.91)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

   CLASS                                CLASS H      S&P 500 COMPOSITE
   (INCEPTION DATE)                    (1/02/92)        STOCK INDEX
   ----------------                    ---------        -----------
   One Year....................          10.33%             21.03%
   Five Years..................          22.06%             28.54%
   Life of Class...............          12.52%             19.69%*

----------------
* Return is for the period 12/31/91 to 12/31/99, annualized.

Mitchell Hutchins Series Trust   Tactical Allocation Portfolio
------------------------------------------------------------------

TACTICAL ALLOCATION PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE


Total return, consisting of long-term capital appreciation and current income.


PRINCIPAL INVESTMENT STRATEGIES


The fund allocates its assets between


o a stock portion that is designed to track the performance of the S&P 500 Composite Stock Index


o a fixed income portion that consists of either five-year U.S. Treasury notes or U.S. Treasury bills with remaining maturities of 30 days

Mitchell Hutchins Asset Management Inc., the fund's investment adviser, reallocates the fund's assets in accordance with the recommendations of its own Tactical Allocation Model on the first business day of each month.

The Tactical Allocation Model attempts to track the performance of the S&P 500 Index in periods of strong market performance. The Model attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downturn in stock prices or significant loss in value. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model uses a bond risk premium determination to decide whether to recommend five-year U.S. Treasury notes or 30-day U.S.
Treasury bills.


When the Tactical Allocation Model recommends a fixed income allocation of more than 50%, the fund must invest in other high quality bonds or money market instruments to the extent needed to limit the fund's investments in U.S. Treasury obligations to no more than 55% of its assets. This limit is imposed by Internal Revenue Code diversification requirements for segregated asset accounts used to fund variable annuity or variable life contracts.

The fund may (but is not required to) use derivatives to adjust its exposure to different asset classes or to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes. Mitchell Hutchins also may use these instruments to reduce the risk of adverse price movements while investing cash received when investors buy fund shares, to facilitate trading and to reduce transactions costs.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o ASSET ALLOCATION RISK - The Tactical Allocation Model may not correctly predict the appropriate time to shift the fund's assets from asset class to another.

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o INDEX TRACKING RISK - The fund expects a close correlation between the performance of its stock investments and that of the S&P 500 Index in both rising and falling markets. The fund's performance, however, generally will not be identical to that of the Index because of the fees and expenses borne by the fund and investor purchases and sales of fund shares, which can occur daily.

o INTEREST RATE RISK - The value of the fund's bond investments generally will fall when interest rates rise.

o DERIVATIVES RISK -- The fund's investments in derivatives may rise or fall more rapidly than other investments.

o FOREIGN INVESTING RISK - The S&P 500 Index includes some U.S. dollar denominated foreign securities. The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).



                                      20a

Mitchell Hutchins Series Trust   Tactical Allocation Portfolio
------------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.


The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)




EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993
1994
1995
1996
1997
1998
1999                               18.43%


      Best quarter during year shown:   4th quarter, 1999  --   13.08%
      Worst quarter during year shown:  3rd quarter, 1999  --    6.16%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                               CLASS H      S&P 500 COMPOSITE
    (INCEPTION DATE)                   (9/28/98)        STOCK INDEX
    ----------------                   ---------        -----------
    One Year....................        18.43%              21.03%
    Life of Class...............        36.66%              35.94%*
     -----------------
     *  Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Growth Portfolio
--------------------------------------------------------


GROWTH PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE


Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth.

The fund generally invests in larger capitalization companies but has the flexibility to invest in companies having any market capitalization. Some of the fund's investments may be in U.S. dollar denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Multi-Factor Growth Model to identify companies that appear to have potential for above-average growth in earnings, cash flow and/or book value. The model ranks companies based on "growth" factors such as earnings momentum, stock price movement, economic sensitivity and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model. When investing in smaller companies, Mitchell Hutchins also considers the trading volume of the company's stock.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:


o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     Growth Portfolio
--------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.


The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.


The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990                               -8.15%
1991                               42.10%
1992                                5.83%
1993                               19.61%
1994                              -11.65%
1995                               32.50%
1996                               18.70%
1997                               15.41%
1998                               30.59%
1999                               33.61%



      Best quarter during years shown:   4th quarter, 1998  --    30.29%
      Worst quarter during years shown:  3rd quarter, 1990  --  (16.09)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                               CLASS H       S&P 500 COMPOSITE
    (INCEPTION DATE)                   (5/04/87)         STOCK INDEX
    ----------------                   ---------         -----------
    One Year....................         33.61%             21.03%
    Five Years..................         25.93%             28.54%
    Ten Years...................         16.54%             18.19%
    Life of Class...............         16.80%             16.79%*
------------
* Return is for the period 4/30/87 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Aggressive Growth Portfolio
-------------------------------------------------------------------


AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE


Maximizing long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in common stocks of U.S. companies that its sub-adviser expects to grow faster than the average rate of companies in the S&P 500 Composite Stock Index. The fund has the flexibility to invest in companies of any size, including small capitalization ("small cap") companies. In general, however, the fund invests the majority of its assets in mid capitalization ("mid cap") companies.

Some of the fund's investments may be in U.S. dollar-denominated securities of foreign issuers and the fund also may invest in bonds. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

The fund invests in companies that are diversified over a cross-section of industries. The fund's investments may include growth companies, cyclical companies or companies that its sub-adviser believes to be undergoing a basic change in operations or markets that would result in a significant improvement in earnings.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., has appointed Nicholas-Applegate Capital Management as the fund's sub-adviser. In selecting investments for the fund, Nicholas-Applegate uses a proprietary investment methodology to identify companies with attractive earnings and growth potential and to evaluate their investment prospects.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of mid and small cap companies because they generally are more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources. In general, these risks are greater for small cap companies than for mid cap companies.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     Aggressive Growth Portfolio
-------------------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.


      TOTAL RETURN ON CLASS H SHARES (1994 IS THE FUND'S FIRST FULL YEAR OF OPERATIONS)



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993
1994                               -2.90%
1995                               21.04%
1996                               25.23%
1997                               20.76%
1998                               15.30%
1999                               25.07%



      Best quarter during years shown:  4th quarter, 1998  --   18.30%
      Worst quarter during years shown: 3rd quarter, 1998  -- (15.45)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

   CLASS                                CLASS H      S&P 500 COMPOSITE
   (INCEPTION DATE)                    (11/02/93)       STOCK INDEX
   ----------------                    ----------       -----------
   One Year....................         25.07%              21.03%
   Five Years..................         21.43%              28.54%
   Life of Class...............         16.42%              22.87%*
      ------------
      *  Return is for the period 10/31/93 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Small Cap Portfolio
------------------------------------------------------


SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------

FUND OBJECTIVE


Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES


The fund invests primarily in stocks of small capitalization ("small cap") companies, that Mitchell Hutchins Asset Management Inc., its investment adviser, believes have substantial potential for capital growth. The fund considers companies with market capitalizations of up to $1.5 billion to be small cap.

The fund also invests, to a lesser extent, in stocks of larger companies and in bonds and money market instruments. Some of the fund's investments may be in U.S. dollar-denominated securities of foreign issuers. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

In buying and selling stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear to be undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those small cap companies identified by the model.


PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o LIMITED CAPITALIZATION RISK - Equity risk is greater for the common stocks of small cap companies because they generally are more vulnerable than large or mid cap companies to adverse business or economic developments and they may have more limited resources.

o FOREIGN INVESTING RISK - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in U.S. dollars, it generally is not subject to the risk of changes in currency valuations.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THESE REPORTS).

Mitchell Hutchins Series Trust     Small Cap Portfolio
------------------------------------------------------

PERFORMANCE
-----------

RISK/RETURN BAR CHART AND TABLE


The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance for its initial calendar year. The bar chart shows Class H shares because Class I shares were not outstanding for the full calendar year.

The table that follows the bar chart shows the average annual returns for Class H shares for one year and the life of the class. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the entire 1999 calendar year. The table compares fund returns to returns on two broad-based market indices of small cap companies that are unmanaged and, therefore, do not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future.



      TOTAL RETURN ON CLASS H SHARES (1999 IS THE FUND'S FIRST FULL CALENDAR YEAR OF OPERATIONS)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990
1991
1992
1993
1994
1995
1996
1997
1998
1999                                6.13%


      Best quarter during year shown:  --  4th quarter, 1999  --    16.48%
      Worst quarter during year shown: --  1st quarter, 1999  --  (15.50)%


AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

    CLASS                     CLASS H        S&P SMALLCAP      RUSSELL 2000
    (INCEPTION DATE)         (9/28/98)        600 INDEX     [SMALL CAP] INDEX
    ----------------         ---------        ---------     -----------------
    One Year...............    6.13%            12.41%           21.26%
    Life of Class..........   29.45%            25.01%*          31.66%
     ---------------
     *  Return is for the period 9/30/98 to 12/31/99, annualized.

Mitchell Hutchins Series Trust     Global Equity Portfolio
----------------------------------------------------------


GLOBAL EQUITY PORTFOLIO


INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
------------------------------------------


FUND OBJECTIVE

Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The fund invests primarily in stocks of companies in the United States and in foreign countries that are represented in the MSCI Europe, Australia and Far East Index. The EAFE Index reflects stocks in most developed countries outside North America. The fund also invests, to a lesser extent, in stocks of issuers in other countries, including emerging markets, and in U.S. and foreign bonds.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., allocates the fund's assets between U.S. and foreign markets based on how it expects U.S. stock markets to perform in comparison to stock markets in certain of the EAFE countries. Mitchell Hutchins may increase the allocation of the fund's assets to either the U.S. or foreign markets if it believes that one of those markets has a greater potential for high returns, relative to the risk of loss. The fund may (but is not required to) use derivatives as part of its investment strategy or to help manage portfolio risks.

Mitchell Hutchins has appointed Invista Capital Management, LLC as the sub-adviser for the fund's foreign investments. In buying and selling foreign stocks for the fund, Invista analyzes the fundamental business prospects of industries and of individual companies and assesses the relative risks presented by the countries in which those companies operate.

In buying and selling U.S. stocks for the fund, Mitchell Hutchins uses its own Factor Valuation Model to identify companies that appear undervalued. The model ranks companies based on "value" factors, such as dividends, cash flows, earnings and book values, as well as on "growth" factors, such as earnings momentum and industry performance forecasts. Mitchell Hutchins then applies fundamental analysis to select specific stocks from among those identified by the model.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

o EQUITY RISK - Stocks and other equity securities generally fluctuate in value more than bonds. The fund could lose all of its investment in a company's stock.

o ASSET ALLOCATION RISK - Mitchell Hutchins may not be successful in choosing the best allocation of the fund's assets between U.S. and foreign issuers.

o FOREIGN INVESTING AND EMERGING MARKETS RISKS - The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. These risks are greater for investments in emerging market issuers than for issuers in more developed countries.

o DERIVATIVES RISK - The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING SUCH REPORTS).

Mitchell Hutchins Series Trust     Global Equity Portfolio
----------------------------------------------------------

PERFORMANCE
-----------


RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The fund's shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. The bar chart and table do not reflect sales charges or other expenses of these contracts. If those sales charges and expenses were included, the total returns shown would be lower.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class H shares, the only class outstanding during all the periods shown.

The table that follows the bar chart shows the average annual returns for Class H shares over several time periods. Performance for Class I shares is not included in the table because Class I shares were not outstanding for the full 1999 calendar year. The table compares fund returns to returns on a broad-based market index that is unmanaged and, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how it will perform in the future. This is especially true for the period prior to November 2, 1998, when Mitchell Hutchins and Invista assumed day-to-day management of the fund's assets. Prior to that date, another sub-adviser was responsible for managing all the fund's assets.


      TOTAL RETURN ON CLASS H SHARES


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR                 PERCENTAGES

1990                                7.53%
1991                                4.93%
1992                               -7.55%
1993                               40.02%
1994                              -11.94%
1995                               -3.54%
1996                               15.14%
1997                                7.16%
1998                               13.50%
1999                               18.47%




      Best quarter during years shown:   4th quarter, 1998  --    19.55%
      Worst quarter during years shown:  3rd quarter, 1998  --  (18.97)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

   CLASS                           CLASS H        MSCI WORLD
   (INCEPTION DATE)                05/04/87         INDEX
   ----------------                --------         -----
   One Year....................     18.47%         25.34%
   Five Years..................      9.86%         20.25%
   Ten Years...................      7.50%         11.96%
   Life of Class...............      7.92%         11.65%*

     ------------
     *  Return is for the period 4/30/87 to 12/31/99, annualized.

Mitchell Hutchins Series Trust
--------------------------------


MORE ABOUT RISKS AND INVESTMENT STRATEGIES
------------------------------------------


PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.


ASSET ALLOCATION RISK. Mitchell Hutchins may not be successful in choosing the best allocation of a fund's assets among different asset classes or geographic or other market sectors. A fund that allocates its assets among different asset classes or market sectors is more dependent on Mitchell Hutchins' ability to successfully assess the relative values in each asset class or sector than are funds that do not do so.

For Tactical Allocation Portfolio, the Mitchell Hutchins Tactical Allocation Model may not correctly predict the times to shift the fund's assets from one asset class to another.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality bonds are subject to some credit risk. However, credit risk is greater for lower quality bonds. Bonds that are not investment grade involve high credit risk and are considered speculative. Some of these low quality bonds may be in default when purchased by a fund. Low quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options, futures contracts and forward currency contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives to adjust or "hedge" the overall risk of its portfolio, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

EMERGING MARKETS RISK. Securities of issuers located in emerging market countries are subject to all of the risks of other foreign securities (see below). However, the level of those risks often is higher due to the fact that social, political, legal and economic systems in emerging market countries may be less fully developed and less stable than those in developed countries. Emerging market securities also may be subject to additional risks, such as lower liquidity and larger changes in value.


EQUITY RISK. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. They reflect changes in the issuing company's financial condition and changes in the overall market. A fund may lose a substantial part, or even all, of its investment in a company's stock.


FOREIGN INVESTING RISK. Foreign investing involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of U.S. issuers. In addition, there are differences between U.S. and foreign regulatory requirements and market practices. Foreign investments denominated in foreign currencies are subject to the risk that the value of a foreign currency will fall in relation to the U.S. dollar. Currency exchange rates can be volatile and can be affected by, among other factors, the general economics of a country, the actions of U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

INDIVIDUAL ISSUER CONCENTRATION RISK. Global Income Portfolio and Strategic Income Portfolio are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held only a smaller position.

INTEREST RATE RISK. The value of bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in bonds will fall. Because interest rate risk is the primary risk presented by U.S. government and other very high quality bonds, changes in


                                       30a

Mitchell Hutchins Series Trust
--------------------------------

interest rates may actually have a larger effect on the value of those bonds than on lower quality bonds.

LEVERAGE RISK. Leverage involves increasing the total assets in which a fund can invest beyond the level of its net assets. Because leverage increases the amount of a fund's assets, it can magnify the effect on the fund of changes in market values. As a result, while leverage can increase a fund's income and potential for gain, it also can increase expenses and the risk of loss. Strategic Fixed Income Portfolio, which uses leverage by investing in when-issued and delayed delivery bonds, attempts to limit the potential magnifying effect of the leverage by managing its portfolio duration.


LIMITED CAPITALIZATION RISK. Securities of mid and small cap companies generally involve greater risk than securities of larger companies because they may be more vulnerable to adverse business or economic developments. Mid and small cap companies also may have limited product lines, markets or financial resources, and they may be dependent on a relatively small management group. Securities of mid and small cap companies may be less liquid and more volatile than securities of larger companies or the market averages in general. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects. In general, all these risks are greater for small cap companies than for mid cap companies.


PREPAYMENT RISK. Payments on bonds that are backed by mortgage loans or similar assets may be received earlier or later than expected due to changes in the rate at which the underlying loans are prepaid. Faster prepayments often happen when market interest rates are falling. As a result, a fund may need to reinvest these early payments at those lower interest rates, thus reducing its income. Conversely, when interest rates rise, prepayments may happen more slowly, causing the underlying loans to be outstanding for a longer time. This can cause the market value of the security to fall because the market may view its interest rate to be too low for a longer term investment.


SOVEREIGN RISK. Investments in foreign government bonds involve special risks because the investors may have limited legal recourse in the event of default. Political conditions, especially a country's willingness to meet the terms of its debt obligations, can be of considerable significance.


ADDITIONAL INVESTMENT STRATEGIES


DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, a fund may take a defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments. Since these investments provide relatively low income, a defensive position may not be consistent with achieving a fund's investment objective.

Strategic Income Portfolio and Balanced Portfolio each may invest in money market instruments on an unlimited basis as part of its ordinary investment strategy. Money Market Portfolio invests exclusively in money market instruments. Each of the other funds may invest up to 35% of its total assets in cash or money market instruments as a cash reserve for liquidity or other purposes.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading to achieve its investment objective. Frequent trading can result in portfolio turnover of 100% or more (high portfolio turnover).

Mitchell Hutchins Series Trust
--------------------------------

INVESTING IN THE FUNDS

PURCHASES, REDEMPTIONS AND EXCHANGES
------------------------------------

Shares of the funds are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the funds - not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.

The funds offer both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.

o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by each fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The funds pay this fee to insurance companies for the sale of Class I shares and for services that the insurance company provides to contract owners. Because these 12b-1 fees are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.

An insurance company separate account may exchange shares of one fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The funds and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.

PRICING AND VALUATION
---------------------


Insurance company separate accounts buy, sell or exchange fund shares at their net asset values. Each fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the funds' net asset value per share will be calculated as of the time trading was halted.


MONEY MARKET PORTFOLIO'S net asset value per share is expected to be $1.00 per share, although this value is not guaranteed. Money Market Portfolio values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity.

OTHER FUNDS. Each other fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the funds' board of trustees. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated bonds, because there is less reliable, objective data available.


The funds calculate the U.S. dollar value of investments that are denominated in foreign currencies daily, based on current exchange rates. A fund may own securities, including some securities that trade primarily in foreign markets, that trade on weekends or other days on which a fund does not calculate net asset value. As a result, a fund's net asset value may change on days when you will not be able to buy and sell fund shares. If a fund concludes that a material change in the value of a foreign security has occurred after the close of trading in the principal foreign market but before the close of the NYSE, the fund may use fair value methods to reflect those changes. This policy is intended to assure that the fund's net asset value fairly reflects security values as of the time of pricing.

Mitchell Hutchins Series Trust
--------------------------------


MANAGEMENT
----------

INVESTMENT ADVISERS


Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of each fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser to 31 investment companies with 76 separate funds and aggregate assets of approximately $54.4 billion.

Pacific Investment Management Company is the sub-adviser for Strategic Fixed Income Portfolio. It is located at 840 Newport Center Drive, Suite 360, Newport Beach, California 92660. On December 31, 1999, PIMCO had approximately $86 billion in assets under management and was the adviser or sub-adviser of 18 investment companies with 65 portfolios and aggregate net assets of approximately $53 billion.

Nicholas-Applegate Capital Management is the sub-adviser for Aggressive Growth Portfolio. It is located at 600 West Broadway, 29th Floor, San Diego, California 92101. On February 29, 2000, Nicholas-Applegate had approximately $48.5 billion in assets under management and was the adviser or sub-adviser of 14 investment companies with 32 portfolios and aggregate net assets of approximately $7.8 billion.

Invista Capital Management, LLC is the sub-adviser for Global Equity Portfolio's foreign investments. It is located at 1900 Hub Tower, 699 Walnut, Des Moines, Iowa 50309. As of December 31, 1999, Invista managed approximately $35.3 billion in client assets.

The funds have received an exemptive order from the SEC that permits their board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval. A fund's shareholders must approve this policy before the board may implement it. The shareholders of Strategic Fixed Income Portfolio and Global Equity Portfolio have approved this policy. As of the date of this prospectus, the shareholders of the other funds have not been asked to do so.

ADVISORY FEES

The funds paid advisory fees to Mitchell Hutchins for the most recent fiscal year at the following annual contract rates based on average daily net assets.

Money Market Portfolio                          0.50%
High Grade Fixed Income Portfolio               0.50%
Strategic Fixed Income Portfolio                0.50%
Strategic Income Portfolio                      0.75%
Global Income Portfolio                         0.75%
High Income Portfolio                           0.50%
Balanced Portfolio                              0.75%
Growth and Income Portfolio                     0.70%
Tactical Allocation Portfolio                   0.50%
Growth Portfolio                                0.75%
Aggressive Growth Portfolio                     0.80%
Small Cap Portfolio                             1.00%

Global Equity Portfolio                         0.75%

PORTFOLIO MANAGERS


Unless otherwise noted, all portfolio managers are employees of Mitchell Hutchins. Most of these individuals serve as portfolio managers for more than one fund. Information about their positions with Mitchell Hutchins and their business experience follows this section. All relevant information about portfolio managers who are employees of a sub-adviser is provided in this section.

HIGH GRADE FIXED INCOME PORTFOLIO. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's portfolio. Nirmal Singh and Julieanna Berry assist Mr. McCauley in managing the fund's portfolio. Messrs. McCauley and Singh have held their management responsibilities for the fund since July 1995. Ms. Berry assumed her management responsibilities for the fund in February 2000.


STRATEGIC FIXED INCOME PORTFOLIO. William C. Powers, a PIMCO Managing Director, is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Powers has been a senior member of the fixed income portfolio management group of PIMCO since 1991 and assumed his management responsibilities for the fund in September 1996.


STRATEGIC INCOME PORTFOLIO. Dennis L. McCauley is the fund's allocation manager. Nirmal Singh and Julieanna Berry share responsibility as sector managers for the day-to-day management of the fund's U.S. government and investment grade securities. James F. Keegan is the sector manager


                                       33a

Mitchell Hutchins Series Trust
--------------------------------

responsible for the day-to-day management of the fund's U.S. high yield, high risk securities. Stuart Waugh is the sector manager responsible for the day-to-day management of the fund's foreign and emerging market bonds.

Messrs. McCauley, Singh and Waugh have held their day-to-day management responsibilities for the fund since its inception. Mr. Keegan has held day-to-day management responsibilities for the fund since its inception but assumed his sector manager responsibilities for the fund's U.S. high yield, high risk securities in February 2000. Ms. Berry has held her day-to-day management responsibilities for the fund since February 2000.


GLOBAL INCOME PORTFOLIO. Stuart Waugh and William King are primarily responsible for the day-to-day management of the fund's portfolio. Mr. Waugh has been involved with the fund since its inception, first as an analyst and as portfolio manager since 1993. Mr. King assumed his present management responsibilities for the fund in 1997.


HIGH INCOME PORTFOLIO. James F. Keegan is responsible for the day-to-day management of the fund's portfolio. Mr. Keegan has held his management responsibilities for the fund since February 2000.

BALANCED PORTFOLIO. T. Kirkham Barneby is responsible for the asset allocation decisions for the fund. Mark A. Tincher is primarily responsible for the day-to-day management of the fund's equity portion. Dennis L. McCauley is primarily responsible for the day-to-day management of the fund's fixed income portion. Nirmal Singh and Susan Ryan assist Mr. McCauley in managing the fund's fixed income investments.


Messrs. Barneby, McCauley, Singh and Tincher and Ms. Ryan have held their management responsibilities for the fund since August 1995.

GROWTH AND INCOME PORTFOLIO. Mark A. Tincher is primarily responsible for the day-to-day management of the fund. Mr. Tincher has held his management responsibilities for the fund since April 1995.

TACTICAL ALLOCATION PORTFOLIO. T. Kirkham Barneby is responsible for the fund's asset allocation decisions and the day-to-day management of its portfolio. Mr. Barneby has held his management responsibilities for the fund since its inception.

GROWTH PORTFOLIO. Ellen R. Harris has been primarily responsible for the day-to-day management of the fund's portfolio since its inception.

AGGRESSIVE GROWTH PORTFOLIO. The Systems Driven Internal Research team at Nicholas-Applegate, which is primarily responsible for the day-to-day management of Aggressive Growth Portfolio, has been under the supervision of portfolio manager John Kane for the past five years. Mr. Kane has been the lead portfolio manager for the team since he joined the firm in 1994. The team has held its management responsibilities for the fund since its inception.

SMALL CAP PORTFOLIO. Donald R. Jones is primarily responsible for the day-to-day management of the fund. He has held his management responsibilities for the fund since its inception.


GLOBAL EQUITY PORTFOLIO. T. Kirkham Barneby is responsible for allocating the fund's assets between U.S. investments and foreign investments. Mark A. Tincher is primarily responsible for the day-to-day management of the fund's U.S. investments.

Scott D. Opsal and Kurtis D. Spieler are primarily responsible for the day-to-day management of Global Equity Portfolio's foreign investments. Mr. Opsal is an executive vice president and chief investment officer of Invista, where he has been employed since 1986. Mr. Spieler is a portfolio manager specializing in the management of international equity portfolios.
He has been employed by Invista since 1994.

Messrs. Barneby, Tincher, Opsal and Spieler assumed their management responsibilities for the fund on November 2, 1998.


                              *    *    *


Ms. Ryan is responsible for the day-to-day management of Money Market Portfolio and management of the cash portion of all the other funds except Aggressive

Growth, Strategic Fixed Income and Global Equity Portfolios. She has held her Money Market Portfolio responsibilities since its inception.


Other members of Mitchell Hutchins' fixed income and equity investments groups provide input on market outlook, interest rate forecasts, investment research and other considerations pertaining to each fund's investments.

POSITIONS WITH MITCHELL HUTCHINS AND BUSINESS EXPERIENCE OF MITCHELL HUTCHINS EMPLOYEES.

T. KIRKHAM BARNEBY is a managing director and chief investment officer quantitative investments of Mitchell Hutchins.


                                       34a

Mitchell Hutchins Series Trust
--------------------------------


JULIEANNA BERRY is a first vice president of Mitchell Hutchins, where she has been employed as a portfolio manager since 1989.


ELLEN R. HARRIS is a managing director of Mitchell Hutchins and has been with Mitchell Hutchins since 1983.

DONALD R. JONES has been a first vice president of Mitchell Hutchins since February 1996. Prior to joining Mitchell Hutchins, he was a vice president in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.


JAMES F. KEEGAN is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in March 1996, Mr. Keegan was a director with Merrion Group, L.P.


WILLIAM KING joined Mitchell Hutchins in November 1995. Prior to 1995, he was at IBM Corporation, where he was responsible for the management of IBM Pension Fund's global bond portfolio. Mr. King is a Chartered Financial Analyst.


DENNIS L. MCCAULEY is a managing director and chief investment officer fixed income of Mitchell Hutchins responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Mr. McCauley joined Mitchell Hutchins in 1994.


SUSAN RYAN is a senior vice president of Mitchell Hutchins and has been with Mitchell Hutchins since 1982.


NIRMAL SINGH is a senior vice president of Mitchell Hutchins, where he has been employed since 1993.

MARK A. TINCHER is a managing director and chief investment officer of equities (stocks) of Mitchell Hutchins, where he has been employed since March 1995.


STUART WAUGH is a managing director of Mitchell Hutchins responsible for global fixed income investments and currency trading. He has been with Mitchell Hutchins since 1983. Mr. Waugh is a Chartered Financial Analyst.

Mitchell Hutchins Series Trust
--------------------------------


DIVIDENDS AND TAXES



DIVIDENDS


Dividends are paid in additional shares of the distributing fund unless the shareholder requests otherwise.


Money Market Portfolio declares dividends daily and pays them monthly; it does not expect to realize gains. The other funds normally declare and pay dividends and distribute any gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

TAXES


Fund shares are offered only to insurance company separate accounts that fund certain variable annuity and variable life contracts. These accounts generally are not subject to tax on dividends from the funds or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of


o the insurance company separate accounts that purchase and hold shares of the funds and

o     the holders of contracts funded through those separate accounts.


Each fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity or variable life contracts. Failure of a fund to do so would result in taxation of the insurance company issuing the contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for a more detailed discussion. Prospective investors are urged to consult their tax advisers.

Mitchell Hutchins Series Trust
--------------------------------


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for funds that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund, assuming reinvestment of all dividends. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, are included in the funds' Annual Reports to Shareholders. The Annual Reports may be obtained without charge by calling 1-800-986-0088.

Please note that not every fund had Class I shares outstanding during the periods shown.


The information in these tables pertains only to the funds and does not reflect charges related to the insurance company separate accounts that invest in the funds. See the appropriate variable annuity contract or variable life contract prospectus for information concerning these charges.

Mitchell Hutchins Series Trust     Money Market Portfolio
-------------------------------------------------------------------------------


MONEY MARKET PORTFOLIO
-------------------------------------------------------------------------------
                                               CLASS H
                               ------------------------------------------------

                                   FOR THE YEARS ENDED DECEMBER 31,
                               ------------------------------------------------
                                 1999    1998        1997       1996       1995
                                 ----    ----         ----      ----       ----
Net asset value, beginning of   $ 1.00   $ 1.00     $ 1.00    $ 1.00     $ 1.00
year...........................  ----     ----       ----      ----       ----

Net investment income..........   0.03     0.04       0.04      0.04       0.05
                                  ----     ----       ----      ----       ----
Dividends from net investment
  income.......................  (0.03)   (0.04)     (0.04)    (0.04)     (0.05)
                                 ------   ------     ------    ------    ------
Net asset value, end of year    $ 1.00   $ 1.00     $ 1.00    $ 1.00     $ 1.00
                                 =====    =====       ====      ====       ====
Total investment return(1)        3.55%    4.51%      4.53%     4.32%      5.22%
                                 =====    =====       ====      ====       ====
Ratios/Supplemental Data:

Net assets, end of year
(000's)........................ $5,590   $9,582     $8,906   $12,287   $ 21,974

Expenses to average net assets    1.64%    1.15%      1.22%     1.17%      0.79%

Net investment income to
  average net assets......        3.52%    4.42%      4.43%     4.27%      5.23%

-------------------
(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.


Mitchell Hutchins Series Trust      Mitchell Hutchins    High Grade Fixed Income Portfolio
-------------------------------------------------------------


HIGH GRADE FIXED INCOME PORTFOLIO
----------------------------------------------------------------
                                         CLASS H
                          --------------------------------------
                                   FOR THE YEARS ENDED
                                      DECEMBER 31,
                          --------------------------------------
                           1999        1998       1997      1996       1995
                           ----        ----       ----      ----       ----
Net asset value,
beginning of year.......   $ 9.17      $ 9.29     $ 9.10    $ 9.49     $ 8.71
                           ------      ------     ------    ------     ------

Net investment income...     0.54        0.56       0.55      0.50       0.56

Net realized and
  unrealized gains
  (losses  from
  investments...........    (0.89)       0.07       0.19     (0.37)      0.79
                           ------      ------     ------    ------     ------

Net increase (decrease)
  from investment
  operations............    (0.35)       0.63       0.74      0.13       1.35
                           ------      ------     ------    ------     ------
Dividends from net
  investment income.....       --       (0.56)     (0.55)    (0.52)     (0.57)

Distributions from net
  realized gains on            --       (0.19)       --       --          --
  investments...........   ------     ------      ------    -----      ------

Total dividends and          0.00       (0.75)     (0.55)    (0.52)    (0.57)
  distributions.........   ------     ------      ------    -----      ------

Net asset value, end of    $ 8.82      $ 9.17     $ 9.29    $ 9.10 $    9.49
year....................   ======     ======      ======    =====      ======

Total investment            (3.82)%     6.83%      8.13%     1.41%     15.44%
  return(1).............   ======     ======      ======    =====     ======

Ratios/Supplemental Data:

Net assets, end of year
(000's)...............     $4,568     $6,770     $7,345    $7,902  $    9.147

Expenses to average net      1.91%      1.27%      1.43%     1.62%      1.01%
  assets................
Net investment income to
  average net assets.....    4.65%      5.39%      5.54%     5.04%      5.56%

Portfolio turnover rate.      166%       101%        95%      282%       136%


---------------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust       Strategic Fixed Income Portfolio
--------------------------------------------------------------------------------

STRATEGIC FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                           CLASS H
                          ------------------------------------------------------

                                     FOR THE YEARS ENDED
                                        DECEMBER 31,
                          ------------------------------------------------------
                               1999      1998      1997      1996      1995
                               ----      ----      ----      ----      ----
Net asset value,
beginning of year........    $ 10.78   $ 10.64   $ 10.21   $ 10.61   $ 10.34
                             -------   -------   -------   -------   -------

Net investment income....       0.72      0.70      0.69      0.70      0.88
                             -------   -------   -------   -------   -------
Net realized and
  unrealized gains
  (losses) from
  investments, futures,
  options and foreign          (1.08)     0.21      0.44     (0.31)     1.03
  currency transactions..      ------    -----      ----     ------     ----

Net increase (decrease)
  from investment              (0.36)     0.91      1.13      0.39      1.91
  operations.............      ------    -----      ----      ----      ----

Dividends from net
  investment income......      --        (0.68)    (0.70)    (0.70)    (0.88)

Distributions from net
  realized gains on             0.00++   (0.09)      --      (0.09)    (0.76)
  investments............       ----     ------   -----      ------    ------

Total dividends and             0.00     (0.77)    (0.70)    (0.79)    (1.64)
  distributions..........       ----    -------    ------    ------    ------

Net asset value, end of
year.....................    $ 10.42   $ 10.78   $ 10.64   $ 10.21    $ 10.61

Total investment
  return(1)..............      (3.32)  %  8.62%    11.00%     3.79%     18.51%

Ratios/Supplemental Data:

Net assets, end of year
(000's)..................    $ 6,250    $9,469    $9,891   $10,689    $13,741

Expenses to average net         1.82%+    1.10%+    1.00%     1.52%      0.99%
  assets.................

Net investment income to
  average net assets.....       5.34%     5.88%     6.04%     5.88%      6.35%

Portfolio turnover.......        503%      245%      175%      317%       234%
-------------------

+ Includes 0.10% and 0.14% of interest expense related to the reverse repurchase agreements during the years ended December 31, 1999 and December 31, 1998, respectively.

++ The Fund paid a distribution of less than $0.005 per share for the year ended
   December 31, 1999.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.



Mitchell Hutchins     Strategic Income
Series Trust          Portfolio
------------------------------------------



STRATEGIC INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------

                                                                CLASS H                         CLASS I
                                                ---------------------------------------------------------------
                                                                        FOR THE PERIOD        FOR THE PERIOD
                                                     FOR THE             SEPTEMBER 28,           JANUARY 5,
                                                     YEAR ENDED          1998++ THROUGH        1999++ THROUGH
                                                 DECEMBER 31, 1999     DECEMBER 31, 1998     DECEMBER 31, 1999
                                                 -----------------     -----------------     -----------------

Net asset value, beginning of period.........          $  12.19                $ 12.00              $ 12.22
                                                        -------                -------              -------
Net investment income........................              0.77@                  0.14                 0.76@

Net realized and unrealized gains(losses)
   from investments, foreign currency and
   futures contracts.........................             (0.54)@                 0.20                (0.56)@
                                                        -------                -------              -------

Net increase from investment operations......              0.23                   0.34                 0.20
                                                        -------                -------              -------

Dividends from net investment income.........             (0.68)                 (0.14)               (0.68)

Distributions from net realized gains from                   --                  (0.01)                  --
   investments...............................           -------                -------              -------

Distributions from paid in capital...........             (0.01)                    --                (0.01)
                                                        -------                -------              -------
Total dividends and distributions
  to shareholders............................             (0.69)                 (0.15)               (0.69)

Net asset value, end of period...............            $11.73                $ 12.19              $ 11.73

Total investment return(1)...................              1.89%                  2.84%                1.63%
                                                        -------                -------              -------
Ratios/Supplemental data:

Net assets, end of period (000's)............           $11,423               $ 10,328              $ 1,335

Expenses to average net assets, before
   waiver from adviser.......................              1.62%                  1.44%*               1.87%*

Expenses to average net assets, after                      1.62%                  1.44%*               1.62%*
  waiver from adviser........................

Net investment income to average net assets,
   before waiver from adviser................              6.20%                  5.09%*               5.75%*

Net investment income to average net assets,
   after waiver from adviser.................              6.20%                  5.09%*               6.00%*

Portfolio turnover rate......................               403%                    81%                 403%

-------------------

+    Commencement of operations.

++   Commencement of issuance of shares.

*    Annualized

@    Calculated using the average daily shares outstanding for the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.



Mitchell Hutchins Series Trust          Global Income Portfolio
--------------------------------------------------------------------


GLOBAL INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------------

                                                                     CLASS H
                                    -------------------------------------------------------------------------------

                                                                 FOR THE YEARS ENDED
                                                                      DECEMBER 31,
                                   -------------------------------------------------------------------------------
                                            1999         1998           1997         1996         1995
                                            ----         ----           ----         ----         ----

Net asset value, beginning               $ 11.07      $ 10.81        $ 11.14      $ 11.20      $ 10.88
  of year..........................

Net investment income (loss).......         0.59         0.69           0.75         0.87        (0.05)

Net realized and unrealized gains
  (losses) from investments and
  foreign currency.................        (1.12)        0.36          (0.36)       (0.13)        1.52
                                         -------        -----         ------       ------         ----

Net increase (decrease) from
  investment operations............        (0.53)        1.05           0.39         0.74         1.47
                                          ------        -----           ----         ----         ----

Dividends from net investment
  income...........................           --        (0.61)         (0.71)       (0.79)       (1.15)

Distributions from  net realized
  gains from investments...........           --        (0.18)         (0.01)       (0.01)          --
                                             ---       ------         ------       ------          ---

Total dividends and distributions..           --        (0.79)         (0.72)       (0.80)       (1.15)
                                             ---       ------         ------       ------       ------

Net asset value, end of year.......      $ 10.54      $ 11.07        $ 10.81      $ 11.14      $ 11.20


Total investment return(1).........        (4.79)%       9.69%          3.50%        6.62%       13.58%

Ratios/Supplemental Data:

Net assets, end of year (000's)....      $ 8,828     $ 14,702        $17,730     $ 24,436     $ 35,700

Expenses to average net assets.....         2.09%        1.68%          1.52%        1.56%        1.19%

Net investment income to
  average net assets...............         4.62%        5.53%          6.34%        6.56%        7.21%

Portfolio turnover rate............           43%         104%           142%         134%         160%

-------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins Series Trust          High Income Portfolio
---------------------------------------------------------------


HIGH INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                                         CLASS H
                                           -------------------------------------
                                                                FOR THE PERIOD
                                                FOR THE          SEPTEMBER 28,
                                               YEAR ENDED       1998+ THROUGH
                                           DECEMBER 31, 1999   DECEMBER 31, 1998
                                           -----------------   -----------------

Net asset value, beginning of period......      $ 12.40            $ 12.00
                                                -------            -------

Net investment income.....................         1.21               0.20

Net realized and unrealized gains
  (losses) from investments...............        (0.54)              0.42
                                                 ------              -----

Net increase from investment operations...         0.67               0.62
                                                   ----               ----

Dividends from net investment income......      (1.21)               (0.20)

Distributions from net realized gains
  from investments........................      (0.11)               (0.02)
                                                ------             -------

Total dividends and distributions.........      (1.32)               (0.22)
                                                ------             -------

Net asset value, end of period............    $ 11.75              $ 12.40
                                              =======              =======

Total investment return(1)................       5.42%               5.16%
                                                 ====              =======
Ratios/Supplemental data:

Net assets, end of period (000's).........    $12,561            $ 10,933

Expenses to average net assets............       1.35                1.20%*

Net investment income to average net             9.44%               7.04%*
  assets..................................

Portfolio turnover rate...................        69%                  21%

-------------------

+    Commencement of operations

*     Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.


Mitchell Hutchins Series Trust               Balanced Portfolio

-------------------------------------------------------------------


BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------

                                                CLASS H                      CLASS I
                               ------------------------------------------------------------------------------------
                                                                                              FOR THE PERIOD
                                          FOR THE YEARS ENDED                                AUGUST 17, 1999+
                                              DECEMBER 31,                                       THROUGH
                               ----------------------------------------------------------
                                     1999         1998      1997     1996#        1995       DECEMBER 31, 1999
                                     ----         ----      ----     ----         ----       -----------------

Net asset value, beginning
  of period...................   $ 11.54        $11.33    $ 10.95    $ 10.70    $ 9.54         $  11.37
                                   -----         -----      -----      -----      ----          -------

Net investment income.........      0.26          0.28       0.28       0.29      0.35             0.04

Net realized and unrealized
   gains (losses) from
   investments and futures....     (0.05)         1.61       2.44       1.49      1.88             0.34
                                  ------         -----       ----       ----      ----             ----

Net increase from
  investment operations.......      0.21          1.89       2.72       1.78      2.23             0.38
                                    ----         -----       ----       ----      ----             ----
Dividends from net investment
  income......................        --         (0.27)     (0.28)     (0.28)    (0.35)              --

Distributions from net
  realized gains on                (0.00)++      (1.41)     (2.06)     (1.25)    (0.72)           (0.00)++
  investments.................    ------       -------     ------     ------    ------           ------

Total dividends and
  distributions...............     (0.00)        (1.68)     (2.34)     (1.53)    (1.07)           (0.00)
                                  ------       -------     ------     ------    ------           ------

Net asset value, end of
  period......................   $ 11.75       $ 11.54    $ 11.33    $ 10.95   $ 10.70           $11.75


Total investment return(1)....      1.82%        16.81%     24.86%     16.82%    23.27%            3.34%

Ratios/Supplemental data:

Net assets, end of period
  (000's).....................   $21,418      $ 28,549    $ 28,211  $ 29,224   $23,413            $ 596

Expenses to average net
  assets, net of waivers(2)...      1.25%         0.97%       1.19%     1.24%     1.09%           1.57%*

Net investment income to
  average net assets, net
  of waivers (3)..............      1.81%         2.08%       2.06%     2.29%     2.88%           1.39%*

Portfolio turnover............       206%          177%        169%      235%      171%            206%

-------------------

+    Commencement of issuance of shares.

# Prior to the close of business on January 26, 1996, the Balanced Portfolio was known as the Asset Allocation Portfolio.

++ The Portfolio made a distribution of less than $0.005 per shareduring the year ended December 31, 1999.

*    Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2) During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.25% and 1.82% for Class H and Class I, respectively.

(3) During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.81% and 1.14% for Class H and Class I, respectively.


                                       44a

Mitchell Hutchins Series Trust     Growth and Income Portfolio
---------------------------------------------------------------------


GROWTH AND INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

                                                      CLASS H                     CLASS I
                                         -----------------------------------------------------------------------------------
                                                    FOR THE YEARS ENDED                                  FOR THE PERIOD
                                                        DECEMBER 31,                                    JANUARY 5, 1999+
                                         ----------------------------------------------------------         THROUGH
                                               1999         1998      1997       1996         1995       DECEMBER 31, 1999
                                               ----         ----      ----       ----         ----       -----------------


Net asset value, beginning of period....     $ 14.81      $ 13.69   $ 12.27     $ 11.83     $ 9.16              $ 14.70
                                             -------      -------   -------     -------     ------              -------
Net investment income...................        0.05@        0.07      0.10        0.06       0.10                 0.04@

Net realized and unrealized gains from
  investments...........................        1.48@        2.16      3.88        2.53       2.70                 1.61@
                                                ----        -----      ----        ----       ----                 ----
Net increase from
  investment operations.................        1.53         2.23      3.98        2.59       2.80                 1.65
                                                ----        -----      ----        ----       ----                 ----
Dividends from net investment
  income................................       (0.00)#      (0.07)    (0.10)      (0.06)     (0.10)               (0.00)++

Distributions from net realized
  gains from investments                          --        (1.04)    (2.46)      (2.09)     (0.03)                  --
                                               -----      -------    ------      ------     ------                  ---

Total dividends and
other distributions....                        (0.00)#      (1.11)    (2.56)      (2.15)     (0.13)               (0.00)++
                                             -------      -------    ------      ------     ------                 ------

Net asset value, end of                      $ 16.34      $ 14.81   $ 13.69     $ 12.27     $ 11.83             $ 16.35
                                               =====        =====     =====       =====       =====               =====
period.................
Total investment                               10.33%       16.32%    32.45%      22.12%      30.52%              11.23%
                                               =====        =====     =====       =====       =====               =====
  return(1)............
Ratios/Supplemental Data:
Net assets, end of                           $22,457     $ 24,497   $18,493     $14,520     $14,797              $6,201
period (000's).........
Expenses to average net
  assets, before waiver                          1.23%       1.04%     1.04%       1.58%       1.37%               1.48%*
  from adviser.........
Expenses to average net
  assets, after waiver                           1.23%       1.04%     1.04%       1.58%       1.37%               1.23%*
  from adviser.........
Net investment income to
  average net assets,                            0.36%       0.46%     0.71%       0.49%       0.94%               0.04%*
  before waiver from
  adviser..............
Net investment income to                         0.46%       0.71%     0.49%       0.94%       0.29%*              0.36%
  average net assets,
  after waiver from
  adviser..............
Portfolio turnover rate                            65%         69%       92%         99%        134%                 65%
-------------------

+  Commencement of issuance of shares.

*  Annualized

@  Calculated using the average monthly shares outstanding for the period.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

# The Portfolio made a distribution of less than $0.005 per share during the year ended December 31, 1999.

Mitchell Hutchins Series Trust          Tactical Allocation Portfolio
---------------------------------------------------------------------




TACTICAL ALLOCATION PORTFOLIO
------------------------------------------------------------------------------

                                            CLASS H                CLASS I
                               -----------------------------------------------
                                               FOR THE PERIOD  FOR THE PERIOD
                                   FOR THE      SEPTEMBER 28,    JANUARY 5,
                                 YEAR ENDED     1998+ THROUGH      1999++
                                DECEMBER 31,    DECEMBER 31,      THROUGH
                                    1999            1998       DECEMBER 31, 1999
                                    ----            ----       -----------------

Net asset value, beginning of     $ 14.91         $ 12.00         $ 14.89
                                  -------         -------         -------
period........................
Net investment income.........       0.11@           0.02            0.11@
Net realized and unrealized          2.64@           2.99            2.65@
                                     ----            ----            ----
  gains from investments..
Net increase from investment         2.75            3.01            2.76
                                     ----           -----           -----
  operations..................
Dividends from net investment       (0.06)          (0.02)          (0.06)
  income......................
Distributions from net                                              (1.11)
                                                                   -------
  realized gains from               (1.11)          (0.08)
                                    ------         -------
  investments.................
Total dividends and                 (1.17)          (0.10)          (1.17)
                                    ------         -------         -------
  distributions...............
Net asset value, end of period    $ 16.49         $ 14.91         $ 16.48
                                    =====          ======          ======
Total investment return(1)....      18.43%          24.98%          18.52%
                                    =====          ======          ======
Ratios/Supplemental data:
Net assets, end of period         $36,714        $ 22,494        $ 54,413
(000's).......................
Expenses to average net              0.74%           0.95%*          0.99%*
  assets, before waiver from
  adviser.....................
Expenses to average net              0.74%           0.95%*          0.74%*
  assets, after waiver from
  adviser.....................
Net investment income to             0.71%           0.77%*          0.56%*
  average net assets, before
  waiver from adviser.........
Net investment income to             0.71%           0.77%*          0.81%*
  average net assets, after
  waiver from adviser.........
Portfolio turnover rate.......       110%              6%            110%
-------------------

+  Commencement of operations.

++ Commencement of issuance of shares.

*  Annualized.

@  Calculated using the average monthly shares outstanding for the period.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

Mitchell Hutchins Series Trust      Growth Portfolio
----------------------------------------------------


GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------

                                                                  CLASS H                                    CLASS I
                                         -----------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDED                           FOR THE PERIOD
                                                                DECEMBER 31,                              JULY 18, 1999+
                                         ----------------------------------------------------------           THROUGH
                                              1999         1998        1997        1996       1995       DECEMBER 31, 1999
                                              ----         ----        ----        ----       ----       -----------------

Net asset value,                           $ 18.03      $ 15.63     $ 17.48     $ 17.57    $ 14.56          $ 20.59
                                           -------      -------     -------     -------    -------          -------
beginning of year....
Net investment                                0.14        (0.07)       0.03      (0.06)      0.04             (0.03)
income (loss)........
Net realized and
  unrealized gains                            6.20         4.79        2.69       3.29       4.68              3.53
                                              ----        -----        ----       ----       ----              ----
  (losses) from
  investments........
Net increase
  (decrease) from                             6.06         4.72        2.72       3.23       4.72              3.50
                                              ----        -----        ----       ----       ----              ----
  investment
  operations.........
Dividends from net
  investment                                  --           --         (0.03)      --        (0.08)             --
  income.............
Distributions from
  net realized gains                         (0.00)++     (2.32)      (4.54)     (3.32)     (1.63)            (0.00)++
                                             -------     -------      ------     ------     ------            ------
  from investments...
Total dividends and                          (0.00)       (2.32)      (4.57)     (3.32)     (1.71)            (0.00)
                                             ------      -------      ------     ------     ------            ------
distributions........
Net asset value, end                       $ 24.09      $ 18.03      $15.63     $17.48     $17.57           $ 24.09
                                           =======       ======      ======     ======     ======             ======
of year.............
Total investment                             33.61%       30.59%      15.41%     18.70%     32.50%            17.00%
                                             =====        =====       =====      =====      =====             =====
  return(1)..........
Ratios/Supplemental
data:
Net assets, end of                         $36,428      $36,830     $30,586     $36,357    $42,784          $2,375
year (000's).........
Expenses to average                           1.11%        1.05%       1.05%      1.14%      1.02%             1.14%*
  net assets.........
Net investment
  income (loss) to                           (0.58)%      (0.37)%      0.12%     (0.29)%     0.23%            (0.58)%*
  average net assets.
Portfolio turnover                               23%          50%        89%        53%        41%               23%
  rate...............
-------------------

*  Annualized.

+  Commencement of issuance of shares.

++ The Fund paid a distribution of less than $0.005 per share for the period ended December 31, 1999.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.11% and 1.39% for Class H and Class I, respectively.

(3)During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been (0.58)% and (0.83)% for Class H and Class I, respectively.


Mitchell Hutchins Series Trust       Aggressive Growth Portfolio
----------------------------------------------------------------


AGGRESSIVE GROWTH PORTFOLIO
----------------------------------------------------------------------------
                                                    CLASS H
                                    ----------------------------------------
                                              FOR THE YEARS ENDED
                                                 DECEMBER 31,
                                    ----------------------------------------
                                 1999       1998       1997        1996        1995
                                 ----       ----       ----        ----        ----
Net asset value, beginning      $13.64    $ 13.40     $13.09      $11.34      $9.65
                                ------     ------     ------      ------      -----
of year...................
Net investment income            (0.18)     (0.12)     (0.09)      (0.10)      0.03
(loss)....................
Net realized and
  unrealized gains from           3.60       2.15       2.78        2.93       2.00
                                  ----      -----       ----        ----       ----
  investments.............
Net increase from
  investment operations...        3.42       2.03       2.69        2.83       2.03
                                  ----      -----       ----        ----       ----
Dividends from net                --        --          --          --        (0.02)
  investment income.......
Distributions from net
  realized gains from            --         (1.79)     (2.38)      (1.08)     (0.32)
                                -----      -------     ------      ------     ------
  investments.............
Total dividends and              --         (1.79)     (2.38)      (1.08)     (0.34)
                                -----      -------     ------      ------     ------
distributions.............
Net asset value, end of         $17.06    $ 13.64     $13.40      $13.09     $11.34
                                 =====     ======     ======      ======     ======
year......................
Total investment return(1)       25.07%     15.30%     20.76%      25.23%     21.04%
                                 =====      =====      =====       =====      =====
Ratios/Supplemental data:
Net assets, end of year        $15,491    $18,715    $19,076     $19,167    $17,660
(000's)...................
Expenses to average net           1.38%      1.21%      1.18%       1.52%      1.29%
  assets..................
Net investment income
  (loss) to average net          (0.95)   % (0.70)%    (0.59)%     (0.74)%     0.23%
  assets..................
Portfolio turnover rate...         135%        73%        89%        115%       119%
-------------------

(1)Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include additional contract level charges; results would be lower if such charges were included.

Mitchell Hutchins      Small Cap Portfolio
Series Trust
------------------------------------------

SMALL CAP PORTFOLIO
--------------------------------------------------------------------------------
                                                      CLASS H                                 CLASS I
                                 -------------------------------------------------------------------------
                                                                FOR THE PERIOD             FOR THE PERIOD
                                           FOR THE               SEPTEMBER 28,          JULY 6, 1999++
                                         YEAR ENDED              1998+ THROUGH                THROUGH
                                      DECEMBER 31, 1999        DECEMBER 31, 1998        DECEMBER 31, 1999
                                      -----------------        -----------------        -----------------
Net asset value, beginning of             $ 14.90                   $ 12.00                  $ 14.70
                                                                    -------                  -------
period.............................
Net investment loss................         (0.41)                    (0.04)                   (0.12)
Net realized and unrealized gains            1.32                      3.67                     1.22
                                             ----                      ----                     ----
  (losses) from investments........
Net increase (decrease) from                 0.91                      3.63                     1.10
                                             ----                     -----                    -----
  investment operations............
Distributions from net realized             (0.55)                    (0.73)                   (0.55)
                                            ------                   -------                  -------
  gains from investments...........
Net asset value, end of period.....        $15.26                   $ 14.90                  $ 15.25
                                           ======                    ======                   ======
Total investment return(1).........          6.13%                    30.36%                    7.51%
                                             ====                    ======                    =====
Ratios/Supplemental Data:
Net assets, end of period (000's)          $4,769                   $ 4,057                    $ 301
Expenses to average net assets,              3.86%(2)                  1.94%*                   3.80%*
  net of waivers (2)...............
Net investment loss to average net          (3.09)%(3)                (1.27)%*                 (3.13)%*
  assets, net of waivers (3).......
Portfolio turnover rate............           98%                        17%                      98%
-------------------

+  Commencement of operations.

++ Commencement of issuance of shares.

*  Annualized.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of the period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 3.86% and 4.05% for Class H and Class I, respectively.

(3)During the period ended December 31, 1999, Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been (3.09)% and (3.38)% for Class H and Class I, respectively.

Mitchell Hutchins      Global Equity
Series Trust           Portfolio
------------------------------------------

GLOBAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                               CLASS H                                  CLASS I
                                                ------------------------------------------------------------------------------------
                                                                                                                    FOR THE PERIOD
                                                                   FOR THE YEARS ENDED DECEMBER 31,                 AUGUST 5, 1999+
                                                -------------------------------------------------------------          THROUGH
                                                      1999        1998         1997       1996         1995      DECEMBER 31, 1999
                                                      ----        ----         ----       ----         ----      -----------------
Net asset value, beginning of period........        $ 13.74     $ 14.62      $13.74      $12.00      $12.44             $14.43
                                                    -------      ------      ------      ------      ------             ------
Net investment income (loss)................          (0.03)       0.08        0.04        0.07        0.01               0.01
Net realized and unrealized gains (losses)
   from investments, futures and foreign               2.56        1.92        0.94        1.75       (0.45)              1.82
                                                       ----       -----        ----        ----       ------              ----
   currency transactions....................
Net increase (decrease) from investment
   operations...............................           2.53        2.00        0.98        1.82       (0.44)              1.83
                                                       ----       -----        ----        ----       ------              ----
Dividends from net investment income........          (0.05)       --         (0.04)      (0.08)        --               (0.05)
Distributions from net realized gains from
   investments..............................          (0.01)      (2.88)      (0.06)       --           --               (0.01)
                                                      ------     -------      ------      -----        -----            -------
Total dividends and other distributions.....          (0.06)      (2.88)      (0.10)      (0.08)       0.00              (0.06)
                                                      ------     -------      ------      ------       ----              ------
Net asset value, end of period..............         $16.21     $ 13.74       $14.62      $13.74      $12.00            $16.20
                                                     ======      ======       ======      ======      ======            ======
Total investment return (1).................          18.47%      13.50%        7.16%      15.14%     (3.54)%            12.74%
                                                      =====       =====         ====       =====      ======             =====
Ratios/Supplemental Data:
Net assets, end of period (000's)...........        $13,015     $15,799       $21,215    $25,701     $28,507              $ 387

Expenses to average net assets, net of                 1.85%       1.33%       1.07%       1.10%       1.96%              2.00%*
   waivers(2)...............................
Net investment income (loss) to average
   net assets, net of waivers(3)............           0.13%       0.46%       0.26%       0.46%       0.10%             (0.64)%*
Portfolio turnover rate.....................            63%        154%         81%          44%        157%              63%

-------------------

+  Commencement of issuance of shares.

*  Annualized.

(1)Total investment return is calculated assuming a $1,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2)During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 1.85% and 2.25% for Class H and Class I, respectively.

(3)During the period ended December 31, 1999 Mitchell Hutchins waived a portion of its fees. The ratios excluding the waiver would have been 0.13% and (0.89)% for Class H and Class I, respectively.

If you want more information about the funds, the following documents are available free upon request:


      ANNUAL/SEMI-ANNUAL REPORTS:

      Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.


      STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CONTRACT PROSPECTUS:

      The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.

You may discuss your questions about the funds, obtain free copies of annual and semi-annual reports and the SAI, or request other information, by contacting the funds directly at 1-800-986-0088.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the funds:

o For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or


o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov

















Mitchell Hutchins Series Trust
Investment Company Act File No. - 811-4919

MITCHELL HUTCHINS SERIES TRUST

      STRATEGY PORTFOLIO









The fund offers its Class H and Class I shares only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. This prospectus should be read together with the prospectus for those contracts.





PROSPECTUS

May 1, 2000


-------------------------------

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Strategy Portfolio
-------------------------------

                                    CONTENTS

                               STRATEGY PORTFOLIO

          ----------------------------------------------------------------

          What every investor         3   Investment Objective, Strategies
          should know about               and Risks
          the fund                    5   More About Investment Strategies
                                          and Risks

                              INVESTING IN THE FUND

          ----------------------------------------------------------------

          Information for             6   Purchases, Redemptions and
          managing your fund              Exchanges
          account                     6   Pricing and Valuation


                             ADDITIONAL INFORMATION

          ----------------------------------------------------------------

          Additional important        7   Management
          information about           8   Dividends and Taxes
          the fund

          ----------------------------------------------------------------

          Where to learn more             Back Cover
          about this fund


                              ------------------------------
                              The fund is not a complete or
                              balanced  investment program.
                              ------------------------------

Strategy Portfolio
-------------------------------

                               STRATEGY PORTFOLIO

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                   ------------------------------------------

Fund Objective

Long-term capital appreciation.

Principal Investment Strategies

The fund will invest substantially all of its assets in stocks of issuers that are on PaineWebber's Highlighted Stocks list. Historically, the Highlighted Stocks list has consisted primarily of common stocks of relatively large, well known U.S. companies.

Under normal circumstances, the fund will purchase only stocks that are included on the Highlighted Stocks list and will sell stocks that have been removed from the Highlighted Stocks list. The fund will purchase a stock that has been added or sell a stock that has been removed after publication of that change.

The fund is designed for investors seeking long-term capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

Generally, the fund seeks to maintain equal weightings of its assets among the stocks on the Highlighted Stocks list. Any remaining assets may be invested by the fund's investment adviser, Mitchell Hutchins Asset Management Inc., in short-term debt obligations, money market instruments and options and futures contracts.


For more than a century, PaineWebber has been committed to providing superior equity research, resulting in one of the strongest franchises on Wall Street. PaineWebber Investment Strategy Group's approach to research seeks to place its recommendations in the context of broad social, economic and political themes. PaineWebber believes that the ability to spot emerging trends -- and the companies expected to benefit from them -- has proven critical to successful investing. The Investment Strategy Group aims to identify these themes before they emerge and become well recognized. While the Investment Strategy Group identifies several different industries and companies that are expected to benefit from each theme, the Highlighted Stocks list is a list of "choice" companies from each theme.

The Investment Strategy Group periodically makes subjective decisions to add or delete companies from the Highlighted Stocks list, but the list is not compiled with any client or product in mind, including the fund. Historically, the Highlighted Stocks list has included approximately 25 stocks, which are typically covered by the PaineWebber Research Department and carry a "1" (Buy) or "2" (Attractive) rating. As of March 29, 2000, the Highlighted Stocks list consisted of 31 stocks. Stocks are usually added to or deleted from the Highlighted Stocks list at the beginning of a month, but revisions may also be made on other days.


Principal Risks

An investment in the fund is not guaranteed; you may lose money by investing in the fund.

Stocks generally fluctuate in value more than other investments. Because the fund invests only in stocks that are on the Highlighted Stocks list, the fund will hold a relatively small number of stocks, often focused in market sectors that correspond to the investment themes underlying the list. As a result, changes in the market value of a single issuer or market sector could affect the fund's performance and net asset value more severely than if its holdings were more diversified.


The fund's investment results will not be the same as the price returns reported for the Highlighted Stocks list. Deviations from the Highlighted Stocks list's reported price returns will result because the Highlighted Stocks list's price returns are calculated using the prices of the stocks at the close of the stock market before changes to the Highlighted Stocks list are announced, and they do not reflect the execution of actual purchases or sales. Fund purchases and sales, however, will be affected by market conditions following the publication of changes to the Highlighted Stocks list and will be subject to competing orders by other PaineWebber clients who invest based on the Highlighted Stocks list recommendations. In addition, because the Highlighted Stocks list is a paper portfolio that is not managed to a target number of stocks, no "re-balancing" of actual investments is done when stocks are added to or deleted from the list. Although the fund will "re-balance" periodically to establish equal weightings of its assets among the stocks on the Highlighted Stocks list, the fund may not be able to maintain equal weightings at all times. The fund will also be subject to daily cash flows, which will result in ongoing purchases and sales of stocks and transactional expenses, including brokerage fees, as well as the advisory fees and other expenses that the fund bears. In addition, to the extent the fund invests part of its assets in short-term debt obligations, money market instruments and options and futures contracts, its investment results will differ from those of the Highlighted Stocks list.

Strategy Portfolio
-------------------------------

PaineWebber could at any time suspend or terminate publication of the Highlighted Stocks list. In that event, or in the event that the Highlighted Stocks list contains fewer than 20 stocks, the fund will determine how to proceed consistent with the fund's investment objective and the interests of its shareholders.

It is possible that the Highlighted Stocks list will include stocks of issuers for which PaineWebber or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which PaineWebber or one of its affiliates makes a market and may have long or short positions. When PaineWebber or one of its affiliates is engaged in certain activities for an issuer that is on the Highlighted Stocks list, Mitchell Hutchins may be prohibited from additional purchases or sales of that issuer's stock for the re-balancing of the fund.

Price returns reported for the Highlighted Stocks list do not predict the future results of the Highlighted Stocks list or the fund. Materials showing any price returns of the Highlighted Stocks list do not reflect the fund's performance.

More information about other risks of an investment in the fund is provided below in "More About Investment Strategies and Risks."

Performance

The fund is newly organized. As a result, the fund has no operating history or performance information to include in a bar chart or table reflecting average annual returns.

Strategy Portfolio
------------------------

                   MORE ABOUT INVESTMENT STRATEGIES AND RISKS
                   ------------------------------------------

Additional Investment Strategies


Strategies Using Derivatives. The fund may use derivatives in strategies intended to simulate investment in the stocks in the S&P 500 Index or other stock indices when it is impractical to invest substantially all of its assets in stocks that are on the Highlighted Stocks list because of diversification requirements that apply to mutual funds. In addition, the fund may use these derivatives while keeping a cash balance for fund management purposes, such as to provide liquidity to meet anticipated sales of its shares by shareholders and for fund operating expenses, or to facilitate trading and reduce transaction costs. The value of "derivatives" -- so-called because their value "derives" from the value of an underlying asset, reference rate or index -- may rise or fall more rapidly than other investments. For some derivatives, it is possible for the fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives.


Cash Reserves. The fund may invest a portion of its total assets in short-term debt obligations, money market instruments and options and futures contracts. The fund may invest in these instruments either for liquidity, in anticipation of shareholder redemptions of fund shares, or because the diversification requirements that apply to mutual funds prevent it from investing substantially all its assets in the stocks that are on the Highlighted Stocks list. This can occur if the Highlighted Stocks list includes fewer than 20 issuers, because the fund's investments in stocks generally will be equally weighted.


Portfolio Turnover. The fund is expected to engage in frequent trading and to have an annual portfolio turnover greater than 100% (high portfolio turnover) because it will make additions and deletions to its portfolio to reflect changes in the Highlighted Stocks list.

Frequent trading may increase the portion of the fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of the fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term gains than they would pay on dividends that represent long-term gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The fund does not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

Use of Proceeds of Initial Offering. The fund may not be fully invested in the stocks on the Highlighted Stocks list until approximately 30 days after it begins investment operations. During that period, the fund will purchase stocks on the Highlighted Stocks list, as well as invest in short-term debt obligations, money market instruments and options and futures contracts.

Strategy Portfolio
-------------------------------

                              INVESTING IN THE FUND

Purchases, Redemptions and Exchanges


Shares of the fund are sold only to insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts. These separate accounts are the shareholders of the fund -- not the individual contract owners. However, the separate accounts may pass through voting rights to the contract owners.


The fund offers both Class H and Class I shares to insurance company separate accounts:

o Class H shares are sold and redeemed at net asset value and do not pay any 12b-1 fees.


o Class I shares also are sold and redeemed at net asset value. However, under a rule 12b-1 plan adopted by the fund, Class I shares pay an annual distribution fee of 0.25% of average net assets. The fund pays this fee to insurance companies for the sale of Class I shares and for services that the insurance companies provide to contract owners. Because these 12b-1 fees are paid out of the fund's assets on an ongoing basis, over time they will increase the cost of a contract owner's investment and may cost more than paying other types of sales charges.


An insurance company separate account may exchange shares of the fund for shares of the same class in another Mitchell Hutchins Series Trust fund at their relative net asset values per share, provided that the separate account invests in both funds. A particular insurance company separate account may not invest in all Mitchell Hutchins Series Trust funds or classes of fund shares.

The fund and Mitchell Hutchins (for Class I shares) reserve the right to reject any purchase order and to suspend the offering of a fund's shares for a period of time.

Pricing and Valuation


Insurance company separate accounts buy, sell or exchange fund shares at the net asset value next calculated after the order is placed. The fund calculates net asset value separately for each class as of the close of trading on the New York Stock Exchange (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.


The fund calculates its net asset value based on the current market value for its portfolio securities. The fund normally obtains market values for its securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The fund normally uses the amortized cost method to value money market instruments that will mature in 60 days or less.

Strategy Portfolio
-------------------------------

                                       MANAGEMENT

Investment Adviser


Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the fund. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York, 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On February 29, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 76 separate portfolios and aggregate assets of approximately $54.4 billion.


Portfolio Manager

T. Kirkham Barneby, supported by his quantitative investment team, is responsible for the day-to-day management of the fund's portfolio. Mr. Barneby is a managing director and chief investment officer of quantitative investments of Mitchell Hutchins. Mr. Barneby rejoined Mitchell Hutchins in 1994, after being with Vantage Global Management for one year. During the eight years that Mr. Barneby was previously with Mitchell Hutchins, he was a senior vice president responsible for quantitative management and asset allocation.

Investment Consultant

PaineWebber makes available the Investment Strategy Group, headed by Edward M. Kerschner, to consult with Mitchell Hutchins regarding the development of investment themes and stocks covered by the PaineWebber Research Department. Mr. Kerschner is the Chief Investment Strategist of PaineWebber and Chairman of the Investment Policy Committee. Mr. Kerschner joined PaineWebber in 1982.

Advisory Fees

The fund pays advisory fees to Mitchell Hutchins at the annual contract rate of 0.75% of its average daily net assets.

Other Information

The fund has received an exemptive order from the SEC that permits its board to appoint and replace sub-advisers and to amend sub-advisory contracts without obtaining shareholder approval.

Additional Information About the Highlighted Stocks list


The Highlighted Stocks list was created and is currently maintained by the Investment Strategy Group in the PaineWebber Research Department. Since January 1988, the Highlighted Stocks list has included between 11 and 31 stocks, although on average it has consisted of 25 stocks. The names of the companies on the Highlighted Stocks list as of March 29, 2000 are included in the Statement of Additional Information ("SAI"). That list changes regularly. While the companies on the list generally have been relatively large, well known U.S. companies, the list is not restricted to those types of companies. A list of the investment themes as of March 29, 2000 is also included in the SAI and changes from time to time.


Mitchell Hutchins does not have access to information regarding additions or deletions for the Highlighted Stocks list prior to their publication. PaineWebber publishes other lists of recommended securities that could be appropriate for fund investors but that are not used by Mitchell Hutchins for the fund.


The Highlighted Stocks list is not maintained for the purpose of managing any account or investment company such as the fund. The average number of stocks on the Highlighted Stocks list and the frequency of additions to and deletions from the Highlighted Stocks list change from year to year, and there are no targets for such numbers in future years. The stocks selected for the Highlighted Stocks list constitute only a "paper portfolio" that does not reflect actual trading and does not have an actual performance record. The Highlighted Stocks list's price return is simply an arithmetic average of the price returns for the stocks selected for the Highlighted Stocks list. It does not represent the return on any fund or any other account that involves actual trading. The price returns would not be indicative of the returns on any fund or account because, among other things, they do not reflect actual prices when stocks are purchased or sold, transaction costs and account fees. In addition, because the Highlighted Stocks list does not include a cash component, price returns are based on a constant 100% investment in the stocks on the Highlighted Stocks list. Past price returns are not representative of future price returns. It should not be assumed that recommendations made in the future will be profitable or will equal past price returns on the Highlighted Stocks list.

Strategy Portfolio
----------------------------

                           DIVIDENDS AND TAXES

Dividends

Dividends and distributions are paid in additional shares of the fund unless the shareholder requests otherwise.

The fund normally declares and pays income dividends and distributes any realized gains annually.

Class I shares have higher expenses because of their distribution fees and thus are expected to have lower dividends than Class H shares.

Taxes

Fund shares are offered only to insurance company separate accounts that fund certain variable annuity or variable life contracts. These accounts generally are not subject to tax on dividends from the fund or when fund shares are exchanged or redeemed. See the applicable contract prospectus for a discussion of the federal income tax status of

o the insurance company separate accounts that purchase and hold shares of the fund; and

o    the holders of contracts funded through those separate accounts.

The fund must satisfy certain diversification requirements imposed by the Internal Revenue Code on segregated assets accounts used to fund variable annuity or variable life contracts. Failure of the fund to do so would result in taxation of the insurance company issuing the variable annuity or variable life contracts and treatment of the contract holders other than as described in the contract prospectus.

See the SAI for information or for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.

If you want more information about the fund, the following documents are available free upon request:

      Statement of Additional Information (SAI) and Contract Prospectus:

      The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus. Investors are advised to also read the applicable contract prospectus.


You may discuss your questions about the fund, obtain free copies of the SAI, or request other information, by contacting the fund directly at 1-800-986-0088.

You may review and copy information about the fund, including the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of information about the fund:

     o For a fee, by electronic request at publicinfo@sec.gov or by writing to or calling the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

          o Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov














Mitchell Hutchins Series Trust
Investment Company Act File No.  811-4919

                         MITCHELL HUTCHINS SERIES TRUST
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114


                       STATEMENT OF ADDITIONAL INFORMATION

      The  following  funds  are  series  of  Mitchell   Hutchins  Series  Trust
("Trust"), a professionally managed open-end investment company.


     Money Market Portfolio                    High Grade Fixed Income Portfolio
     Strategic Fixed Income Portfolio          Strategic Income Portfolio
     Global Income Portfolio                   High Income Portfolio
     Balanced Portfolio                        Growth and Income Portfolio
     Tactical Allocation Portfolio             Growth Portfolio
     Aggressive Growth Portfolio               Small Cap Portfolio
     Global Equity Portfolio

      Global Income Portfolio and Strategic Income Portfolio are non-diversified series of the Trust. The other funds are diversified series. Each fund offers its Class H and Class I shares only to insurance company separate accounts that fund benefits under certain variable annuity contracts and variable life insurance contracts.


      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser and administrator for each fund. Certain funds have sub-advisers. Mitchell Hutchins also serves as distributor for the funds' Class I shares.


      Portions of the funds' Annual Reports to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Reports accompany this SAI. You may obtain additional copies of a fund's Annual Report by calling toll-free 1-800-986-0088.

      This SAI is not a prospectus and should be read only in conjunction with the funds' current Prospectus, dated May 1, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-986-0088. The Prospectus contains more complete information about the funds. You should read it carefully before investing.

      This SAI is dated May 1, 2000.


                           TABLE OF CONTENTS
                                                                            Page
      The Funds and Their Investment Policies................................. 2
      The Funds' Investments, Related Risks and Limitations...................10
      Strategies Using Derivative Instruments.................................32
      Organization; Trustees and Officers; Principal Holders and
      Management Ownership of Securities......................................41
      Investment Advisory, Administration and Distribution Arrangements.......50
      Portfolio Transactions..................................................55
      Additional Purchase and Redemption Information..........................60
      Valuation of Shares.....................................................60
      Taxes...................................................................62
      Dividends...............................................................65
      Other Information.......................................................65
      Financial Statements....................................................66
      Appendix...............................................................A-1

                     THE FUNDS AND THEIR INVESTMENT POLICIES

      No fund's investment objective may be changed without shareholder approval. Except where noted, the other investment policies of each fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that a fund will achieve its investment objective.


      MONEY MARKET PORTFOLIO'S investment objective is maximum current income consistent with liquidity and conservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments are short-term debt obligations and similar securities. These instruments include (1) U.S. and foreign government securities, (2) obligations of U.S. and foreign banks, (3) commercial paper and other short-term corporate obligations of U.S. and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. Money market instruments also include longer term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund may purchase participation interests in any of the securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

      Money Market Portfolio may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of U.S. and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven days.

      Money Market Portfolio may purchase only those obligations that Mitchell Hutchins determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). A First Tier Security is either (1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security,
(4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by Mitchell Hutchins to be of comparable quality. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or Mitchell Hutchins becomes aware that a security has received a rating below the second highest rating by any rating agency, Mitchell Hutchins and, in certain cases, the board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

      Money Market Portfolio may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by U.S. government agencies or instrumentalities or guaranteed by the U.S. government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in these securities must comply with conditions established by the Securities and Exchange Commission ("SEC") under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-U.S. government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less.

      Generally, Money Market Portfolio may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institutional to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day U.S. Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed-rate securities.


      Variable rate securities include variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between Money Market Portfolio and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand and may or may not be rated.


      Money Market Portfolio generally may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only U.S. dollar denominated obligations of foreign issuers.

      Money Market Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies.

      HIGH GRADE FIXED INCOME PORTFOLIO'S primary investment objective is current income; capital appreciation is a secondary investment objective. The fund invests in U.S. government bonds, including those backed by mortgages. The fund may also invest in corporate bonds and may invest up to 25% of its total assets in mortgage- and asset-backed securities of private issuers. The corporate bonds in which the fund may invest consist primarily of bonds that are, at the time of purchase, rated within one of the two highest grades assigned by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service Inc. ("Moody's"), except that the fund may invest up to 35% of its total assets in investment grade bonds that are rated at the time of purchase lower than the two highest grades assigned by S&P or Moody's. The fund may invest in bonds that are assigned comparable ratings by another rating agency and unrated bonds that Mitchell Hutchins determines are of comparable quality to rated securities in which the fund may invest. The fund may invest up to 15% of its total assets in U.S. dollar denominated bonds sold in the United States by foreign issuers (Yankee bonds) if the securities are traded on recognized U.S.
exchanges or in the U.S. over-the-counter market.

      No more than 55% of High Grade Fixed Income Portfolio's total assets may be represented by U.S. Treasury obligations to assure the fund's satisfaction of the diversification requirements imposed by the Internal Revenue Code on segregated asset accounts used to fund variable annuity and/or life insurance contracts. These diversification requirements must be satisfied by the fund as an investment vehicle underlying the segregated asset accounts.

      High Grade Fixed Income Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes. The fund may invest in the securities of other investment companies and may sell short "against the box."

      STRATEGIC FIXED INCOME PORTFOLIO'S investment objective is total return with low volatility. The fund's investments are managed by a sub-adviser, Pacific Investment Management Company ("PIMCO"). The fund invests in bonds of varying maturities but normally maintains a dollar-weighted average portfolio duration between three and eight years. Under normal circumstances, the fund invests at least 65% of its total assets in fixed income securities, which include U.S. government and foreign government bonds (including bonds issued by supranational and quasi-governmental entities and mortgage-backed securities), corporate bonds of U.S. and foreign issuers (including mortgage- and asset-backed securities of private issuers), convertible securities, foreign currency exchange-related securities, loan participations and assignments and money market. The fund's investments in mortgage-backed securities of private issuers are limited to 35% of its total assets and its investments in loan participations and assignments are limited to 5% of its net assets.

      Strategic Fixed Income Portfolio invests primarily in investment grade bonds but may invest up to 20% of its total assets in securities, including convertible securities, that are not investment grade but are rated at least B by S&P or Moody's, assigned a comparable rating by another rating agency or, if unrated, determined by the sub-adviser to be of comparable quality. The fund may invest up to 20% of its total assets in a combination of Yankee bonds, Eurodollar bonds and bonds denominated in foreign currencies, except that not more than 10% of its total assets may be invested in bonds denominated in foreign currencies. Yankee bonds are U.S. dollar denominated obligations of foreign issuers, and Eurodollar bonds are U.S. dollar denominated obligations of issuers that are held outside the United States.

      Strategic Fixed Income Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements up to 33 1/3% of its total assets for temporary or emergency purposes. The fund may invest in the securities of other investment companies and may sell short "against the box."


      STRATEGIC INCOME PORTFOLIO'S primary investment objective is to achieve a high level of current income. As a secondary investment objective, the fund seeks capital appreciation. The fund strategically allocates its investments among three distinct bond market categories: (1) U.S. government and investment grade corporate bonds, including mortgage- and asset-backed securities; (2) U.S. high yield corporate bonds, including convertible bonds, and preferred stock; and (3) foreign and emerging market bonds. A portion of the fund's assets normally is invested in each of these investment sectors. However, the fund has the flexibility at any time to invest all or substantially all of its investments in any one sector.

      Strategic Income Portfolio may invest in high yield bonds that are rated as low as D by S&P or C by Moody's.

      The foreign and emerging market bonds in which Strategic Income Portfolio may invest include (1) government bonds, including Brady bonds and other sovereign debt, and bonds issued by multi-national institutions such as the International Bank for Reconstruction and Development and the International Monetary Fund; (2) corporate bonds and preferred stock issued by entities located in foreign countries, or denominated in or indexed to foreign currencies; (3) interests in foreign loan participations and assignments; and
(4) foreign mortgage-backed securities and other structured foreign investments. The fund may invest without limit in securities of issuers located in any country in the world, including both industrialized and emerging market countries. The fund generally is not restricted in the portion of its assets that may be invested in a single country or region, but the fund's assets normally are invested in issuers located in at least three countries. No more than 25% of the fund's total assets are invested in securities issued or guaranteed by any single foreign government. The fund may invest in foreign and emerging market bonds that do not meet any minimum credit rating standard or that are unrated.


      Mitchell Hutchins believes that Strategic Income Portfolio's strategy of sector allocation should be less risky than investing in only one sector of the bond market. Data from the Lehman Brothers Aggregate Bond Index, the Salomon Smith Barney High Yield Master Index, the Merrill Lynch High Yield Index and the Salomon Smith Barney World Government Bond Index indicate that these sectors are not closely correlated. If successful, the fund's strategy should enable the fund to achieve a higher level of investment return than if the fund invested exclusively in any one investment sector or allocated a fixed proportion of its assets to each investment sector.


      Strategic Income Portfolio may invest up to 10% of its total assets in preferred stock of U.S. and foreign issuers. It also may acquire equity securities when attached to bonds or as part of a unit including bonds or in connection with a conversion or exchange of bonds. The fund also may invest without limit in certificates of deposit issued by banks and savings associations and in bankers' acceptances.

      Strategic Income Portfolio may invest in zero coupon bonds, other original discount securities, payment-in-kind securities and principal only mortgage-backed securities. The fund also may invest in fixed and floating rate loans through either participations in or assignments of all or a portion of loans made by banks.

      Strategic Income Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may engage in dollar rolls and reverse repurchase agreements for investment purposes to enhance the fund's return. These transactions are considered borrowing. The fund may also borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but the fund's aggregate borrowings for all purposes may not exceed 33 1/3% of its total assets, plus an additional 5% of its total assets for temporary or emergency purposes. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GLOBAL INCOME PORTFOLIO'S primary investment objective is high current income consistent with prudent investment risk; capital appreciation is a secondary objective. The fund invests principally in high-quality bonds issued or guaranteed by foreign governments, the U.S. government, their respective agencies or instrumentalities or supranational organizations or issued by U.S. or foreign companies.

      Global Income Portfolio's portfolio consists primarily of bonds rated within one of the two highest grades assigned by S&P, Moody's or another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Normally, at least 65% of the fund's total assets consist of these high-quality bonds (and receivables from the sale of such bonds) denominated in foreign currencies or U.S. dollars of issuers located in at least three of the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. No more than 40% of the fund's total assets are normally invested in securities of issuers located in any one country other than the United States. The fund's investments may include zero coupon securities and other bonds sold with a discount. Up to 5% of the fund's total assets may be invested in bonds convertible into equity securities.

      Global Income Portfolio may invest up to 35% of its total assets in bonds rated below the two highest grades assigned by a rating agency. Except as noted below, these securities must be investment grade (that is, rated at least BBB by S&P, Baa by Moody's or comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality). Within this 35% limitation, the fund may invest up to 20% of its total assets in bonds that are rated below investment grade. These bonds may be rated as low as D by S&P, C by Moody's or comparably rated by another rating agency or, in the case of bonds assigned a short-term debt rating, as low as D by S&P or comparably rated by another rating agency or, if not so rated, determined by Mitchell Hutchins to be of comparable quality. Bonds rated D by S&P are in payment default or the rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing. Mitchell Hutchins will purchase these securities for the fund only when it concludes that the anticipated return to the fund on the investment warrants exposure to the additional level of risk. Lower-rated bonds are often issued by businesses and governments in emerging markets. Because the fund may also invest in emerging market bonds that are investment grade, the fund's total investment in emerging market bonds may exceed 20% of its total assets.


      Global Income Portfolio may invest up to 35% of its total assets in mortgage-backed securities of U.S. or foreign issuers that are rated in one of the two highest rating categories by S&P, Moody's or another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. Up to 20% of the fund's total assets may be invested in bonds that are not paying current income (a category that does not include zero coupon bonds and other bonds sold with a discount). The fund may purchase these bonds if Mitchell Hutchins believes that they have a potential for capital appreciation. The fund also may invest in secured and unsecured fixed or floating rate loans in the form of participations and assignments.

      Global Income Fund may invest up to 35% of its total assets in cash or investment grade money market instruments as part of its ordinary investment activities. The fund's investment of cash collateral from securities lending in these money market instruments is not subject to this 35% limitation, and there is no limitation on its investments in short-term bonds denominated in foreign currencies.

      Global Income Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."


      HIGH INCOME PORTFOLIO'S investment objective is to provide high income. The fund normally invests at least 65% of its total assets in high yield corporate bonds that, at the time of purchase, are rated B or better by S&P or Moody's, are comparably rated by another rating agency or, if unrated, are considered to be of comparable quality by Mitchell Hutchins. The fund may include in this 65% of its total assets any equity securities (including common stocks and rights and warrants for equity securities) that are attached to corporate bonds or are part of a unit including corporate bonds, so long as the corporate bonds meet these quality requirements. The fund also may invest up to 35% of its total assets in (1) bonds that are rated below B (and rated as low as D by S&P or C by Moody's) or comparable unrated bonds, (2) U.S. government bonds, (3) equity securities and (4) money market instruments, including repurchase agreements.


      Up to 35% of High Income Portfolio's net assets may be invested in securities of foreign issuers, including securities that are U.S. dollar denominated but whose value is linked to the value of foreign currencies. However, no more than 10% of the fund's net assets may be invested in securities of foreign issuers that are denominated and traded in currencies other than the U.S. dollar.

      Up to 25% of High Income Portfolio's total assets may be invested in bonds and equity securities that are not paying current. The fund may purchase these securities if Mitchell Hutchins believes they have a potential for capital appreciation. High Income Portfolio may invest in zero coupon bonds, other original discount securities, payment-in-kind securities and principal only mortgage-backed securities, all of which are considered income producing securities. The fund also may invest up to 5% of its net assets in fixed and floating rate loans through either participations in or assignments of all or a portion of loans made by banks.

      High Income Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      BALANCED PORTFOLIO'S investment objective is high total return with low volatility. The fund invests primarily in a combination of three asset classes: stocks (equity securities), bonds (investment grade bonds) and cash (money market instruments) and maintains a fixed income allocation (including bonds and cash) of at least 25%.

      Balanced Portfolio may invest in a broad range of equity securities issued by companies believed by Mitchell Hutchins to have the potential for rapid earnings growth, investment grade bonds, U.S. government securities, convertible securities and money market instruments. The fund may invest in U.S. dollar denominated securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market. The fund may also invest up to 10% of its assets in bonds and other securities (including convertible securities) rated below investment grade but rated at least B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund's bond investments may include zero coupon bonds and other original issue discount securities.

      The money market instruments in which Balanced Portfolio may invest include U.S. Treasury bills and other obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities; obligations of U.S. banks (including certificates of deposit and bankers' acceptances) having total assets at the time of purchase in excess of $1.5 billion; commercial paper and other short-term corporate obligations; variable and floating rate securities and repurchase agreements; participation interests in these money market instruments; and the securities of other investment companies that invest exclusively in money market instruments. The fund may also hold cash.


      The commercial paper and other short-term corporate obligations purchased by Balanced Portfolio will consist only of obligations of U.S. corporations that are (1) rated at least Prime-2 by Moody's or A-2 by S&P, (2) comparably rated by another rating agency or (3) unrated and determined by Mitchell Hutchins to be of comparable quality. These obligations may include variable amount master demand notes, which are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. Such obligations are usually unrated by a rating agency.


      Balanced Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GROWTH AND INCOME PORTFOLIO'S investment objective is current income and capital growth. The fund seeks to achieve the capital growth portion of its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. The fund seeks to achieve the income portion of its investment objective by investing, under normal circumstances, at least 65% of its total assets in income producing securities, which may include dividend paying equity securities, bonds and money market instruments. The fund may invest up to 10% of its total assets in convertible securities rated below investment grade but no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

      Growth and Income Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      TACTICAL ALLOCATION PORTFOLIO'S investment objective is total return, consisting of long-term capital appreciation and current income. The fund seeks to achieve its objective by using the Tactical Allocation Model, a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the S&P 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S.
Treasury bills.

      Tactical Allocation Portfolio seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. Mitchell Hutchins allocates the fund's assets based on the Tactical Allocation Model's quantitative assessment of the projected rates of return for each asset class. The fund seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the Standard &Poor's 500 Compoiste Stock Index ("S&P 500 Index"). Mitchell Hutchins allocates the fund's assets based on the Model's quantitative assessment of the projected rates of return for each asset class. The Model attempts to track the S&P 500 Index in periods of strongly positive market performance but attempts to take a more defensive posture by reallocating assets to bonds or cash when the Model signals a potential bear market, prolonged downtown in stock prices or significant loss in value.


      The basic premise of the Tactical Allocation Model is that investors accept the risk of owning stocks, measured as volatility of return, because they expect a return advantage. This expected return advantage of owning stocks is called the equity risk premium ("ERP"). The Model projects the stock market's expected ERP based on several factors, including the current price of stocks and their expected future dividends and the yield-to-maturity of the one-year U.S. Treasury bill. When the stock market's ERP is high, the Model signals the fund to invest 100% in stocks. Conversely, when the ERP decreases below certain threshold levels, the Model signals the fund to reduce its exposure to stocks. The Model can recommend stock allocations of 100%, 75%, 50%, 25% or 0%.

      If the Tactical Allocation Model recommends a stock allocation of less than 100%, the Model also recommends a fixed income allocation for the remainder of the fund's assets. The Model will recommend either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills), but not both. To make this determination, the Model calculates the risk premium available for the notes. This bond risk premium ("BRP") is calculated based on the yield-to-maturity of the five-year U.S. Treasury note and the one-year U.S. Treasury bill.


      Tactical Allocation Portfolio deviates from the recommendations of the Tactical Allocation Model only to the extent necessary to maintain an amount in cash, not expected to exceed 2% of its total assets under normal market conditions, to pay fund operating expenses, dividends and other distributions on its shares and to meet anticipated redemptions of shares.

      In its stock portion, Tactical Allocation Portfolio attempts to duplicate, before the deduction of operating expenses, the investment results of the S&P 500 Index. Securities in the S&P 500 Index are selected, and may change from time to time, based on a statistical analysis of such factors as the issuer's market capitalization (the S&P 500 Index emphasizes large capitalization stocks), the security's trading activity and its adequacy as a representative of stocks in a particular industry section. The fund's investment results for its stock portion will not be identical to those of the S&P 500 Index. Deviations from the performance of the S&P 500 Index may result from purchases and redemptions of fund shares that may occur daily, as well as from expenses borne by the fund. Instead, the fund attempts to achieve a correlation of at least
0.95 between the performance of the fund's stock portion, before the deduction of operating expenses, and that of the S&P 500 Index (a correlation of 1.00 would mean that the net asset value of the stock portion increased or decreased in exactly the same proportion as changes in the S&P 500 Index). The S&P 500 Index can include U.S. dollar denominated equity securities of foreign issuers, and the fund invests in those securities to the extent needed to track the performance of the S&P 500 Index.

      Asset reallocations are made, if required, on the first business day of each month. In addition to any reallocation of assets directed by the Tactical Allocation Model, any material amounts resulting from appreciation or receipt of dividends, other distributions, interest payments and proceeds from securities maturing in each of the asset classes are reallocated (or "rebalanced") to the extent practicable to establish the Model's recommended asset mix. Any cash maintained to pay fund operating expenses, pay dividends and other distributions and to meet share redemptions is invested on a daily basis. The fund may (but is not required to) use options and futures and other derivatives to effect all or part of an asset reallocation by adjusting the fund's exposure to the different asset classes.

      Tactical Allocation Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 20% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GROWTH PORTFOLIO'S investment objective is long-term capital appreciation. The fund invests primarily in equity securities issued by companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, the fund invests at least 65% of its total assets in equity securities.

      Growth Portfolio may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds, including up to 10% in convertible bonds that are rated below investment grade. These convertible bonds may be rated no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

      Growth Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      AGGRESSIVE GROWTH PORTFOLIO'S investment objective is maximizing long-term capital appreciation. The fund's investments are managed by a sub-adviser, Nicholas-Applegate Capital Management. Under normal market conditions, the fund invests at least 75% of its total assets in common stocks. The fund invests primarily in common stocks of U.S. companies the assets and stock prices of which the sub-adviser expects to grow faster than the average rate of companies in the S&P 500 Index. The fund is not restricted to investments in companies of any particular size. The fund may invest up to 25% of its total assets in preferred and convertible securities issued by similar growth companies, U.S. government bonds and investment grade corporate bonds. The fund may invest up to 25% of its total assets in U.S. dollar denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

      Aggressive Growth Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 20% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      SMALL CAP PORTFOLIO'S investment objective is long-term capital appreciation. The fund invests at least 65% of its total assets in equity securities of small capitalization ("small cap") companies, which are defined as companies having market capitalizations of up to $1.5 billion at the time of purchase. The fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in bonds and money market instruments. This includes up to 10% in convertible bonds that are rated below investment grade but no lower than B by S&P or Moody's, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins to be of comparable quality. The fund may invest up to 25% of its total assets in U.S. dollar denominated equity securities of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter market.

      Small Cap Portfolio may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33-1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 33 1/3% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."

      GLOBAL EQUITY PORTFOLIO'S investment objective is long-term capital appreciation. The fund invests primarily in common stocks issued by companies in United States, Europe, Japan and the Pacific Basin. Under normal circumstances, the fund invests at least 65% of its total assets in common stocks and securities convertible into common stocks. The fund may also hold other types of securities, including non-convertible investment grade bonds, government bonds and money market securities of U.S. and foreign issuers and cash (foreign currencies or U.S. dollars).

      Mitchell Hutchins allocates Global Equity Portfolio's assets between U.S. investments and foreign investments and manages the assets allocated to U.S. investments. Mitchell Hutchins has selected Invista Capital Management, LLC ("Invista") to serve as the fund's sub-adviser to manage the assets allocated to the fund's foreign investments. Mitchell Hutchins reevaluates the allocation of the fund's assets between U.S. and foreign securities monthly and does not expect to reallocate the fund's assets to reflect relatively minor changes (that is, less than 5%) in the asset allocation model employed. When Mitchell Hutchins determines that a reallocation of the fund's assets is appropriate, the fund may effect the reallocation by using cash available from the purchase of fund shares or by selectively selling securities in a region to meet share redemption requests in addition to buying or selling portfolio securities specifically to implement a reallocation. The fund also may use derivative instruments to adjust its exposure to U.S. and foreign stock markets. Mitchell Hutchins determines the extent to which the fund uses derivative instruments for this purpose and is responsible for implementing these transactions.

      Under normal circumstances, Global Equity Portfolio invests at least 80% of its total assets in securities of issuers in the United States and countries represented in the Morgan Stanley Capital International ("MSCI") Europe, Australia and Far East Index ("EAFE Index"). The EAFE Index is a well known index that reflects most major equity markets outside the United States. The fund may invest up to 20% of its assets in securities of issuers located in other countries, (for example, Canada and emerging markets.) Mitchell Hutchins may also invest, as part of the fund's U.S. investments, up to 10% of the fund's total assets in U.S. dollar denominated equity securities and bonds of foreign issuers that are traded on recognized U.S.
exchanges or in the U.S. over-the-counter market.

      Global Equity Portfolio may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis, but these securities may not exceed 10% of its net assets. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow money from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The fund may invest in the securities of other investment companies and may sell short "against the box."


            THE FUNDS' INVESTMENTS, RELATED RISKS AND LIMITATIONS


      The following supplements the information contained in the Prospectus and above concerning the funds' investments, related risks and limitations. Except as otherwise indicated in the Prospectus or the SAI, the funds have established no policy limitations on their ability to use the investments or techniques discussed in these documents.

      EQUITY SECURITIES. Equity securities include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible bonds may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.

      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a fund may experience a substantial or complete loss on an individual equity investment. While this is possible with bonds, it is less likely.

      BONDS are fixed or variable rate debt obligations, including bills, notes, debentures, money market instruments and similar instruments and securities. Mortgage- and asset-backed securities are types of bonds, and certain types of income-producing, non-convertible preferred stocks may be treated as bonds for investment purposes. Bonds generally are used by corporations, governments and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Many preferred stocks and some bonds are "perpetual" in that they have no maturity date.

      Bonds are subject to interest rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and that, as a result, bond prices will fall, lowering the value of a fund's investments in bonds. In general, bonds having longer durations are more sensitive to interest rate changes than are bonds with shorter durations. Credit risk is the risk that an issuer may be unable or unwilling to pay interest and/or principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

      CREDIT RATINGS; NON-INVESTMENT GRADE BONDS. Moody's, S&P and other rating agencies are private services that provide ratings of the credit quality of bonds and certain other securities. A description of the ratings assigned to corporate bonds by Moody's and S&P is included in the Appendix to this SAI. The process by which Moody's and S&P determine ratings for mortgage-backed securities includes consideration of the likelihood of the receipt by security holders of all distributions, the nature of the underlying assets, the credit quality of the guarantor, if any, and the structural, legal and tax aspects associated with these securities. Not even the highest such rating represents an assessment of the likelihood that principal prepayments will be made by obligors on the underlying assets or the degree to which such prepayments may differ from that originally anticipated, nor do such ratings address the possibility that investors may suffer a lower than anticipated yield or that investors in such securities may fail to recoup fully their initial investment due to prepayments.


      Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a bond's value or its liquidity and do not guarantee the performance of the issuer. Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. There is a risk that rating agencies may downgrade the rating of a bond. Subsequent to a bond's purchase by a fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the fund. The funds may use these ratings in determining whether to purchase, sell or hold a security. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, bonds with the same maturity, interest rate and rating may have different market prices.

      In addition to ratings assigned to individual bond issues, Mitchell Hutchins or the applicable sub-adviser will analyze interest rate trends and developments that may affect individual issuers, including factors such as liquidity, profitability and asset quality. The yields on bonds are dependent on a variety of factors, including general money market conditions, general conditions in the bond market, the financial condition of the issuer, the size of the offering, the maturity of the obligation and its rating. There is a wide variation in the quality of bonds, both within a particular classification and between classifications. An issuer's obligations under its bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of bond holders or other creditors of an issuer; litigation or other conditions may also adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their bonds.


      Investment grade bonds are rated in one of the four highest rating categories by Moody's or S&P, comparably rated by another rating agency or, if unrated, determined by Mitchell Hutchins or the applicable sub-adviser to be of comparable quality. Moody's considers bonds rated Baa (its lowest investment grade rating) to have speculative characteristics. This means that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated bonds. Bonds rated D by S&P are in payment default or such rating is assigned upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized. Bonds rated C by Moody's are in the lowest rated class and can be regarded as having extremely poor prospects of attaining any real investment standing.

      Non-investment grade bonds (commonly known as "junk bonds" and sometimes referred to as "high-yield" bonds) are rated Ba or lower by Moody's, BB or lower by S&P, comparably rated by another rating agency or, if unrated, determined by

Mitchell Hutchins or the sub-adviser to be of comparable quality. A fund's investments in non-investment grade bonds entail greater risk than its investments in higher rated bonds. Non-investment grade bonds are considered predominantly speculative with respect to the issuer's ability to pay interest and repay principal and may involve significant risk exposure to adverse conditions. Non-investment grade bonds generally offer a higher current yield than that available for investment grade issues; however, they involve greater risks, in that they are especially sensitive to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, such issuers may not have more traditional methods of financing available to them and may be unable to repay debt at maturity by refinancing. The risk of loss due to default by such issuers is significantly greater because such securities frequently are unsecured by collateral and will not receive payment until more senior claims are paid in full.

      The market for non-investment grade bonds, especially those of foreign issuers, has expanded rapidly in recent years, which has been a period of generally expanding growth and lower inflation. These securities will be susceptible to greater risk when economic growth slows or reverses and when inflation increases or deflation occurs. This has been reflected in recent years by volatility in emerging market securities. In the past, many lower rated bonds experienced substantial price declines reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower rated bonds rose dramatically. However, those higher yields did not reflect the value of the income stream that holders of such securities expected. Rather, they reflected the risk that holders of such securities could lose a substantial portion of their value due to the issuers' financial restructurings or defaults by the issuers. There can be no assurance that those declines will not recur.


      The market for non-investment grade bonds generally is thinner and less active than that for higher quality securities, which may limit a fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of non-investment grade bonds, especially in a thinly traded market.

      U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or its instrumentalities. U.S. government securities include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. Other U.S. government securities may be backed by the full faith and credit of the U.S. government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

      U.S. government securities also include separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS programs, the principal and interest components are individually numbered and separately issued by the U.S. Treasury.


      Treasury inflation protected securities ("TIPS") (also known as "inflation-indexed securities") are Treasury bonds on which the principal value is adjusted daily in accordance with changes in the Consumer Price Index. Interest on TIPS is payable semi-annually on the adjusted principal value. The principal value of TIPS would decline during periods of deflation, but the principal amount payable at maturity would not be less than the original par amount. If inflation is lower than expected while a fund holds TIPS, the fund may earn less on the TIPS than it would on conventional Treasury bonds. Any increase in the principal value of TIPS is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. See "Taxes -- Other Information," below.


      ASSET-BACKED SECURITIES. Asset-backed securities have structural characteristics similar to mortgage-backed securities, as discussed in more detail below. However, the underlying assets are not first lien mortgage loans or interests therein, but include assets such as motor vehicle installment sales contracts, other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements. Such assets are securitized through the use of trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present.

      MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect interests in pools of underlying mortgage loans that are secured by real property. U.S. government mortgage-backed securities are issued or guaranteed as to the payment of principal and interest (but not as to market value) by Ginnie Mae (also known as the Government National Mortgage
Association),   Fannie  Mae  (also  known  as  the  Federal  National   Mortgage
Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) or other government sponsored enterprises. Other domestic mortgage-backed securities are sponsored or issued by private entities, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purposes entities (collectively, "Private Mortgage Lenders"). Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement. Foreign mortgage-backed securities may be issued by mortgage banks and other private or governmental entities outside the United States and are supported by interests in foreign real estate.

      Mortgage-backed securities may be composed of one or more classes and may be structured either as pass-through securities or collateralized debt obligations. Multiple-class mortgage-backed securities are referred to herein as "CMOs." Some CMOs are directly supported by other CMOs, which in turn are supported by mortgage pools. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class. CMOs involve special risk and evaluating them requires special knowledge.

      A major difference between mortgage-backed securities and traditional bonds is that interest and principal payments are made more frequently (usually monthly) and that principal may be repaid at any time because the underlying mortgage loans may be prepaid at any time. When interest rates go down and homeowners refinance their mortgages, mortgage-backed securities may be paid off more quickly than investors expect. When interest rates rise, mortgage-backed securities may be paid off more slowly than originally expected. Changes in the rate or "speed" of these prepayments can cause the value of mortgage-backed securities to fluctuate rapidly.

      Mortgage-backed securities also may decrease in value as a result of increases in interest rates and, because of prepayments, may benefit less than other bonds from declining interest rates. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield. Actual prepayment experience may cause the yield of a mortgage-backed security to differ from what was assumed when the fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

      CMO classes may be specially structured in a manner that provides any of a wide variety of investment characteristics, such as yield, effective maturity and interest rate sensitivity. As market conditions change, however, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. These changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.


      Certain classes of CMOs and other mortgage-backed securities are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Interest only ("IO") and principal-only ("PO") classes are examples of this. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. In some instances, an investor in an IO may fail to recoup all of his or her initial investment, even if the security is government issued or guaranteed or is rated AAA or the equivalent. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected. Some IOs and POs, as well as other CMO classes, are structured to have special protections against the effects of prepayments. These structural protections, however, normally are effective only within certain ranges of prepayment rates and thus will not protect investors in all circumstances. Inverse floating rate CMO classes also may be extremely volatile. These classes pay interest at a rate that decreases when a specified index of market rates increases.


      The market for privately issued mortgage-backed securities is smaller and less liquid than the market for U.S. government mortgage-backed securities. Foreign mortgage-backed securities markets are substantially smaller than U.S. markets, but have been established in several countries, including Germany, Denmark, Sweden, Canada and Australia, and may be developed elsewhere. Foreign mortgage-backed securities generally are structured differently than domestic mortgage-backed securities, but they normally present substantially similar investment risks as well as the other risks normally associated with foreign securities.


      During 1994, the value and liquidity of many mortgage-backed securities declined sharply due primarily to increases in interest rates. There can be no assurance that such declines will not recur. The market value of certain mortgage-backed securities, including IO and PO classes of mortgage-backed securities, can be extremely volatile, and these securities may become illiquid. Mitchell Hutchins or the applicable sub-adviser seeks to manage a fund's investments in mortgage-backed securities so that the volatility of its portfolio, taken as a whole, is consistent with its investment objective. Management of portfolio duration is an important part of this. However, computing the duration of mortgage-backed securities is complex. See, "The Funds' Investments, Related Risks and Limitations -- Duration." If Mitchell Hutchins or the applicable sub-adviser does not compute the duration of mortgage-backed securities correctly, the value of the fund's portfolio may be either more or less sensitive to changes in market interest rates than intended. In addition, if market interest rates or other factors that affect the volatility of securities held by a fund change in ways that Mitchell Hutchins or the applicable sub-adviser does not anticipate, the fund's ability to meet its investment objective may be reduced.

      More information concerning these mortgage-backed securities and the related risks of investments therein is set forth below. New types of mortgage-backed securities are developed and marketed from time to time and, consistent with their investment limitations, the funds expect to invest in those new types of mortgage-backed securities that Mitchell Hutchins or the applicable sub-adviser believe may assist the funds in achieving their investment objectives. Similarly, the funds may invest in mortgage-backed securities issued by new or existing governmental or private issuers other than those identified herein. The funds that may invest in foreign securities may invest in foreign mortgage-backed securities, which may be structured differently than domestic mortgage-backed securities.


      GINNIE MAE CERTIFICATES -- Ginnie Mae guarantees certain mortgage pass-through certificates ("Ginnie Mae certificates") that are issued by Private Mortgage Lenders and that represent ownership interests in individual pools of residential mortgage loans. These securities are designed to provide monthly payments of interest and principal to the investor. Timely payment of interest and principal is backed by the full faith and credit of the U.S. government. Each mortgagor's monthly payments to his lending institution on his residential mortgage are "passed through" to certificateholders such as the funds. Mortgage pools consist of whole mortgage loans or participations in loans. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. Lending institutions that originate mortgages for the pools are subject to certain standards, including credit and other underwriting criteria for individual mortgages included in the pools.

      FANNIE MAE CERTIFICATES -- Fannie Mae facilitates a national secondary market in residential mortgage loans insured or guaranteed by U.S. government agencies and in privately insured or uninsured residential mortgage loans (sometimes referred to as "conventional mortgage loans" or "conventional loans") through its mortgage purchase and mortgage-backed securities sales activities. Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae certificates"), which represent pro rata shares of all interest and principal payments made and owed on the underlying pools. Fannie Mae guarantees timely payment of interest and principal on Fannie Mae certificates. The Fannie Mae guarantee is not backed by the full faith and credit of the U.S. government.

      FREDDIE MAC CERTIFICATES -- Freddie Mac also facilitates a national secondary market for conventional residential and U.S. government-insured mortgage loans through its mortgage purchase and mortgage-backed securities sales activities. Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). Each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. Freddie Mac generally guarantees timely monthly payment of interest on PCs and the ultimate payment of principal, but it also has a PC program under which it guarantees timely payment of both principal and interest. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. The Freddie Mac guarantee is not backed by the full faith and credit of the U.S. government.


      PRIVATE MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities issued by Private Mortgage Lenders are structured similarly to CMOs issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. Such mortgage-backed securities may be supported by pools of U.S. government or agency insured or guaranteed mortgage loans or by other mortgage-backed securities issued by a government agency or instrumentality, but they generally are supported by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. Since such mortgage-backed securities normally are not guaranteed by an entity having the credit standing of Ginnie Mae, Fannie Mae and Freddie Mac, they normally are structured with one or more types of credit enhancement. See "The Funds' Investments, Related Risks and Limitations--Types of Credit Enhancement." These credit enhancements do not protect investors from changes in market value.

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTI-CLASS MORTGAGE PASS-THROUGHS -- CMOs are debt obligations that are collateralized by mortgage loans or mortgage pass-through securities (collectively "Mortgage Assets"). CMOs may be issued by Private Mortgage Lenders or by government entities such as Fannie Mae or Freddie Mac. Multi-class mortgage pass-through securities are interests in trusts that are comprised of Mortgage Assets and that have multiple classes similar to those in CMOs. Unless the context indicates otherwise, references herein to CMOs include multi-class mortgage pass-through securities. Payments of principal of, and interest on, the Mortgage Assets (and in the case of CMOs, any reinvestment income thereon) provide the funds to pay the debt service on the CMOs or to make scheduled distributions on the multi-class mortgage pass-through securities.


      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMO, also referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on all classes of a CMO (other than any principal-only or "PO" class) on a monthly, quarterly or semiannual basis. The principal and interest on the Mortgage Assets may be allocated among the several classes of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates so that no payment of principal will be made on any class of the CMO until all other classes having an earlier stated maturity or final distribution date have been paid in full. In some CMO structures, all or a portion of the interest attributable to one or more of the CMO classes may be added to the principal amounts attributable to such classes, rather than passed through to certificateholders on a current basis, until other classes of the CMO are paid in full.

      Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier.


      Some CMO classes are structured to pay interest at rates that are adjusted in accordance with a formula, such as a multiple or fraction of the change in a specified interest rate index, so as to pay at a rate that will be attractive in certain interest rate environments but not in others. For example, an inverse floating rate CMO class pays interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. For other CMO classes, the yield may move in the same direction as market interest rates -- i.e., the yield may increase as rates increase and decrease as rates decrease--but may do so more rapidly or to a greater degree. The market value of such securities generally is more volatile than that of a fixed-rate obligation. Such interest rate formulas may be combined with other CMO characteristics. For example, a CMO class may be an inverse interest only ("IO") class, on which the holders are entitled to receive no payments of principal and are entitled to receive interest at a rate that will vary inversely with a specified index or a multiple thereof.


      TYPES OF CREDIT ENHANCEMENT -- To lessen the effect of failures by obligors on Mortgage Assets to make payments, mortgage-backed securities may contain elements of credit enhancement. Such credit enhancement falls into two categories: (1) liquidity protection and (2) loss protection. Loss protection relates to losses resulting after default by an obligor on the underlying assets and collection of all amounts recoverable directly from the obligor and through liquidation of the collateral. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets (usually the bank, savings association or mortgage banker that transferred the underlying loans to the issuer of the security), to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Loss protection ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor, from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit enhancement, although the existence of credit enhancement may increase the price of a security. Credit enhancements do not provide protection against changes in the market value of the security. Examples of credit enhancement arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "spread accounts" or "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payment of the securities and pay any servicing or other fees). The degree of credit enhancement provided for each issue generally is based on historical information regarding the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in such a security.

      SPECIAL CHARACTERISTICS OF MORTGAGE- AND ASSET-BACKED SECURITIES -- The yield characteristics of mortgage- and asset-backed securities differ from those of traditiona1 debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors, including changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgaged properties and servicing decisions. Generally, however, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Similar factors apply to prepayments on asset-backed securities, but the receivables underlying asset-backed securities generally are of a shorter maturity and thus are less likely to experience substantial prepayments. Such securities, however, often provide that for a specified time period the issuers will replace receivables in the pool that are repaid with comparable obligations. If the issuer is unable to do so, repayment of principal on the asset-backed securities may commence at an earlier date. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

      The rate of interest on mortgage-backed securities is lower than the interest rates paid on the mortgages included in the underlying pool due to the annual fees paid to the servicer of the mortgage pool for passing through monthly payments to certificateholders and to any guarantor, and due to any yield retained by the issuer. Actual yield to the holder may vary from the coupon rate, even if adjustable, if the mortgage-backed securities are purchased or traded in the secondary market at a premium or discount. In addition, there is normally some delay between the time the issuer receives mortgage payments from the servicer and the time the issuer makes the payments on the mortgage-backed securities, and this delay reduces the effective yield to the holder of such securities.


      Yields on pass-through securities are typically quoted by investment dealers and vendors based on the maturity of the underlying instruments and the associated average life assumption. The average life of pass-through pools varies with the maturities of the underlying mortgage loans. A pool's term may be shortened by unscheduled or early payments of principal on the underlying mortgages. Because prepayment rates of individual pools vary widely, it is not possible to predict accurately the average life of a particular pool. In the past, a common industry practice was to assume that prepayments on pools of fixed-rate 30-year mortgages would result in a 12-year average life for the pool. At present, mortgage pools, particularly those with loans with other maturities or different characteristics, are priced on an assumption of average life determined for each pool. In periods of declining interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of a pool of mortgage-related securities. Conversely, in periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the pool. However, these effects may not be present, or may differ in degree, if the mortgage loans in the pools have adjustable interest rates or other special payment terms, such as a prepayment charge. Actual prepayment experience may cause the yield of mortgage-backed securities to differ from the assumed average life yield. Reinvestment of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a fund's yield.

      ADJUSTABLE RATE MORTGAGE AND FLOATING RATE MORTGAGE-BACKED SECURITIES -- Adjustable rate mortgage ("ARM") securities (sometimes referred to as ARMs) are mortgage-backed securities that represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of mortgage loans bearing variable or adjustable rates of interest. Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. Because the interest rates on ARM and floating rate mortgage-backed securities are reset in response to changes in a specified market index, the values of such securities tend to be less sensitive to interest rate fluctuations than the values of fixed-rate securities. As a result, during periods of rising interest rates, ARMs generally do not decrease in value as much as fixed-rate securities. Conversely, during periods of declining rates, ARMs generally do not increase in value as much as fixed-rate securities. ARMs represent a right to receive interest payments at a rate that is adjusted to reflect the interest earned on a pool of ARM loans. These mortgage loans generally specify that the borrower's mortgage interest rate may not be adjusted above a specified lifetime maximum rate or, in some cases, below a minimum lifetime rate. In addition, certain ARM loans specify limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. These mortgage loans also may limit changes in the maximum amount by which the borrower's monthly payment may adjust for any single adjustment period. In the event that a monthly payment is not sufficient to pay the interest accruing on the ARM, any such excess interest is added to the mortgage loan ("negative amortization"), which is repaid through future payments. If the monthly payment exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment that would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess reduces the principal balance of the adjustable rate mortgage loan. Borrowers under these mortgage loans experiencing negative amortization may take longer to build up their equity in the underlying property and may be more likely to default.

      ARM loans also may be subject to a greater rate of prepayments in a declining interest rate environment. For example, during a period of declining interest rates, prepayments on ARMs could increase because the availability of fixed-rate mortgage loans at competitive interest rates may encourage mortgagors to "lock-in" at a lower interest rate. Conversely, during a period of rising interest rates, prepayments on adjustable rate mortgage loans might decrease. The rate of prepayments with respect to ARM loans has fluctuated in recent years.


      The rates of interest payable on certain adjustable rate mortgage loans, and therefore on certain ARM securities, are based on indices, such as the one-year constant maturity Treasury rate, that reflect changes in market interest rates. Others are based on indices, such as the 11th District Federal Home Loan Bank Cost of Funds Index ("COFI"), that tend to lag behind changes in market interest rates. The values of ARM securities supported by adjustable rate mortgage loans that adjust based on lagging indices tend to be somewhat more sensitive to interest rate fluctuations than those reflecting current interest rate levels, although the values of such ARM securities still tend to be less sensitive to interest rate fluctuations than fixed-rate securities.

      Floating rate mortgage-backed securities are classes of mortgage-backed securities that have been structured to represent the right to receive interest payments at rates that fluctuate in accordance with an index but that generally are supported by pools comprised of fixed-rate mortgage loans. As with ARM securities, interest rate adjustments on floating rate mortgage-backed securities may be based on indices that lag behind market interest rates. Interest rates on floating rate mortgage-backed securities generally are adjusted monthly. Floating rate mortgage-backed securities are subject to lifetime interest rate caps, but they generally are not subject to limitations on monthly or other periodic changes in interest rates or monthly payments.


      INVESTING IN FOREIGN SECURITIES. Investing in foreign securities may involve more risks than investing in U.S. securities. The value of foreign securities is subject to economic and political developments in the countries where the issuers operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

      Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. From time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when some of a fund's assets are uninvested and no return is earned thereon. The inability of a fund to make intended security purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in the value of such portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the funds to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts.


      The costs of investing outside the United States frequently are higher than those attributable to investing in the United States. This is particularly true with respect to emerging capital markets. For example, the cost of maintaining custody of foreign securities exceeds custodian costs for domestic securities, and transaction and settlement costs of foreign investing frequently are higher than those attributable to domestic investing. Costs associated with the exchange of currencies also make foreign investing more expensive than domestic investing.


      Securities of foreign issuers may not be registered with the SEC, and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by a fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.

      The funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of each fund's investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


      The funds that invest outside the United States anticipate that their brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. Although each fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.


      Substantial limitations may exist in certain countries with respect to the funds' ability to repatriate investment capital or the proceeds of sales of securities.

      FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a fund's foreign investments. If the value of a foreign currency rises against the value of the U.S. dollar, the value of a fund's investments that are denominated in, or linked to, that currency will increase. Conversely, if the value of a foreign currency declines against the value of the U.S. dollar, the value of such fund investments will decrease. These changes may have a significant impact on the value of fund shares. In some instances, a fund may use derivative strategies to hedge against changes in foreign currency value. (See "Strategies Using Derivative Instruments," below.) However, opportunities to hedge against currency risk may not exist in certain markets, particularly with respect to emerging market currencies, and even when appropriate hedging opportunities are available, a fund may choose not to hedge against currency risk.


      Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. In the case of those European countries that use the Euro as a common currency unit, the relative merits of investments in the common market in which they participate, rather than the merits of investments in the individual country, will be a determinant of currency exchange rates. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.


      Each fund values its assets daily in U.S. dollars, and funds that hold foreign currencies do not intend to convert them to U.S. dollars on a daily basis. From time to time a fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, a fund could suffer a loss of some or all of the amounts deposited. Each fund may convert foreign currency to U.S. dollars from time to time.

      The U.S. dollar value of fund assets that are denominated in foreign currencies may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, a fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire immediately to resell that currency to the dealer. Funds that conduct currency exchange transactions do so either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

      EMERGING MARKET INVESTMENTS. The special risks of investing in foreign securities are heightened in emerging markets. For example, many emerging market currencies recently have experienced significant devaluations relative to the U.S. dollar in recent years. Emerging market countries typically have economic and political systems that are less fully developed and can be expected to be less stable than those of developed countries. Emerging market countries may have policies that restrict investment by foreigners, and there is a higher risk of government expropriation or nationalization of private property. The possibility of low or nonexistent trading volume in the securities of companies in emerging markets also may result in a lack of liquidity and in price volatility. Issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in more developed markets.


      INVESTMENT AND REPATRIATION RESTRICTIONS -- Foreign investment in the securities markets of several emerging market countries is restricted or controlled to varying degrees. These restrictions may limit a fund's investment in these countries and may increase its expenses. For example, certain countries may require governmental approval prior to investments by foreign persons in a particular company or industry sector or limit investment by foreign persons to only a specific class of securities of a company, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. Certain countries may restrict or prohibit investment opportunities in issuers or industries deemed important to national interests. In addition, the repatriation of both investment income and capital from some emerging market countries is subject to restrictions, such as the need for certain government consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a fund's operations. These restrictions may in the future make it undesirable to invest in the countries to which they apply. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.


      If, because of restrictions on repatriation or conversion, a fund were unable to distribute substantially all of its net investment income and net short-term and long-term capital gains within applicable time periods, the fund would be subject to federal income and/or excise taxes that would not otherwise be incurred and could cease to qualify for the favorable tax treatment afforded to regulated investment companies under the Internal Revenue Code. If it did cease to qualify for that treatment, it would become subject to federal income tax on all of its income and net gains. See "Taxes -- Qualification as a Regulated Investment Company," below.

      DIFFERENCES BETWEEN THE U.S. AND EMERGING MARKET SECURITIES MARKETS. Most of the securities markets of emerging market countries have substantially less volume than the New York Stock Exchange, and equity securities of most companies in emerging market countries are less liquid and more volatile than equity securities of U.S. companies of comparable size. Some of the stock exchanges in emerging market countries are in the earliest stages of their development. As a result, securities settlements may in some instances be subject to delays and related administrative uncertainties. Many companies whose securities are traded on securities markets in emerging market countries are smaller, newer and less seasoned than companies whose securities are traded on securities markets in the United States. Investments in smaller companies involve greater risk than is customarily associated with investing in larger companies. Smaller companies may have limited product lines, markets or financial or managerial resources and may be more susceptible to losses and risks of bankruptcy. Additionally, market-making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. Accordingly, each of these markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. To the extent that an emerging market country experiences rapid increases in its money supply and investment in equity securities for speculative purposes, the equity securities traded in that country may trade at price-earnings multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable.

      GOVERNMENT SUPERVISION OF EMERGING MARKET SECURITIES MARKETS; LEGAL SYSTEMS. There is also less government supervision and regulation of securities exchanges, listed companies and brokers in emerging market countries than exists in the United States. Therefore, less information may be available to a fund than with respect to investments in the United States. Further, in certain countries, less information may be available to a fund than to local market participants. Brokers in other countries may not be as well capitalized as those in the United States, so that they are more susceptible to financial failure in times of market, political or economic stress. In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      SOCIAL, POLITICAL AND ECONOMIC FACTORS -- Many emerging market countries may be subject to a greater degree of social, political and economic instability than is the case in the United States. Any change in the leadership or policies of these countries may halt the expansion of or reverse any liberalization of foreign investment policies now occurring. Such instability may result from, among other things, the following: (1) authoritarian governments or military involvement in political and economic decision making, and changes in government through extra-constitutional means; (2) popular unrest associated with demands for improved political, economic and social conditions; (3) internal insurgencies; (4) hostile relations with neighboring countries; and (5) ethnic, religious and racial disaffection. Such social, political and economic instability could significantly disrupt the financial markets in those countries and elsewhere and could adversely affect the value of a fund's assets. In addition, there may be the possibility of asset expropriations or future confiscatory levels of taxation affecting a fund.

      The economies of many emerging markets are heavily dependent upon international trade and are accordingly affected by protective trade barriers and the economic conditions of their trading partners, principally the United States, Japan, China and the European Union. The enactment by the United States or other principal trading partners of protectionist trade legislation, reduction of foreign investment in the local economies and general declines in the international securities markets could have a significant adverse effect upon the securities markets of these countries. In addition, the economies of some countries are vulnerable to weakness in world prices for their commodity exports, including crude oil. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities.

      Emerging markets include formerly communist countries of Eastern Europe, Russia and the other countries that once formed the Soviet Union, and China. Upon the accession to power of communist regimes approximately 50 to 80 years ago, the governments of a number of these countries seized a large amount of property. The claims of many property owners against those governments were never finally settled. There can be no guarantee that a fund's investments in these countries, if any, would not also be seized or otherwise taken away, in which case the fund could lose its entire investment in the country involved.


      FINANCIAL INFORMATION AND LEGAL STANDARDS -- Issuers in emerging market countries generally are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

      In addition, existing laws and regulations are often inconsistently applied. As legal systems in some of the emerging market countries develop, foreign investors may be adversely affected by new laws and regulations, changes to existing laws and regulations and preemption of local laws and regulations by national laws. In circumstances where adequate laws exist, it may not be possible to obtain swift and equitable enforcement of the law.

      FOREIGN SOVEREIGN DEBT. Sovereign debt includes bonds that are issued by foreign governments or their agencies, instrumentalities or political subdivisions or by foreign central banks. Sovereign debt also may be issued by quasi-governmental entities that are owned by foreign governments but are not backed by their full faith and credit or general taxing powers. Investment in sovereign debt involves special risks. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, and the funds may have limited legal recourse in the event of a default.

      Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party. Legal recourse is therefore somewhat diminished. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance. Also, there can be no assurance that the holders of commercial bank debt issued by the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

      A sovereign debtor's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject. A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities. Increased protectionism on the part of a country's trading partners, or political changes in those countries, could also adversely affect its exports. Such events could diminish a country's trade account surplus, if any, or the credit standing of a particular local government or agency. Another factor bearing on the ability of a country to repay sovereign debt is the level of the country's international reserves. Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt.

      The occurrence of political, social or diplomatic changes in one or more of the countries issuing sovereign debt could adversely affect the funds' investments. Political changes or a deterioration of a country's domestic economy or balance of trade may affect the willingness of countries to service their sovereign debt. While Mitchell Hutchins or the sub-adviser manages a fund's portfolio in a manner that is intended to minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the funds to suffer a loss of interest or principal on any of its sovereign debt holdings.

      With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. Some emerging market countries have from time to time declared moratoria on the payment of principal and interest on external debt.

      Some emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (discussed below), and obtaining new credit to finance interest payments. Holders of sovereign debt, including the funds, may be requested to participate in the rescheduling of such debt and to extend further loans to sovereign debtors. The interests of holders of sovereign debt could be adversely affected in the course of restructuring arrangements or by certain other factors referred to below. Furthermore, some of the participants in the secondary market for sovereign debt may also be directly involved in negotiating the terms of these arrangements and may, therefore, have access to information not available to other market participants. Obligations arising from past restructuring agreements may affect the economic performance and political and social stability of certain issuers of sovereign debt. There is no bankruptcy proceeding by which sovereign debt on which a sovereign has defaulted may be collected in whole or in part.

      Foreign investment in certain sovereign debt is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in such sovereign debt and increase the costs and expenses of a fund. Certain countries in which a fund may invest require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons only to a specific class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries or impose additional taxes on foreign investors. Certain issuers may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in a country's balance of payments the country could impose temporary restrictions on foreign capital remittances. A fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the fund of any restrictions on investments. Investing in local markets may require a fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the fund.

      BRADY BONDS -- Brady Bonds are sovereign bonds issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Monetary Fund ("IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly issued Brady Bonds. Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount.


      Brady Bonds do not have a long payment history. Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, a fund will purchase Brady Bonds in which the price and yield to the investor reflect market conditions at the time of purchase.


      Certain Brady Bonds have been collateralized as to principal due at maturity by U.S. Treasury zero coupon bonds with maturities equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent until the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. Interest payments on Brady Bonds may be wholly uncollateralized or may be collateralized by cash or high grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.


      Brady Bonds are often viewed as having several valuation components: (1) the collateralized repayment of principal, if any, at final maturity, (2) the collateralized interest payments, if any, (3) the uncollateralized interest payments and (4) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk"). In light of the residual risk of Brady Bonds and, among other factors, the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A fund may purchase Brady Bonds with no or limited collateralization and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) repayment of principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      STRUCTURED FOREIGN INVESTMENTS. This term generally refers to interests in U.S. and foreign entities organized and operated solely for the purpose of securitizing or restructuring the investment characteristics of foreign securities. This type of securitization or restructuring usually involves the deposit with or purchase by a U.S. or foreign entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured foreign investments to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured foreign investments is often dependent on the extent of the cash flow on the underlying instruments.


      Structured foreign investments frequently involve no credit enhancement. Accordingly, their credit risk generally will be equivalent to that of the underlying instruments. In addition, classes of structured foreign investments may be subordinated to the right of payment of another class. Subordinated structured foreign investments typically have higher yields and present greater risks that unsubordinated structured foreign investments. Structured foreign investments are typically sold in private placement transactions, and there currently is no active trading market for structured foreign investments.

      CURRENCY-LINKED INVESTMENTS. The principal amount of securities that are indexed to specific foreign currency exchange rates may be adjusted up or down (but not below zero) at maturity to reflect changes in the exchange rate between two currencies. A fund may experience loss of principal due to these adjustments.


      INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each fund may invest in securities of other investment companies, subject to limitations under the Investment Company Act. Among other things, these limitations currently restrict a fund's aggregate investments in other investment companies to no more than 10% of its total assets. A fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies requires the payment of sales loads and (in the case of closed-end investment companies) sometimes substantial premiums above the value of those companies' portfolio securities. At the same time, a fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other investment companies. Each fund may invest in the shares of other investment companies when, in the judgment of its investment adviser, the potential benefits of the investment outweigh the payment of any management fees and expenses and, where applicable, premium or sales load.

      From time to time, investments in other investment companies may be the most effective available means for a fund to invest a portion of its assets. In some cases, investment in another investment company may be the most practical way for a fund to invest in securities of issuers in certain countries. These investments may include World Equity Benchmark SharesSM (commonly known as "WEBS"), which are exchange-traded shares of series of an investment company that are designed to replicate the composition and performance of publicly traded issuers in particular foreign countries. A fund's investment in another investment company is subject to the risks of that investment company's underlying portfolio securities.


      Money Market Portfolio may invest in the securities of other money market funds when Mitchell Hutchins believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in money market instruments or
(3) such investments would enhance the fund's liquidity. The other funds may invest in the securities of money market funds for similar reasons. In addition, from time to time, investments in other investment companies also may be the most effective available means for a fund to invest a portion of its assets. In some cases, investment in another investment company may be the only practical way for a fund to invest in securities of issuers in certain countries.

      ZERO COUPON AND OTHER OID SECURITIES; PIK SECURITIES. Zero coupon securities are securities on which no periodic interest payments are made but instead are issued at a deep discount from their maturity value. The buyer of these securities receives a rate of return by the gradual appreciation of the security, which results from the fact that it will be paid at face value on a specified maturity date. There are many types of zero coupon securities. Some are issued in zero coupon form, including Treasury bills, notes and bonds that have been stripped of (separated from) their unmatured interest coupons (unmatured interest payments) and receipts or certificates representing interests in such stripped debt obligations and coupons. Others are created by brokerage firms that strip the coupons from interest-paying bonds and sell the principal and the coupons separately.

      Other  securities  that are sold with  original  issue  discount  ("OID"),
(i.e., the difference between the issue price and the value at maturity) may provide for some interest to be paid prior to maturity. In addition, payment-in-kind ("PIK") securities pay interest in additional securities, not in cash. OID and PIK securities usually trade at a discount from their face value.


      Zero coupon securities are generally more sensitive to changes in interest rates than debt obligations of comparable maturities that make current interest payments. This means that when interest rates fall, the value of zero coupon securities rises more rapidly than securities paying interest on a current basis. However, when interest rates rise, their value falls more dramatically. Other OID securities and PIK securities also are subject to greater fluctuations in market value in response to changing interest rates than bonds of comparable maturities that make current distributions of interest in cash.


      Because federal tax law requires that accrued OID and "interest" on PIK securities must be included in a fund's current income (see "Taxes," below), a fund might be required to distribute a dividend an amount that is greater than the total amount of cash it actually receives. These distributions would have to be made from the fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A fund would not be able to purchase additional securities with cash used to make these distributions and its current income and the value of its shares would ultimately be reduced as a result.


      Certain zero coupon securities are U.S. Treasury notes and bonds that have been stripped of their unmatured interest coupon receipts or interests in such U.S. Treasury securities or coupons. The staff of the SEC currently takes the position that "stripped" U.S. government securities that are not issued through the U.S. Treasury are not U.S. government securities. This technique is frequently used with U.S. Treasury bonds to create CATS (Certificate of Accrual Treasury Securities), TIGRs (Treasury Income Growth Receipts) and similar securities.

      CONVERTIBLE SECURITIES. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest or dividends until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock because they have fixed income characteristics and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.


      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a fund is called for redemption, the fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.


      LOAN PARTICIPATIONS AND ASSIGNMENTS. Investments in secured or unsecured fixed or floating rate loans ("Loans") arranged through private negotiations between a borrowing corporation, government or other entity and one or more financial institutions ("Lenders") may be in the form of participations ("Participations") in Loans or assignments ("Assignments") of all or a portion of Loans from third parties. Participations typically result in the fund's having a contractual relationship only with the Lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a fund generally has no direct right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the selling Lender, the fund may be treated as a general creditor of that Lender and may not benefit from any set-off between the Lender and the borrower. A fund will acquire Participations only if Mitchell Hutchins or the applicable sub-adviser determines that the selling Lender is creditworthy.

      When a fund purchases Assignments from Lenders, it acquires direct rights against the borrower on the Loan. In an Assignment, the fund is entitled to receive payments directly from the borrower and, therefore, does not depend on the selling bank to pass these payments onto the fund. However, because Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender.


      Assignments and Participations are generally not registered under the Securities Act of 1933, as amended ("Securities Act"), and thus may be subject to a fund's limitation on investment in illiquid securities. Because there may be no liquid market for such securities, such securities may be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on a fund's ability to dispose of particular Assignments or Participations when necessary to meet the fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower.

      TEMPORARY AND DEFENSIVE INVESTMENTS; MONEY MARKET INVESTMENTS. Each fund may invest in money market investments for temporary or defensive purposes, to reinvest cash collateral from its securities lending activities or as part of its normal investment program. Except for Money Market Portfolio and Balanced Fund (whose money market investments are described elsewhere), such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers,
(3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their foreign political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments and similar private investment vehicles. Only those funds that may invest outside the United States may invest in money market instruments that are denominated in foreign currencies.


      WARRANTS. Warrants are securities permitting, but not obligating, holders to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.


      ILLIQUID SECURITIES. The term "illiquid securities" for purposes of the Prospectus and SAI means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins or the applicable sub-adviser has determined are liquid pursuant to guidelines established by the board. The assets used as cover for over-the-counter options written by a fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers that agree that the fund may repurchase any over-the-counter options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. Under current SEC guidelines, interest only and interest only classes of mortgage-backed securities generally are considered illiquid. However, IO and PO classes of fixed-rate mortgage-backed securities issued by the U.S. government or one of its agencies or instrumentalities will not be considered illiquid if Mitchell Hutchins or the applicable sub-adviser has determined that they are liquid pursuant to guidelines established by the board. A fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for a fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.


      Restricted securities are not registered under the Securities Act and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to sell.


      Not all restricted securities are illiquid. If foreign securities are freely tradeable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a fund, however, could affect adversely the marketability of the portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins or the applicable sub-adviser pursuant to guidelines approved by the board. Mitchell Hutchins or the sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer).
Mitchell Hutchins or the sub-adviser monitors the liquidity of restricted securities in each fund's portfolio and reports periodically on such decisions to the board.


      Mitchell Hutchins and (where applicable) the sub-adviser monitor each fund's overall holdings of illiquid securities. If a fund's holdings of illiquid securities exceeds its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid portfolio securities or shareholder redemptions), Mitchell Hutchins and the sub-adviser will consider what action would be in the best interest of the fund and its shareholders.


      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which a fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. A fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.


      Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. Each fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins or the applicable sub-adviser to present minimum credit risks.

      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by a fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to each fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, a fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by a fund might be unable to deliver them when that fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce that fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to the fund later than the normal settlement date at a stated price and yield. When issued securities include TBA ("to be announced") securities. TBA securities are usually mortgage-backed securities that are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date are determined upon settlement when the specific mortgage pools are assigned. A fund generally would not pay for such securities or start earning interest on them until they are received. However, when a fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by a fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, a fund's when-issued and delayed-delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed-delivery securities held by that fund, exceeds its net assets.

      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect a fund's net asset value. When a fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Funds' Investments, Related Risks and Limitations -- Segregated Accounts."

      DOLLAR ROLLS. In a dollar roll, a fund sells TBA mortgage-backed or other securities for delivery on the next regular settlement date for those securities and, simultaneously, contracts to purchase substantially similar securities for delivery on a later settlement date. Dollar rolls also are subject to a fund's limitation on borrowings.

      DURATION. Duration is a measure of the expected life of a bond on a present value basis. Duration incorporates the bond's yield, coupon interest payments, final maturity and call features into one measures and is one of the fundamental tools used by Mitchell Hutchins or the applicable sub-adviser in portfolio selection and yield curve positioning a fund's bond investments. Duration was developed as a more precise alternative to the concept "term to maturity." Traditionally, a bond's "term to maturity" has been used as a proxy for the sensitivity of the bond's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the bond). However, "term to maturity" measures only the time until the scheduled final payment on the bond, taking no account of the pattern of payments prior to maturity.

      Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be made, and weights them by the present values of the cash to be received at each future point in time. For any bond with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, depending on its coupon and the level of market yields, a Treasury note with a remaining maturity of five years might have a duration of 4.5 years. For mortgage-backed and other securities that are subject to prepayments, put or call features or adjustable coupons, the difference between the remaining stated maturity and the duration is likely to be much greater.

      Duration allows Mitchell Hutchins or the applicable sub-adviser to make certain predictions as to the effect that changes in the level of interest rates will have on the value of a fund's portfolio of bonds. For example, when the level of interest rates increases by 1%, a bond having a positive duration of three years generally will decrease by approximately 3%. Thus, if Mitchell Hutchins or a sub-adviser calculates the duration of a fund's portfolio of bonds as three years, it normally would expect the portfolio to change in value by approximately 3% for every 1% change in the level of interest rates. However, various factors, such as changes in anticipated prepayment rates, qualitative considerations and market supply and demand, can cause particular securities to respond somewhat differently to changes in interest rates than indicated in the above example. Moreover, in the case of mortgage-backed and other complex securities, duration calculations are estimates and are not precise. This is particularly true during periods of market volatility. Accordingly, the net asset value of a fund's portfolio of bonds may vary in relation to interest rates by a greater or lesser percentage than indicated by the above example.


      Futures, options and options on futures have durations that, in general, are closely related to the duration of the securities that underlie them. Holding long futures or call option positions will lengthen portfolio duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


      There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a bond. For example, floating and variable rate bonds often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by the standard duration calculation is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, Mitchell Hutchins or the applicable sub-adviser will use more sophisticated analytical techniques that incorporate the economic life of a security into the determination of its duration and, therefore, its interest rate exposure.

      LENDING OF PORTFOLIO SECURITIES. Each fund is authorized to lend its portfolio securities in an amount up to 33-1/3% of its total assets to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables a fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of a fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. Each fund may reinvest any cash collateral in money market investments or other short-term liquid investments including other investment companies. A fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each fund will retain authority to terminate any of its loans at any time. Each fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


      Pursuant to procedures adopted by the board governing each fund's securities lending program, PaineWebber has been retained to serve as lending agent for each fund. The boards also have authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. Each board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent. PaineWebber also has been approved as a borrower under each fund's securities lending program.

      SHORT SALES "AGAINST THE BOX." Each fund (other than Money Market Portfolio) may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of a fund, and that fund is obligated to replace the securities borrowed at a date in the future. When a fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains, in a segregated account with its custodian, the securities that could be used to cover the short sale. Each fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

      A fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins or a sub-adviser believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a corresponding gain in the short position. Conversely, any gain in the long position after the short sale should be reduced by a corresponding loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of the securities a fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment values or conversion premiums of such securities.


      SEGREGATED ACCOUNTS. When a fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on a when-issued or delayed delivery basis, and reverse repurchase agreements, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures or forward currency contracts and swaps.


INVESTMENT LIMITATIONS OF THE FUNDS


      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for a fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), each fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.


      Each fund will not:

      (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities (or, in the case of Money Market Portfolio, to certificates of deposit and bankers' acceptances of domestic branches of U.S. banks).

      For Money Market Portfolio only - the following interpretations apply to, but are not a part of, this fundamental restriction: (a) with respect to this limitation, domestic and foreign banking will be considered to be different industries and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

      (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other bonds or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.


      The  following   interpretation  applies  to  but  is  not  part  of  this
fundamental restriction: A fund's investments in master notes and similar instruments will not be considered to be the making of a loan.


      (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      The following investment restriction applies to all funds except Global Income Portfolio and Strategic Income Portfolio:

      (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.



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

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.


      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


      Each fund will not:


      (1) hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent those holdings would cause the fund to fail to satisfy the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity and/or variable life insurance contracts (which requirements must be satisfied by the fund as the investment vehicle underlying those accounts);


      (2) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

      (3) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments;

      (4) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

      (5) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.



                     STRATEGIES USING DERIVATIVE INSTRUMENTS


      GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Each fund other than Money Market Portfolio is authorized to use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), and options on futures contracts, to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and (for funds that invest in bonds) to manage the duration of its portfolio. For funds that are permitted to invest outside the United States, Mitchell Hutchins or the sub-adviser also may use forward currency contracts, foreign currency options and futures and options on foreign currency futures. Funds that invest primarily in bonds also may enter into interest rate swap transactions. A fund may enter into transactions involving one or more types of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, each fund's use of these instruments will place at risk a much smaller portion of its assets. In particular, each fund except Money Market Portfolio may use the Derivative Instruments described below.

      A fund might not use any derivative instruments or strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins or a sub-adviser, as applicable, is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, a fund may have lower net income and a net loss on the investment.

      OPTIONS ON SECURITIES AND FOREIGN CURRENCIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

      OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

      SECURITIES INDEX FUTURES CONTRACTS--A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

      INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS--Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

      FORWARD CURRENCY CONTRACTS--A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.


      GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. A fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains and to manage the duration of its bond portfolio. A fund may use Derivative Instruments to maintain exposure to stocks or bonds while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses), to facilitate trading or to adjust its exposure to different asset classes. For example, Global Equity Fund may use Derivative Instruments to adjust its exposure to U.S. and foreign equity markets in connection with a reallocation or rebalancing of the fund's assets. A fund also may use Derivative Instruments on currencies, including forward currency contracts, to hedge against price changes of securities that a fund owns or intends to acquire that are attributable to changes in the value of the currencies in which the securities are denominated. A fund may also use Derivative Instruments on currencies to shift exposure from one currency to another or to attempt to realize gains from favorable changes in exchange rates.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in a fund's portfolio. Thus, in a short hedge a fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, a fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, a fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, a fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.


      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that a fund intends to acquire. Thus, in a long hedge, a fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, a fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, a fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transactions costs. Alternatively, a fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

      A fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a long straddle when Mitchell Hutchins or a sub-adviser believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. A fund might enter into a short straddle when Mitchell Hutchins or a sub-adviser believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a fund has invested or expects to invest. Derivative Instruments on bonds may be used to hedge either individual securities or broad fixed income market sectors.

      Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return or gain strategies may include using Derivative Instruments to increase or decrease a fund's exposure to different asset classes without buying or selling the underlying instruments. A fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, a fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."


      In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins and the sub-advisers may discover additional opportunities in connection with Derivative Instruments and with hedging, income, return and gain strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins or the applicable sub-adviser may use these opportunities for a fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


      SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins or the applicable sub-adviser to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins and the sub-advisers are experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a fund entered into a short hedge because Mitchell Hutchins or a sub-adviser projected a decline in the price of a security in that fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, a fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair a fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. A fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to a fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the funds to an obligation to another party. A fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities, with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Each fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of a fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The funds may purchase put and call options, and write (sell) covered put or call options on securities in which they invest and related indices. Funds that may invest outside the United States also may purchase put and call options and write covered options on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. In addition, a fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable a fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the affected fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by a fund would be considered illiquid to the extent described under "The Funds' Investment Policies, Related Risks and Limitations--Illiquid Securities."

      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, over-the-counter debt options or foreign currency options used by the funds are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.


      A fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit a fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The funds may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities are exchange-traded. Exchange markets for options on bonds and foreign currencies exist but are relatively new, and these instruments are primarily traded on the over-the-counter market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between a fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The funds' ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The funds intend to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the funds will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the funds, there is no assurance that a fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

      If a fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      A fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security.

      LIMITATIONS ON THE USE OF OPTIONS. The funds' use of options is governed by the following guidelines, which can be changed by the board without shareholder vote:

      (1) A fund may purchase a put or call option, including any straddle or spread, only if the value of its premium, when aggregated with the premiums on all other options held by the fund, does not exceed 5% of its total assets.

      (2) The aggregate value of securities underlying put options written by a fund, determined as of the date the put options are written, will not exceed 50% of its net assets.

      (3) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.


      FUTURES.  The  funds  may  purchase  and  sell  securities  index  futures contracts, interest rate futures contracts, debt security index futures contracts and (for those funds that invest outside the United States) foreign currency futures contracts. A fund may also purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, a fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities either as a hedge or to enhance return or realize gains.


      Futures strategies also can be used to manage the average duration of a fund's portfolio. If Mitchell Hutchins or the applicable sub-adviser wishes to shorten the average duration of a fund's portfolio, the fund may sell a futures contract or a call option thereon, or purchase a put option on that futures contract. If Mitchell Hutchins or the sub-adviser wishes to lengthen the average duration of the fund's portfolio, the fund may buy a futures contract or a call option thereon, or sell a put option thereon.

      A fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. A fund will engage in this strategy only when it is more advantageous to a fund than is purchasing the futures contract.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract a fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of each fund's obligations to or from a futures broker. When a fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. A fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, a fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guidelines, which can be changed by the board without shareholder vote:

      (1) The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC), excluding the amount by which options are "in-the-money", may not exceed 5% of a fund's net assets.

      (2) The aggregate premiums paid on all options (including options on securities, foreign currencies and securities indices and options on futures contracts) purchased by a fund that are held at any time will not exceed 20% of its net assets.

      (3) The aggregate margin deposits on all futures contracts and options thereon held at any time by a fund will not exceed 5% of its total assets.


      FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. Each fund that may invest outside the United States may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. Such currency hedges can protect against price movements in a security a fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins or the applicable sub-adviser believes will have a positive correlation to the value of the currency being hedged. In addition, a fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if a fund owned securities denominated in a foreign currency and Mitchell Hutchins or the sub-adviser believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

      Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the funds might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      FORWARD CURRENCY CONTRACTS. Funds that may invest outside the United States may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges--for example, a fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges--for example, a fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.

      The cost to a fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.

      As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, a fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, a fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. A fund that may invest outside the United States may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.


      SWAP TRANSACTIONS. Swap transactions include swaps, caps, floors and collars relating to interest rates, currencies, securities or other instruments. A fund that invests primarily in bonds may enter into interest swap transactions, including swaps, caps, floors and collars. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed-rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates than interest rates. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.

      A fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. A fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.

      A fund will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with a fund receiving or paying, as the case may be, only the net amount of the two payments. Because segregated accounts will be established with respect to these transactions, Mitchell Hutchins and the sub-advisers (if applicable) believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to a fund's borrowing restrictions. The net amount of the excess, if any, of a fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "The Funds' Investments, Related Risks and Limitations--Segregated Accounts." A fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps, floors and collars that are written by the fund.

      A fund will enter into interest rate swap transactions only with banks or recognized securities dealers or their affiliates believed by Mitchell Hutchins or the applicable sub-adviser to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, a fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

    ORGANIZATION; TRUSTEES AND OFFICERS; PRINCIPAL HOLDERS AND MANAGEMENT
                             OWNERSHIP OF SECURITIES


      The Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and has thirteen operating series. The Trust is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees each fund's operations.

      The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:


                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

Margo N. Alexander*+; 53    Trustee and   Mrs.  Alexander  is  Chairman  (since
                             President    March 1999),  chief executive officer
                                          and a director  of  Mitchell  Hutchins
                                          (since January 1995), and an executive
                                          vice   president   and   director   of
                                          PaineWebber  (since March 1984).  Mrs.
                                          Alexander is president and director or
                                          trustee of 31 investment companies for
                                          which Mitchell  Hutchins,  PaineWebber
                                          or one of their  affiliates  serves as
                                          investment adviser.

Richard Q. Armstrong; 64      Trustee     Mr.   Armstrong   is   chairman   and
R.Q.A. Enterprises                        principal   of   R.Q.A.   Enterprises
One Old Church Road                       (management  consulting  firm) (since
Unit #6                                   April 1991 and  principal  occupation
Greenwich, CT 06830                       since  March  1995).   Mr.  Armstrong
                                          was  chairman  of  the  board,   chief
                                          executive   officer  and  co-owner  of
                                          Adirondack   Beverages  (producer  and
                                          distributor   of   soft   drinks   and
                                          sparkling/still    waters)    (October
                                          1993-March  1995). He was a partner of
                                          The  New  England   Consulting   Group
                                          (management consulting firm) (December
                                          1992-September  1993). He was managing
                                          director  of  LVMH  U.S.   Corporation
                                          (U.S.  subsidiary of the French luxury
                                          goods conglomerate, Louis Vuitton Moet
                                          Hennessey Corporation) (1987-1991) and
                                          chairman   of  its  wine  and  spirits
                                          subsidiary,   Schieffelin  &  Somerset
                                          Company (1987-1991).  Mr. Armstrong is
                                          a director or trustee of 30 investment
                                          companies for which Mitchell Hutchins,
                                          PaineWebber or one of their affiliates
                                          serves as investment adviser.

                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

E. Garrett Bewkes,          Trustee and   Mr.  Bewkes  is a  director  of Paine
Jr.**+; 73                  Chairman of   Webber   Group   Inc.    ("PW Group")
                           the Board of   (holding  company of PaineWebber  and
                             Trustees     Mitchell    Hutchins).    Prior    to
                                          December  1995, he was a consultant to
                                          PW  Group.   Prior  to  1988,  he  was
                                          chairman of the board,  president  and
                                          chief  executive  officer of  American
                                          Bakeries  Company.  Mr.  Bewkes  is  a
                                          director   of   Interstate    Bakeries
                                          Corporation.  Mr. Bewkes is a director
                                          or trustee of 34 investment  companies
                                          for    which    Mitchell     Hutchins,
                                          PaineWebber or one of their affiliates
                                          serves as investment adviser.

Richard R. Burt; 53           Trustee     Mr.   Burt   is   chairman   of   IEP
1275 Pennsylvania Ave,                    Advisors,      LLP     (international
N.W.                                      investments   and  consulting   firm)
Washington, DC  20004                     (since  March  1994),  a  partner  of
                                          McKinsey &    Company     (management
                                          consulting  firm)  (since  1991).  He
                                          is     also     a     director     of
                                          Archer-Daniels-Midland            Co.
                                          (agricultural           commodities),
                                          Hollinger      International      Co.
                                          (publishing)   and  Homestake  Mining
                                          Corp.  (gold  mining),  vice chairman
                                          of    Anchor     Gaming     (provides
                                          technology  to  gaming  and  wagering
                                          industry)  (since  July  1999),  nine
                                          investment   companies  in  the  Flag
                                          Investors   Family  of   Funds,   The
                                          Central   European  Fund,  Inc.,  The
                                          Germany  Fund,  Inc.  and chairman of
                                          Weirton   Steel   Corp.   (makes  and
                                          finishes   steel   products)   (since
                                          April   1996).   He  was  the   chief
                                          negotiator  in  the  Strategic   Arms
                                          Reduction   Talks   with  the  former
                                          Soviet  Union   (1989-1991)  and  the
                                          U.S.   Ambassador   to  the   Federal
                                          Republic   of  Germany   (1985-1989).
                                          Mr. Burt  is a director or trustee of
                                          30  investment  companies  for  which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

Mary C. Farrell**+; 50        Trustee     Ms.  Farrell is a managing  director,
                                          senior   investment   strategist  and
                                          member  of  the   Investment   Policy
                                          Committee   of    PaineWebber.    Ms.
                                          Farrell  joined  PaineWebber in 1982.
                                          She  is a  member  of  the  Financial
                                          Women's   Association   and   Women's
                                          Economic  Roundtable and appears as a
                                          regular  panelist on Wall $treet Week
                                          with   Louis   Rukeyser.   She   also
                                          serves on the Board of  Overseers  of
                                          New York  University's  Stern  School
                                          of   Business.   Ms.   Farrell  is  a
                                          director or trustee of 29  investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

Meyer Feldberg; 58            Trustee     Mr.  Feldberg  is Dean and  Professor
Columbia University                       of Management of the Graduate  School
101 Uris Hall                             of  Business,   Columbia  University.
New York, NY  10027                       Prior to 1989,  he was  president  of
                                          the     Illinois     Institute     of
                                          Technology.  Dean  Feldberg is also a
                                          director     of     Primedia     Inc.
                                          (publishing),   Federated  Department
                                          Stores,  Inc. (operator of department
                                          stores)     and     Revlon,      Inc.
                                          (cosmetics).   Dean   Feldberg  is  a
                                          director or trustee of 33  investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

George W. Gowen; 70           Trustee     Mr.  Gowen  is a  partner  in the law
666 Third Avenue                          firm   of   Dunnington,   Bartholow &
New York, NY  10017                       Miller.  Prior to May 1994,  he was a
                                          partner in the law firm of Fryer, Ross
                                          & Gowen.  Mr.  Gowen is a director  or
                                          trustee of 33 investment companies for
                                          which Mitchell  Hutchins,  PaineWebber
                                          or one of their  affiliates  serves as
                                          investment adviser.

Frederic V. Malek; 63         Trustee     Mr.   Malek  is  chairman  of  Thayer
1455 Pennsylvania Ave,                    Capital Partners  (merchant bank) and
N.W.                                      chairman  of Thayer  Hotel  Investors
Suite 350                                 II  and  Lodging  Opportunities  Fund
Washington, DC  20004                     (hotel   investment    partnerships).
                                          From January  1992 to November  1992,
                                          he   was    campaign    manager    of
                                          Bush-Quayle  '92.  From 1990 to 1992,
                                          he was vice  chairman  and, from 1989
                                          to   1990,   he  was   president   of
                                          Northwest  Airlines Inc. and NWA Inc.
                                          (holding    company   of    Northwest
                                          Airlines  Inc.).  Prior to  1989,  he
                                          was    employed   by   the   Marriott
                                          Corporation   (hotels,   restaurants,
                                          airline    catering    and   contract
                                          feeding),  where he most recently was
                                          an  executive   vice   president  and
                                          president  of  Marriott   Hotels  and
                                          Resorts.   Mr.   Malek   is   also  a
                                          director  of  Aegis   Communications,
                                          Inc.    (tele-services),     American
                                          Management Systems,  Inc. (management
                                          consulting   and   computer   related
                                          services),       Automatic       Data
                                          Processing,      Inc.,     (computing
                                          services),  CB  Richard  Ellis,  Inc.
                                          (real  estate  services),  FPL Group,
                                          Inc.  (electric   services),   Global
                                          Vacation Group (packaged  vacations),
                                          HCR/Manor Care,  Inc.  (health care),
                                          SAGA    Systems,    Inc.    (software
                                          company)   and   Northwest   Airlines
                                          Inc.   Mr. Malek  is  a  director  or
                                          trustee  of 30  investment  companies
                                          for    which    Mitchell    Hutchins,
                                          PaineWebber    or   one   of    their
                                          affiliates   serves   as   investment
                                          adviser.

                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

Carl W. Schafer; 64           Trustee     Mr.   Schafer  is  president  of  the
66 Witherspoon Street,                    Atlantic    Foundation    (charitable
#1100                                     foundation      supporting     mainly
Princeton, NJ  08542                      oceanographic     exploration     and
                                          research).   He  is  a  director   of
                                          Labor    Ready,    Inc.    (temporary
                                          employment),  Roadway  Express,  Inc.
                                          (trucking),  The  Guardian  Group  of
                                          Mutual  Funds,  the Harding,  Loevner
                                          Funds,     E.I.I.     Realty    Trust
                                          (investment company),  Evans Systems,
                                          Inc.   (motor   fuels,    convenience
                                          store   and   diversified   company),
                                          Electronic   Clearing   House,   Inc.
                                          (financial transactions  processing),
                                          Frontier    Oil    Corporation    and
                                          Nutraceutix,    Inc.   (biotechnology
                                          company).  Prior to January  1993, he
                                          was   chairman   of  the   Investment
                                          Advisory   Committee  of  the  Howard
                                          Hughes   Medical    Institute.    Mr.
                                          Schafer is a  director  or trustee of
                                          30  investment  companies  for  which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

Brian M. Storms*+; 45         Trustee     Mr.  Storms  is  president  and chief
                                          operating    officer   of    Mitchell
                                          Hutchins  (since  March  1999).   Mr.
                                          Storms was  president  of  Prudential
                                          Investments  (1996-1999).   Prior  to
                                          joining  Prudential he was a managing
                                          director  at  Fidelity   Investments.
                                          Mr.  Storms is a director  or trustee
                                          of 30 investment  companies for which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

T. Kirkham Barneby*; 53   Vice President  Mr.  Barneby is a  managing  director
                                          and         chief          investment
                                          officer--quantitative  investments  of
                                          Mitchell  Hutchins.  Mr. Barneby is a
                                          vice  president  of seven  investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

Tom Disbrow**; 34         Vice President  Mr.   Disbrow   is   a   first   vice
                           and Assistant  president  and a  senior  manager  of
                             Treasurer    the mutual  fund  finance  department
                                          of   Mitchell   Hutchins.   Prior  to
                                          November   1999,   he   was  a   vice
                                          president of  Zweig/Glaser  Advisers.
                                          Mr.  Disbrow is a vice  president and
                                          assistant  treasurer of 31 investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

Ellen R. Harris*; 53      Vice President  Ms.  Harris  is a  managing  director
                                          and a  portfolio  manager of Mitchell
                                          Hutchins.   Ms.   Harris  is  a  vice
                                          president    of    two     investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

Donald R. Jones*; 39      Vice President  Mr. Jones is a senior vice  president
                                          and a  portfolio  manager of Mitchell
                                          Hutchins.  Prior  to  February  1996,
                                          he was a vice  president in the asset
                                          management  group of  First  Fidelity
                                          Bancorporation.  Mr.  Jones is a vice
                                          president    of    two     investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

James F. Keegan*; 39      Vice President  Mr.   Keegan   is   a   senior   vice
                                          president and a portfolio  manager of
                                          Mitchell  Hutchins.  Prior  to  March
                                          1996,   he  was   director  of  fixed
                                          income   strategy   and  research  of
                                          Merrion  Group,  L.P. Mr. Keegan is a
                                          vice   president  of  six  investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

John J. Lee**; 31         Vice President  Mr.  Lee  is a vice  president  and a
                                and       manager  of the mutual  fund  finance
                             Assistant    department   of  Mitchell   Hutchins.
                             Treasurer    Prior to  September  1997,  he was an
                                          audit   manager   in  the   financial
                                          services  practice  of  Ernst & Young
                                          LLP. Mr. Lee is a vice  president and
                                          assistant  treasurer of 31 investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

Kevin J. Mahoney**; 34    Vice President  Mr.   Mahoney   is   a   first   vice
                                and       president  and a  senior  manager  of
                             Assistant the mutual fund finance department Treasurer of Mitchell Hutchins. From August
                                          1996 through  March 1999,  he was the
                                          manager of the mutual  fund  internal
                                          control   group  of   Salomon   Smith
                                          Barney.  Prior  to  August  1996,  he
                                          was  an   associate   and   assistant
                                          treasurer  for  BlackRock   Financial
                                          Management  L.P.  Mr.  Mahoney  is  a
                                          vice    president    and    assistant
                                          treasurer of 31 investment  companies
                                          for    which    Mitchell    Hutchins,
                                          PaineWebber    or   one   of    their
                                          affiliates   serves   as   investment
                                          adviser.

Dennis McCauley*; 53      Vice President  Mr.  McCauley is a managing  director
                                          and  chief  investment  officer--fixed
                                          income  of  Mitchell  Hutchins.   Mr.
                                          McCauley  is a vice  president  of 22
                                          investment    companies   for   which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

Ann E. Moran**; 42        Vice President  Ms. Moran is a vice  president  and a
                                and       manager  of the mutual  fund  finance
                             Assistant    department of Mitchell Hutchins.  Ms.
                             Treasurer    Moran   is  a  vice   president   and
                                          assistant  treasurer of 31 investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

Dianne E. O'Donnell**; 47 Vice President  Ms.   O'Donnell   is  a  senior  vice
                           and Secretary  president and deputy general  counsel
                                          of Mitchell  Hutchins.  Ms. O'Donnell
                                          is a vice  president and secretary of
                                          30  investment  companies  and a vice
                                          president and assistant  secretary of
                                          one  investment   company  for  which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

Emil Polito*; 39          Vice President  Mr.   Polito   is   a   senior   vice
                                          president  and director of operations
                                          and  control for  Mitchell  Hutchins.
                                          Mr. Polito is a vice  president of 31
                                          investment    companies   for   which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

Susan Ryan; 40*           Vice President  Ms. Ryan is a senior  vice  president
                                          and  portfolio  manager  of  Mitchell
                                          Hutchins  and has been with  Mitchell
                                          Hutchins  since  1982.  Ms. Ryan is a
                                          vice  president  of  five  investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

Victoria E. Schonfeld**;  Vice President  Ms. Schonfeld is a managing  director
49 and general counsel of Mitchell Hutchins and (since July 1995) a senior vice president of PaineWebber. Ms. Schonfeld is a vice president of 30 investment companies and a vice president and secretary of one investment company for which Mitchell Hutchins, PaineWebber or one of their affiliates serves as investment adviser.

Paul H. Schubert**; 37    Vice President  Mr.   Schubert   is  a  senior   vice
                           and Treasurer  president  and director of the mutual
                                          fund finance  department  of Mitchell
                                          Hutchins.  Mr.  Schubert  is  a  vice
                                          president   and   treasurer   of   31
                                          investment    companies   for   which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.

Nirmal Singh*; 44         Vice President  Mr. Singh is a senior vice  president
                                          and a  portfolio  manager of Mitchell
                                          Hutchins.   Mr.   Singh   is  a  vice
                                          president    of    four    investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

Barney A.                 Vice President  Mr.  Taglialatela is a vice president
Taglialatela**; 39              and       and a  manager  of  the  mutual  fund
                             Assistant    finance    department   of   Mitchell
                             Treasurer    Hutchins.  Mr. Taglialatela is a vice
                                          president and  assistant  treasurer of
                                          31  investment   companies  for  which
                                          Mitchell Hutchins,  PaineWebber or one
                                          of   their   affiliates    serves   as
                                          investment adviser.

Mark A. Tincher*; 44      Vice President  Mr.  Tincher is a  managing  director
                                          and         chief          investment
                                          officer--equities      of     Mitchell
                                          Hutchins.   Mr.  Tincher  is  a  vice
                                          president of 12 investment  companies
                                          for    which    Mitchell    Hutchins,
                                          PaineWebber    or   one   of    their
                                          affiliates   serves   as   investment
                                          adviser.

                          POSITION WITH        BUSINESS EXPERIENCE; OTHER
  NAME AND ADDRESS; AGE        TRUST                  DIRECTORSHIPS
  ---------------------        -----                  -------------

Stuart Waugh*; 44         Vice President  Mr. Waugh is a managing  director and
                                          a   portfolio   manager  of  Mitchell
                                          Hutchins   responsible   for   global
                                          fixed    income    investments    and
                                          currency  trading.  Mr.  Waugh  is  a
                                          vice  president  of  five  investment
                                          companies    for    which    Mitchell
                                          Hutchins,   PaineWebber   or  one  of
                                          their     affiliates     serves    as
                                          investment adviser.

Keith A. Weller**; 38     Vice President  Mr. Weller is a first vice  president
                                and       and  associate   general  counsel  of
                             Assistant    Mitchell   Hutchins.   Prior  to  May
                             Secretary    1995,  he was an  attorney in private
                                          practice.   Mr.   Weller  is  a  vice
                                          president and assistant  secretary of
                                          30  investment  companies  for  which
                                          Mitchell  Hutchins,   PaineWebber  or
                                          one of  their  affiliates  serves  as
                                          investment adviser.
-------------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas, New York, New York 10019.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of each fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.



      The Trust pays each board member who is not an "interested person" of the Trust $500 annually for each fund and an additional up to $150 per fund for each board meeting and each separate meeting of a board committee. The Trust presently has 13 series and thus pays each such trustee $6,500 annually, plus any additional amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation, aggregating $15,000 annually, from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Because PaineWebber, Mitchell Hutchins and, as applicable, a sub-adviser perform substantially all the services necessary for the operation of the Trust and each fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a board member or officer.

      The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all PaineWebber funds during the year ended December 31, 1999.

                               COMPENSATION TABLE+


                                         COMPENSATION TABLE+


                                                                              TOTAL COMPENSATION FROM
                                                AGGREGATE COMPENSATION FROM    THE TRUST AND THE FUND
              NAME OF PERSON, POSITION                   THE TRUST*                  COMPLEX
              ------------------------                   ----------                  -------

       Richard Q. Armstrong,
       Trustee..........................................       $16,640                      $104,650
       Richard R. Burt,
       Trustee..........................................        16,250                       102,850
       Meyer Feldberg,
       Trustee..........................................        16,640                       119,650
       George W. Gowen,
       Trustee..........................................        21,806                       119,650
       Frederic V. Malek,
       Trustee..........................................        16,640                       104,650
       Carl W. Schafer,
       Trustee..........................................        16,640                       104,650

--------------------
+ Only independent board members are compensated by the Trust and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation.

* Represents fees paid to each Trustee from the Trust for the year ended December 31, 1999.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1999 to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

           PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

      As of March 3, 2000, trustees and officers owned in the aggregate less than 1% of the outstanding shares of any class of each fund.

      The following shareholders are shown in the Trust's records as owning more than 5% of the outstanding Class H and Class I shares of the funds as of March 3, 2000, as indicated below.

FUND                        PERCENTAGE OWNED  SHAREHOLDER

AGGRESSIVE GROWTH PORTFOLIO
--Class H shares                 100%         PaineWebber Life Insurance Co.

BALANCED PORTFOLIO
--Class H shares               32.58%         American Republic Insurance Company
                               58.02%         PaineWebber Life Insurance Co.
                                6.45%         AIG Life Paradigm Variable Annuity

GLOBAL EQUITY PORTFOLIO
--Class H shares               32.73%         American Republic Insurance Company
                               66.42%         PaineWebber Life Insurance Co.



                                       48

FUND                        PERCENTAGE OWNED  SHAREHOLDER

GLOBAL INCOME PORTFOLIO
--Class H shares               49.89%         American Republic Insurance Company
                               43.45%         PaineWebber Life Insurance Co.

GROWTH AND INCOME PORTFOLIO
--Class H shares               24.26%         American Republic Insurance Company
                               39.88%         PaineWebber Life Insurance Co.
                               28.93%         AIG Life Paradigm Variable Annuity

--Class I shares               61.30%         Hartford Life Insurance Company
                               13.43%         Aetna Life Insurance & Annuity Co.
                               14.10%         Keyport Life Insurance
                               11.15%         The Ohio National Life Insurance
                                              Co.

GROWTH PORTFOLIO
--Class H shares               48.11%         American Republic Insurance Company
                               44.60%         PaineWebber Life Insurance Co.
                                6.01%         AIG Life Paradigm Variable Annuity

HIGH GRADE FIXED INCOME
PORTFOLIO
--Class H shares                 100%         PaineWebber Life Insurance Co.

HIGH INCOME PORTFOLIO
--Class H shares               10.16%         AIG Life Paradigm Variable Annuity
                               88.01%         PaineWebber Capital

MONEY MARKET PORTFOLIO
--Class H shares               25.27%         American Republic Insurance Company
                               73.27%         PaineWebber Life Insurance Co.

SMALL CAP PORTFOLIO
--Class H shares               11.48%         AIG Life Paradigm Variable Annuity
                               86.15%         PaineWebber Capital

STRATEGIC FIXED INCOME
--Class H shares               40.49%         American Republic Insurance Company
                               56.62%         PaineWebber Life Insurance Co.


STRATEGIC INCOME PORTFOLIO
--Class H shares                8.10%         AIG Life Paradigm Variable Annuity
                               90.93%         PaineWebber Capital

--Class I shares               75.43%         Hartford Life Insurance Company
                               12.23%         Keyport Life Insurance
                               12.32%         The Ohio National Life Insurance
                                              Co.

TACTICAL ALLOCATION PORTFOLIO
--Class H shares               85.39%         AIG Life Paradigm Variable Annuity
                               13.27%         AIG Life Paradigm ADB



                                       49

FUND                        PERCENTAGE OWNED  SHAREHOLDER

--Class I shares               41.18%         Hartford Life Insurance Company
                               12.49%         Aetna Life Insurance & Annuity Co.
                               41.10%         Keyport Life Insurance
                                5.20%         The Ohio National Life Insurance
                                              Co.



      INVESTMENT ADVISORY; ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of each fund pursuant to separate contracts (each an "Advisory Contract") with the Trust. Under the applicable Advisory Contract, the Trust pays Mitchell Hutchins a fee (expressed as a percentage of the fund's average daily net assets) computed daily and paid monthly, at the annual rates indicated below. The table also shows the advisory fees earned (or accrued) by Mitchell Hutchins during the periods shown.

                                     ANNUAL RATE OF ADVISORY FEE
                                      AS A PERCENTAGE OF FUND'S
                                             AVERAGE DAILY NET ASSETS         ADVISORY FEES PAID OR ACCRUED
                                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                                 1999            1998         1997
                                                                                 ----            ----         ----
Money Market Portfolio.................               0.50%                   $35,628        $ 47,751     $ 56,346
High Grade Fixed Income Portfolio......               0.50%                    30,260          38,332       39,763
Strategic Fixed Income Portfolio.......               0.50%                    40,308          52,424       53,270
Strategic Income Portfolio *...........               0.75%                    87,217          16,271          n/a
Global Income Portfolio................               0.75%                    88,569         127,634      165,480
High Income Portfolio *................               0.50%                    61,666          12,017          n/a
Balanced Portfolio.....................               0.75%                   198,050         249,460      252,729
Growth and Income Portfolio............               0.70%                   180,762         167,394      138,089
Tactical Allocation Portfolio *........               0.50%                   221,102          18,444          n/a
Growth Portfolio.......................               0.75%                   278,216         286,582      299,373
Aggressive Growth Portfolio............               0.80%                   137,591         172,407      170,723
Small Cap Portfolio *..................               1.00%                    41,972           8,635          n/a
Global Equity Portfolio................               0.75%                   115,797         151,440      182,141

-------------------
*     These funds commenced operations on September 28, 1998.

      For the fiscal year ended December 31, 1999, Mitchell Hutchins voluntarily waived the portion of its fee shown below under the applicable Advisory Contracts in connection with certain funds' investment of cash collateral from securities lending in a private investment vehicle managed by Mitchell Hutchins.

                                                AMOUNT OF FEE WAIVED UNDER
FUND                                                 ADVISORY CONTRACT
----                                                 -----------------
Money Market Portfolio.................             $         0
High Grade Fixed Income Portfolio......                       0
Strategic Fixed Income Portfolio.......                       0
Strategic Income Portfolio *...........                       0
Global Income Portfolio................                       0
High Income Portfolio *................                       0
Balanced Portfolio.....................                      80
Growth and Income Portfolio............                      23
Tactical Allocation Portfolio *........                     451
Growth Portfolio.......................                     196
Aggressive Growth Portfolio............                       0
Small Cap Portfolio *..................                      14
Global Equity Portfolio................                      72



      The Advisory Contracts authorize Mitchell Hutchins to retain one or more sub-advisers but do not require Mitchell Hutchins to do so. Mitchell Hutchins has entered into sub-advisory contracts ("Sub-Advisory Contracts") with respect to Strategic Fixed Income Portfolio, Aggressive Growth Portfolio and for the foreign investment segment of Global Equity Portfolio, as described further below.

      Mitchell Hutchins has entered into a Sub-Advisory Contract with Pacific Investment Management Company ("PIMCO") pursuant to which PIMCO serves as sub-adviser for Strategic Fixed Income Portfolio. Mitchell Hutchins (not the
fund) pays PIMCO for its services under the Sub-Advisory Contract a fee in the annual amount of 0.25% of the fund's average daily net assets. For the years ended December 31, 1999, December 31, 1998 and December 31, 1997, Mitchell Hutchins paid or accrued sub-advisory fees to PIMCO of $20,153, $26,212 and $26,635, respectively. PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P. ("PAH"), a publicly traded company listed on the New York Stock Exchange under the symbol "PA", and PIMCO Partners, G.P., a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC, a limited liability company controlled by the PIMCO managing directors. PIMCO is one of the largest fixed income management firms in the nation. Included among PIMCO's institutional clients are many "Fortune 500" companies. On October 31 1999, PIMCO Advisors, PAH and Allianz AG ("Allianz") announced that they had reached a definitive agreement pursuant to which Allianz will acquire majority ownership of PIMCO Advisors and its subsidiaries, including PIMCO (the "Allianz Transaction"). Under the terms of the transaction, Allianz will acquire all of PAH, the publicly traded general partner of PIMCO Advisors. Pacific Life Insurance Company will retain an approximate 30% interest in PIMCO Advisors. The Allianz Transaction is currently expected to be completed in the second quarter of 2000.

      Mitchell Hutchins has entered into a Sub-Advisory Contract with Nicholas-Applegate Capital Management ("Nicholas-Applegate") pursuant to which Nicholas-Applegate serves as sub-adviser for Aggressive Growth Portfolio. Mitchell Hutchins (not the fund) pays Nicholas-Applegate for its services under the Sub-Advisory Contract a fee in the annual amount of 0.50% of the fund's average daily net assets. For the years ended December 31, 1999, December 31, 1998 and December 31, 1997, Mitchell Hutchins paid or accrued sub-advisory fees to Nicholas-Applegate of $85,994, $107,754 and $106,702, respectively. Nicholas-Applegate is a California limited partnership. Its general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership controlled by Arthur E. Nicholas.

      Mitchell Hutchins has entered into a Sub-Advisory Contract with Invista Capital Management LLC ("Invista") pursuant to which Invista serves as sub-adviser for the foreign investments segment of Global Equity Portfolio.
Mitchell Hutchins (not the fund) pays Invista for its services under the Sub-Advisory Contract a fee in the annual amount of 0.29% of the fund's average daily net assets. For the year ended December 31, 1999 and for the period November 2, 1998 to December 31, 1998, Mitchell Hutchins paid or accrued sub-advisory fees to Invista of $27,039 and $4,556, respectively. Invista, which was founded in 1984, is an indirect wholly owned subsidiary of Principal Life Insurance Company and manages substantially all of Principal Life Insurance Company's equity accounts, in addition to providing investment advice to other affiliated and non-affiliated customers.

      Prior to November 2, 1998, GE Investment Management Incorporated ("GEIM") served as investment sub-adviser for all investments of Global Equity Portfolio and Mitchell Hutchins (not the fund) paid GEIM for its services under this prior Sub-Advisory Contract a fee in the annual amount of 0.29% of the fund's average daily net assets. For the period January 1, 1998 to November 1, 1998 and the year ended December 31, 1997, Mitchell Hutchins paid or accrued sub-advisory fees to GEIM of $49,623 and $70,428, respectively.


      Under the terms of the Advisory Contracts, each fund bears all expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to one of the funds are allocated among the funds by or under the direction of the Trust's board in such manner as the board determines to be fair and equitable. Expenses borne by each fund include the following (or the fund's allocable share of the following): (1) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith;
(2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the Investment Company Act) of the Trust or Mitchell Hutchins; (6) all expenses incurred in connection with the board members'
services,  including  travel  expenses;  (7)  taxes  (including  any  income  or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Trust or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund;
(15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to board members and officers; and (18) costs of mailing, stationery and communications equipment.

      Under each Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. Each Advisory Contract terminates automatically upon assignment and is terminable with respect to a fund at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to Mitchell Hutchins, or by Mitchell Hutchins on 60 days' written notice to the Trust.

      Under each Sub-Advisory Contract, the sub-adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust, the fund, its shareholders or Mitchell Hutchins in connection with the Sub-Advisory Contract, except any liability to any of them to which the sub-adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Contract. Each Sub-Advisory Contract terminates automatically upon its assignment or the termination of the Advisory Contract and is terminable at any time without penalty by the board or by vote of the holders of a majority of the applicable fund's outstanding voting securities on 60 days' notice to the sub-adviser, or by the sub-adviser on 120 days' written notice to Mitchell Hutchins. Each Sub-Advisory Contract also may be terminated by Mitchell Hutchins
(1) upon material breach by the sub-adviser of its representations and warranties, which breach shall not have been cured within a 20 day period after notice of such breach; (2) if the sub-adviser becomes unable to discharge its duties and obligations under the Sub-Advisory Contract; or (3) upon 120 days' notice to the sub-adviser.


      SECURITIES LENDING. During the fiscal years ended December 31, 1999, December 31, 1998 and December 31, 1997, the indicated fund paid (or accrued) the following fees to PaineWebber for its services as securities lending agent:

        FUND                                                       FISCAL YEAR ENDED DECEMBER 31,
        ----                                                       ------------------------------
                                                                 1999            1998            1997
                                                                 ----            ----            ----
        Money Market Portfolio................................    $0              $0              $0
        High Grade Fixed Income Portfolio.....................     0               0               0
        Strategic Fixed Income Portfolio......................     0               0               0
        Strategic Income Portfolio *..........................     0               0             n/a
        Global Income Portfolio ..............................     0             171             213
        High Income Portfolio *...............................     0               0             n/a
        Balanced Portfolio....................................   512           1,725             867
        Growth and Income Portfolio...........................   100             420             437
        Tactical Allocation Portfolio *....................... 1,039               0             n/a
        Growth Portfolio...................................... 2,898           2,936           9,945
        Aggressive Growth Portfolio........................... 1,428             555           2,060
        Small Cap Portfolio *.................................   164               0             n/a
        Global Equity Portfolio...............................   708           1,377             809

    ------------------
         *        These funds commenced operations on September 28, 1998.

      NET ASSETS. The following table shows the approximate net assets as of February 29, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                 NET ASSETS
                        INVESTMENT CATEGORY                       ($MIL)
                        -------------------                       ------
      Domestic (excluding Money Market)......................     $9,931.5
      Global.................................................      4,757.8
      Equity/Balanced........................................     10,115.9
      Fixed Income (excluding Money Market)..................      4,573.4
            Taxable Fixed Income.............................      3,146.1
            Tax-Free Fixed Income............................      1,427.3
      Money Market Funds.....................................     39,977.1


      PERSONAL TRADING POLICIES. The funds, their investment adviser and their principal underwriter each have adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the Code to invest in securities that may be purchased or held by a fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. Each sub-adviser also has adopted a code of ethics under rule 17j-1.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class I shares of each fund under a separate distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell Class I shares of each fund. Class H shares have no distributor or distribution contract. Class H and Class I shares of each fund are offered continuously to separate accounts of insurance companies. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114.


      Under a plan of distribution pertaining to the Class I shares of each fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ("Class I Plan" or "Plan"), each fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to its Class I shares. Mitchell Hutchins uses these distribution fees to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. These services include (1) the printing and mailing of fund prospectuses, statements of additional information, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Class I shares, (3) materials and activities intended to educate and train insurance company sales personnel concerning the funds and Class I shares,
(4) obtaining information and providing explanations to contract owners concerning the funds, (5) compensating insurance company sales personnel with respect to services that result in the sale or retention of Class I shares, (6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Class I shares, and (7) financing other activities that the board determines are primarily intended to result in the sale of Class I shares.

      The Plan and the related Distribution Contract for Class I shares specify that the distribution fees paid to Mitchell Hutchins are not reimbursements for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the distribution fees it receives, the funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of distribution fees received or accrued through the termination date of the Class I Plan will be Mitchell Hutchins' sole responsibility and not that of the funds. The board reviews the Class I Plan and Mitchell Hutchins' corresponding expenses annually.

      Among other things, the Class I Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Class I Plan and the purposes for which such expenditures were made, (2) the Class I Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Class I Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Class I Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of that Trust.

      During the year ended December 31, 1999, the funds paid (or accrued) to Mitchell Hutchins the following distribution fees for their Class I shares under the Plan:

                                                                          FEES WAIVED BY
FUND                                          FEES PAID BY FUND          MITCHELL HUTCHINS
----                                          -----------------          -----------------
Money Market Portfolio.................         $         0            $        0
High Grade Fixed Income Portfolio......                   0                     0
Strategic Fixed Income Portfolio.......                   0                     0
Strategic Income Portfolio ............                   0                 1,524
Global Income Portfolio................                   0                     0
High Income Portfolio..................                   0                     0
Balanced Portfolio.....................                   0                   364
Growth and Income Portfolio............                   0                 6,549
Tactical Allocation Portfolio..........                   0                43,639
Growth Portfolio.......................                   0                 1,461
Aggressive Growth Portfolio............                   0                     0
Small Cap Portfolio....................                   0                   181
Global Equity Portfolio................                   0                   107


      In approving the Class I Plan for each fund, the board considered all the features of the distribution system for the Class I shares, including (1) the expectation that Class I shares would be sold primarily to the separate accounts of insurance companies unaffiliated with Mitchell Hutchins or PaineWebber, (2) the expenses those unaffiliated insurance companies were likely to incur in marketing Class I shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those unaffiliated insurance companies to educate their agents concerning the fund and to compensate their agents for selling Class I shares and (4) the need to encourage those unaffiliated insurance companies to educate their contract owners concerning the fund and to provide personal and account maintenance services to contract owners with respect to the fund's Class I shares attributable to their accounts.

      The board also considered all compensation that Mitchell Hutchins would receive under the Class I Plan and the Distribution Contract and the benefits that would accrue to Mitchell Hutchins under the Class I Plan in that Mitchell Hutchins would receive distribution and advisory fees that are calculated based upon a percentage of the average net assets of a fund, which fees would increase if the Class I Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, Mitchell Hutchins or the applicable sub-adviser is responsible for the execution of each fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins or the sub-adviser seeks to obtain the best net results for a fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins or the sub-adviser generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. Generally, bonds are traded on the over-the-counter market on a "net" basis without a stated commission through dealers acting for their own accounts and not through brokers. Each fund may invest in securities traded in the over-the-counter markets and will engage primarily with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.


      During  the  fiscal  years   indicated,   the  funds  paid  the  brokerage
commissions set forth below:

                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                1999               1998              1997
                                                                ----               ----              ----
       Money Market Portfolio..........................    $       0          $       0         $       0
       High Grade Fixed Income Portfolio...............            0                  0                 0
       Strategic Fixed Income Portfolio................            0                 64             1,149
       Strategic Income Portfolio *....................            0                  0               n/a
       Global Income Portfolio.........................            0                  0                 0
       High Income Portfolio *.........................            0                  0               n/a
       Balanced Portfolio..............................       33,068             47,323            51,556
       Growth and Income Portfolio.....................       34,313             33,107            39,178
       Tactical Allocation Portfolio *.................       40,444              7,579               n/a
       Growth Portfolio................................       26,525             45,109            71,334
       Aggressive Growth Portfolio.....................       33,597             46,977            47,838
       Small Cap Portfolio *...........................        8,737              6,471               n/a
       Global Equity Portfolio.........................       11,456            137,373           113,093


         ------------------
         *     These funds commenced operations on September 28, 1998.

      The funds have no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber, or brokerage affiliates of a fund's sub-adviser. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber or brokerage affiliates of a fund's sub-adviser are reasonable and fair. Specific provisions in the Advisory Contracts and the Sub-Advisory Contracts authorize Mitchell Hutchins and each sub-adviser, respectively, and any of their affiliates that is a member of a national securities exchange, to effect portfolio transactions for the applicable fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


      During the fiscal years indicated, the funds paid brokerage commissions to PaineWebber or, as applicable, brokerage affiliates of the sub-adviser as follows:

                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                                   --------------------------------
                                                                1999               1998              1997
                                                                ----               ----              ----
       Money Market Portfolio.........................    $        0        $         0        $        0
       High Grade Fixed Income Portfolio..............             0                  0                 0
       Strategic Fixed Income Portfolio...............             0                  0                 0
       Strategic Income Portfolio *...................             0                  0               n/a
       Global Income Portfolio........................             0                  0                 0
       High Income Portfolio *........................             0                  0               n/a
       Balanced Portfolio.............................         1,674                 54             1,992
       Growth and Income Portfolio....................         2,009                714               558
       Tactical Allocation Portfolio *................            12                  0               n/a
       Growth Portfolio...............................         1,996              4,212             4,020
       Aggressive Growth Portfolio....................         3,306                  0             1,621
       Small Cap Portfolio *..........................             0                  0               n/a
       Global Equity Portfolio........................           589                 12                 0


         ------------------
         *     These funds commenced operations on September 28, 1998.

      These brokerage commissions paid for the year ended December 31, 1999 represented for each fund the percentages of total brokerage commissions paid and of the dollar amount representing the fund's transactions involving the payment of brokerage commissions set forth below.

                                                                            PERCENTAGE OF DOLLAR
                                               PERCENTAGE OF TOTAL         AMOUNT OF TRANSACTIONS
                                              BROKERAGE COMMISSIONS         INVOLVING PAYMENT OF
                                                       PAID                 BROKERAGE COMMISSIONS
   Money Market Portfolio..................                      0                             0
   High Grade Fixed Income Portfolio.......                      0                             0
   Strategic Fixed Income Portfolio........                      0                             0
   Strategic Income Portfolio..............                      0                             0
   Global Income Portfolio.................                      0                             0
   High Income Portfolio ..................                      0                             0
   Balanced Portfolio......................                  5.06%                         4.29%
   Growth and Income Portfolio.............                  5.85%                         5.14%
   Tactical Allocation Portfolio ..........                  0.03%                         0.02%
   Growth Portfolio........................                  7.52%                         7.11%
   Aggressive Growth Portfolio.............                  9.84%                         8.48%
   Small Cap Portfolio.....................                      0                             0
   Global Equity Portfolio.................                  5.14%                         4.45%



      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The funds' procedures in selecting FCMs to execute their transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates or brokerage affiliates of the sub-adviser, are similar to those in effect with respect to brokerage transactions in securities.


      In selecting brokers, Mitchell Hutchins or a sub-adviser will consider the full range and quality of a broker's services. Consistent with the interests of the funds and subject to the review of each board, Mitchell Hutchins or a sub-adviser may cause a fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins or the sub-adviser with brokerage or research services. The funds may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins or the sub-adviser determines in good faith that such commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins or the sub-adviser, as applicable, to that fund and its other clients.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

      For the year ended December 31, 1999, the funds directed the portfolio transactions indicated below to brokers chosen because they provide research, analysis, advice and similar services, for which the funds paid the brokerage commissions indicated below:

         FUND                                              AMOUNT OF PORTFOLIO      BROKERAGE COMMISSIONS
                                                               TRANSACTIONS                  PAID
         Money Market Portfolio.........................                0                       0
         High Grade Fixed Income Portfolio..............                0                       0
         Strategic Fixed Income Portfolio...............                0                       0
         Strategic Income Portfolio.....................                0                       0
         Global Income Portfolio........................                0                       0
         High Income Portfolio..........................                0                       0
         Balanced Portfolio.............................       87,238,383                 116,186
         Growth and Income Portfolio....................       58,094,080                 118,987
         Tactical Allocation Portfolio..................                0                       0
         Growth Portfolio...............................       12,940,269                  11,507
         Aggressive Growth Portfolio....................       25,826,257                  40,735
         Small Cap Portfolio............................        3,519,318                   7,788
         Global Equity Portfolio........................          536,737                   1,661

      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins or the applicable sub-adviser seeks best execution. Although Mitchell Hutchins or a sub-adviser may receive certain research or execution services in connection with these transactions, Mitchell Hutchins and the sub-adviser will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins or the sub-adviser may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only in compliance with procedures ensuring that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.

      Investment decisions for a fund and for other investment accounts managed by Mitchell Hutchins or by the applicable sub-adviser are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for a fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and such other account(s) as to amount according to a formula deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.

      The funds will not purchase securities that are offered in underwritings in which PaineWebber, an applicable sub-adviser or any of their affiliates is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof or an affiliate of the sub-adviser not participate in or benefit from the sale to the funds.

      As of December 31, 1999, the funds owned securities issued by the following companies which are regular broker-dealers for the funds:

      Money Market Portfolio:  None.

      High Grade Fixed Income Portfolio: Bonds of Lehman Brothers Holdings Inc. ($92,032), Merrill Lynch & Company Inc. ($126,056) and Morgan Stanley Group Inc. ($136,892); collateralized mortgage obligations of Morgan Stanley Capital Inc. ($126,282).

      Strategic Fixed Income Portfolio: Collateralized mortgage obligations of Merrill Lynch Mortgage Investors Inc. ($429,344) and Prudential Home Mortgage Securities Corp. ($345,845); repurchase agreement with State Street Bank and Trust Co. ($185,000)..

      Strategic Income Portfolio:  None.

      Global Income Portfolio: None.

      High Income Portfolio:  None.

      Balanced  Portfolio:  Common  stock  of AXA  Financial  Inc.  (121,950),
      Chase Manhattan Corp. ($248,600), Mellon Financial Corp. ($34,062), Morgan Stanley Dean Witter & Co. ($328,325); bonds of Lehman Brothers Holdings Inc. ($140,469), Merrill Lynch & Company Inc. ($121,007), Morgan Stanley Dean Witter & Co. ($193,538); collateralized mortgage obligations of CS First Boston Mortgage Securities Corp. ($55,105) and Morgan Stanley Capital Inc. ($90,785).

      Growth and Income Portfolio: Common stock of Morgan Stanley Dean Witter & Co. ($485,350).

      Tactical Allocation Portfolio: J.P. Morgan & Co., Inc. ($126,625), Bear Stearns Company, Inc. ($34,200), Charles Schwab Corp. ($176,525), Franklin Resources, Inc. ($48,094), Lehman Brothers Holdings, Inc. ($59,281), Merrill Lynch & Co., Inc. ($175,350), Morgan Stanley Dean Witter & Co. ($456,800), T. Rowe Price & Associates, Inc. ($25,856).

      Growth Portfolio: Common stock of Charles Schwab Corp. ($115,125) and Citigroup Inc. ($105,569).

      Aggressive Growth Portfolio:  None.

      Small Cap Portfolio:  None

      Global Equity Portfolio: Common stock of AXA UAP ($83,650), Deutsche Bank AG ($109,805), UBS AG ($136,645), Chase Manhattan Corp. ($118,706), Mellon Financial Corp. ($52,048), AXA Financial Inc. ($39,431), Morgan Stanley Dean Witter & Co. ($80,368).


      PORTFOLIO TURNOVER. The funds' annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of a fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year.

      The funds' respective portfolio turnover rates for the fiscal years shown were:

                FUND                                              PORTFOLIO TURNOVER RATES FOR THE
                                                                     YEARS ENDED DECEMBER 31,
                                                                            1999             1998
                                                                            ----             ----
                Money Market Portfolio..........................             n/a              n/a
                High Grade Fixed Income Portfolio...............            166%             101%
                Strategic Fixed Income Portfolio................            503%             245%
                Strategic Income Portfolio *....................            403%              81%
                Global Income Portfolio.........................             43%             104%
                High Income Portfolio *.........................             69%              21%
                Balanced Portfolio..............................            206%             177%
                Growth and Income Portfolio.....................             65%              69%
                Tactical Allocation Portfolio *.................            110%               6%
                Growth Portfolio................................             23%              50%
                Aggressive Growth Portfolio.....................            135%              73%
                Small Cap Portfolio *...........................             98%              17%
                Global Equity Portfolio.........................             63%             154%

         ------------------
         *     These funds commenced operations on September 28, 1998.


                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      The insurance company separate accounts purchase and redeem shares of the funds on each day on which the New York Stock Exchange is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions of the shares of each fund are effected at their respective net asset values per share determined as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on that Business Day. Payment for redemptions are made by the funds within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem fund shares.


      The funds may suspend redemption privileges or postpone the date of payment during any period (1) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for a fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of a fund's portfolio at the time.

                               VALUATION OF SHARES


      Each fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day.

      Securities that are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on that day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins or the applicable sub-adviser as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation, other than short-term investments that mature in 60 days or less.




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

      Where market quotations are readily available, bonds of the funds (other than Money Market Portfolio) are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins or the applicable sub-adviser, the fair value of the securities. Where those market quotations are not readily available, bonds are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board.

      It should be recognized that judgment often plays a greater role in valuing thinly traded securities and lower rated bonds than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

      All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by a fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the NYSE. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which events would not be reflected in the computation of a fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the board. The foreign currency exchange transactions of the funds conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by less than one-tenth of one percent due to the costs of converting from one currency to another.

      MONEY MARKET PORTFOLIO. Money Market Portfolio values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under that Rule relating to its investments. Amortized cost is an approximation of market value, whereby the difference between acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. In the event that a large number of redemptions takes place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be as desirable as the value at maturity.


      The board has established procedures for the purpose of maintaining a constant net asset value of $1.00 per share for Money Market Portfolio, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. Should that deviation exceed 1/2 of 1%, the trustees will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. Money Market Portfolio will maintain a dollar weighted average portfolio maturity of 90 days or less and will not purchase any instrument with a remaining maturity greater than 13 months (as calculated under Rule 2a-7) and except that securities subject to repurchase agreements may have maturities in excess of 13 months. Money Market Portfolio will limit portfolio investments, including repurchase agreements, to those U.S. dollar denominated instruments that are of high quality and that the trustees determine present minimal credit risks as advised by Mitchell Hutchins and will comply with certain reporting and recordkeeping procedures. There is not assurance that constant net asset value per share will be maintained. In the event amortized cost ceases to represent fair value, the board will take appropriate action.


      In determining the approximate market value of portfolio instruments, the Trust may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price


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

different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                                      TAXES

      Fund shares are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts. See the applicable contract prospectus for a discussion of the special taxation of insurance companies with respect to those accounts and the contract holders.


      QUALIFICATION AS REGULATED INVESTMENT COMPANIES. Each fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code ("Code"), each fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions) ("Distribution
Requirement") and must meet several additional requirements. For each fund, these requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. By qualifying as a RIC, a fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders).

      If a fund failed to qualify for  treatment as a RIC for any taxable  year,
(1) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders), (2) all distributions out of its earnings and profits, including distributions of net capital gain, would be taxable to its shareholders as dividends (that is, ordinary income) and (3) most importantly, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of section 817(h) of the Code described in the next paragraph, with the result that the variable annuity and/or life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      ADDITIONAL DIVERSIFICATION REQUIREMENTS. Each fund intends to continue to satisfy the diversification requirements indirectly imposed on it by section 817(h) of the Code and the regulations thereunder, which are in addition to the diversification requirements described above. These requirements place certain limitations on the assets of each insurance company separate account that may be invested in the securities of a single issuer. Because section 817(h) and the regulations thereunder treat the assets of each fund as assets of the related separate account, the funds must also meet these requirements. Specifically, the regulations under section 817(h) provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other RICs. Failure of a fund to satisfy the section 817(h) requirements would result in (1) taxation of the insurance company issuing the variable contracts, the benefits under which are funded by


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

the separate account(s) investing in the fund, and (2) treatment of the contract owners other than as described in the applicable contract prospectus.


OTHER INFORMATION.


      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by a fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      Investment income earned and gains realized by a fund on foreign securities may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the return on those securities. Tax treaties between the United States and certain foreign countries, however, may reduce or eliminate these taxes, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

      A fund may invest in the stock of "passive foreign investment companies" ("PFICs") if that stock is a permissible investment. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a fund will be subject to federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain from disposition of that stock (collectively
"PFIC income"), plus interest thereon, even if the fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.


      If a fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the fund will be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain --which it may have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax--even if the QEF did not distribute those earnings and gain to the fund. In most instances it will be very difficult, if not impossible, to make this election because of certain of its requirements.

      Each fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of a PFIC's stock over a fund's adjusted basis therein as of the end of that year. Pursuant to the election, a fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included by the fund for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). A fund's adjusted basis in each PFIC's stock with respect to which it has made this election will be adjusted to reflect the amounts of income included and deductions taken thereunder.


      Certain futures and foreign currency contracts and listed non-equity options (such as those on a securities index) in which a fund may invest may be subject to section 1256 of the Internal Revenue Code ("section 1256 contracts"). Any section 1256 contracts a fund holds at the end of each taxable year generally must be "marked-to-market" (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain a fund recognizes, without in either case increasing the cash available to the fund. A fund may elect not to have the foregoing rules apply to any "mixed straddle" (that is, a straddle, clearly identified by the fund in accordance with applicable regulations, at least one (but not all) the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends that must be distributed.

      Offsetting positions in any actively traded security, option, futures or forward currency contract entered into or held by a fund may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character and timing of a fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain) and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the funds, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

      When a covered call option written (sold) by a fund expires, it will realize a short-term capital gain equal to the amount of the premium it received for writing the option. When a fund terminates its obligations under such an option by entering into a closing transaction, it will realize a short-term capital gain (or loss), depending on whether the cost of the closing transaction is less (or more) than the premium it received when it wrote the option. When a covered call option written by a fund is exercised, the fund will be treated as having sold the underlying security, producing long-term or short-term capital gain or loss, depending on the holding period of the underlying security and whether the sum of the option price received on the exercise plus the premium it received when it wrote the option is more or less than the basis of the underlying security.

      If a fund has an "appreciated financial position"-- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis--and enters into a "constructive sale" of the position, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by a fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a
constructive  sale.  The  foregoing  will  not  apply,   however,  to  a  fund's
transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

      A fund may acquire (1) zero coupon or other securities issued with original issue discount ("OID") or (2) Treasury inflation-protected securities ("TIPS"), on which principal is adjusted based on changes in the Consumer Price Index. A fund must include in its gross income the OID that accrues on those securities, and the amount of any principal increases on TIPS, during the taxable year, even if the fund receives no corresponding payment on them during the year. Similarly, a fund that invests in payment-in-kind ("PIK") securities must include in its gross income securities it receives as "interest" on those securities. Each fund has elected similar treatment with respect to securities purchased at a discount from their face value ("market discount"). Because a fund annually must distribute substantially all of its investment company taxable income, including any accrued OID, market discount and other non-cash income, to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would have to be made from the fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. A fund might realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the funds and their shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the funds' activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the funds and to dividends and other distributions therefrom.


                                    DIVIDENDS

      MONEY MARKET PORTFOLIO. Shares of Money Market Portfolio begin earning dividends on the day of purchase; dividends are accrued to shareholder accounts daily and are automatically invested in additional fund shares monthly. The fund does not expect to realize net capital gain. If a shareholder redeems all of its Money Market Portfolio shares, all accrued dividends declared on the shares up to the date of redemption are credited to the shareholder's account.

      The board may revise the above dividend policy or postpone the payment of dividends if the fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the opinion of the board, might have a significant adverse effect on shareholders. To date, no situation has arisen to cause the board to take any such action.

                                OTHER INFORMATION

      MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of a fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or a fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the relevant fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the relevant fund. The board members intend to conduct each fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.

      VOTING RIGHTS. The insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts are the shareholders of the funds - not the individual owners of those contracts. However, the separate accounts may pass through voting rights to contract owners.

      Shareholders of each fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of a fund will be voted together, except that only the shareholders of a particular class of a fund may vote on matters affecting only that class, such as the terms of the Class I Plan as it relates to the Class I shares. The shares of each series will be voted separately, except when an aggregate vote of all the series is required by law.

      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

      POSSIBLE CONFLICTS. Shares of the funds may serve as the underlying investments for separate accounts of unaffiliated insurance companies ("shared funding") as well as for both annuity and life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The
Trust does not currently foresee any conflict. However, the Trust's board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more funds. This might force a fund to sell securities at disadvantageous prices.

      CLASSES OF SHARES. A share of each class of a fund represents an identical interest in that fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to distribution fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different expenses applicable to the different classes of shares of the funds will affect the performance of those classes. Each share of a fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class H and I shares will differ.


      PRIOR NAMES. Prior to November 19, 1997, the Trust was known as "PaineWebber Series Trust." Prior to January 26, 1996, Balanced Portfolio was known as "Asset Allocation Portfolio." Prior to September 21, 1995, Strategic Fixed Income Portfolio was known as "Government Portfolio" and High Grade Fixed Income Portfolio was known as "Fixed Income Portfolio." Prior to August 14, 1995, Growth and Income Portfolio was known as "Dividend Growth Portfolio." Prior to July 28, 1999, Global Equity Portfolio was known as Global Growth Portfolio.


      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 is custodian of the assets of Global Income Portfolio. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the other funds. Both custodians employ foreign sub-custodians approved by the board in accordance with applicable requirements under the Investment Company Act to provide custody of the foreign assets of those funds that invest outside the United States. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust and the funds. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the Trust.

                              FINANCIAL STATEMENTS


      Each fund's Annual Report to Shareholders for its last fiscal year is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of independent auditors appearing therein are incorporated herein by reference.

                                    APPENDIX

                               RATINGS INFORMATION

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS

      Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues; Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities; A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future; Baa. Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well; Ba. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C. Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generic rating category.

DESCRIPTION OF S&P CORPORATE DEBT RATINGS

      AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong; AA. An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong; A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong; BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation; BB, B, CCC, CC, C. Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions; BB. An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation; B. An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation; CCC. An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation; CC. An obligation rated CC is currently highly vulnerable to nonpayment; C. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued; D. An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

      CI. The rating CI is reserved for income bonds on which no interest is being paid.

      Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      r. This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations  exposed  to  severe  prepayment  risk--such  as  interest  only  or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS

      PRIME-1. Issuers assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by the following characteristics: Leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

      PRIME-2. Issuers assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

      PRIME-3.  Issuers  assigned  this rating have an  acceptable  capacity for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

      NOT PRIME. Issuers assigned this rating do not fall within any of the Prime rating categories.

DESCRIPTION OF S&P COMMERCIAL PAPER RATINGS

      A-1. A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong. A-2. A short-term obligation  rated A-2 is somewhat  more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory. A-3. A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. B. A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments on the obligation. C. A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. D. A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

YOU    SHOULD    RELY   ONLY   ON   THE
INFORMATION  CONTAINED  OR  REFERRED TO
IN THE  PROSPECTUS  AND THIS  STATEMENT
OF  ADDITIONAL  INFORMATION.  THE FUNDS
AND   THEIR    DISTRIBUTOR   HAVE   NOT
AUTHORIZED  ANYONE TO PROVIDE  YOU WITH
INFORMATION  THAT  IS  DIFFERENT.   THE
PROSPECTUS   AND  THIS   STATEMENT   OF
ADDITIONAL  INFORMATION IS NOT AN OFFER
TO  SELL  SHARES  OF THE  FUNDS  IN ANY
JURISDICTION  WHERE  THE FUNDS OR THEIR
DISTRIBUTOR   MAY  NOT  LAWFULLY   SELL
THOSE SHARES.
             ------------
                                                               Mitchell Hutchins
                                                                    Series Trust

                                          --------------------------------------

                                             Statement of Additional Information


                                                                     May 1, 2000
                                          --------------------------------------
































(C)2000 PaineWebber Incorporated. All
rights reserved.

-------------------------------------

                         MITCHELL HUTCHINS SERIES TRUST
                               STRATEGY PORTFOLIO
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

      Strategy Portfolio is a diversified series of Mitchell Hutchins Series Trust ("Trust"), a professionally managed open-end investment company. The fund offers its Class H and Class I shares only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts.

      Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), serves as investment adviser and administrator for the fund. Mitchell Hutchins also serves as distributor for the fund's Class I shares.


      This Statement of Additional Information ("SAI") is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated May 1, 2000. A copy of the Prospectus may be obtained by calling any PaineWebber Financial Advisor or correspondent firm or by calling toll-free 1-800-986-0088. The Prospectus contains more complete information about the fund. You should read it carefully before investing.

      This SAI is dated May 1, 2000.


                            TABLE OF CONTENTS
                                                                            PAGE


      The Fund and Its Investment Policies................................... 2
      The Fund's Investments, Related Risks and Limitations.................. 4
      Strategies Using Derivative Instruments................................12
      Organization of Trust; Trustees and Officers; Principal
         Holders of Securities...............................................20
      Investment Advisory, Administration and Distribution
         Arrangements........................................................27
      Portfolio Transactions.................................................30
      Additional Purchase and Redemption Information.........................31
      Valuation of Shares....................................................31
      Taxes..................................................................32
      Other Information......................................................34

                      THE FUND AND ITS INVESTMENT POLICIES

      The fund's investment objective may not be changed without shareholder approval. Except where noted, the other investment policies of the fund may be changed by the board without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.


      The fund's investment objective is long-term capital appreciation. The fund seeks to achieve this objective by investing at least 80% of its assets in the securities of issuers that are on PaineWebber's HIGHLIGHTED STOCKS list. Historically, the HIGHLIGHTED STOCKS list has consisted primarily of common stocks of relatively large, well known U.S. companies, although it is not restricted to those types of companies. As of _______________, the average capitalization of companies listed on the HIGHLIGHTED STOCKS list was $___ billion. The fund may invest up to 20% of its assets in short-term debt obligations, money market instruments and options and futures contracts.


      The fund will purchase a security that has been added to or sell a security that has been removed from the HIGHLIGHTED STOCKS list after publication of that change. The fund may trade in securities added to or deleted from the HIGHLIGHTED STOCKS list no earlier than the market open after relevant changes to the HIGHLIGHTED STOCKS list are announced. Under normal circumstances, the fund will not purchase stocks that are not included on the HIGHLIGHTED STOCKS list or keep stocks that have been removed from the HIGHLIGHTED STOCKS list.


      There is no assurance that the fund will be able to maintain an equal weighting of assets among all the stocks on the HIGHLIGHTED STOCKS list. In certain instances, such as when the HIGHLIGHTED STOCKS list contains fewer than 20 stocks, the fund may choose not to re-balance its portfolio following an announced change to the HIGHLIGHTED STOCKS list. The fund may be unable to purchase or sell sufficient securities due to market restrictions or diversification and illiquid security limitations imposed by the Investment Company Act of 1940, as amended ("Investment Company Act"). In such circumstances, the fund may purchase options and futures contracts on security indices, index-based securities such as Standard and Poor's Depositary Receipts ("SPDRs") and stocks not on the HIGHLIGHTED STOCKS list.

      For more than a century, PaineWebber has been committed to providing superior equity research, resulting in one of the strongest franchises on Wall Street. PaineWebber Investment Strategy Group's approach to research places its recommendations in the context of broad social, economic and political themes. PaineWebber believes that the ability to spot emerging trends -- and the companies expected to benefit from them -- has proven critical to successful investing. The Investment Strategy Group aims to identify these themes before they emerge and become well recognized and, in doing so, aims to provide clients with specific investment opportunities that offer superior performance. While the Investment Strategy Group identifies several industries and companies that are expected to benefit from each theme, the HIGHLIGHTED STOCKS list is a list of "choice" companies from each theme. Historically, the HIGHLIGHTED STOCKS list has included approximately 25 stocks, which are typically covered by the PaineWebber Research Department and carry a "1" (Buy) or "2" (Attractive) rating. Stocks are usually added or deleted from the HIGHLIGHTED STOCKS list at the beginning of a month, but revisions can also be made on other days.


      The fund is designed for investors seeking long-term capital appreciation from a fully invested, all-equity portfolio. The fund is not a market-timing vehicle and not a complete investment program.

      The HIGHLIGHTED STOCKS list as of March 29, 2000, consisted of the following 31 securities.

America Online                  Costco                       IBM                          Smurfit-Stone Container
Amgen                           Delta Airlines               Lucent Technologies          Tandy
AXA Financial                   Electronic Data Systems      MCI WorldCom                 Tiffany & Co
Bank of New York                Gap                          Microsoft                    Time Warner
Bed Bath & Beyond               Gateway                      Motorola                     Wal-Mart
Carnival Corp                   Hewlett Packard              Nextel                       Warner-Lambert
Cisco Systems                   Home Depot                   Oracle                       Weyerhauser
Clear Channel                   Hughes Electronics           Schering-Plough

      The following additional securities have appeared on prior versions of the HIGHLIGHTED STOCKS since September 1, 1998: Abbot Laboratories, American Express, Air Products and Chemicals, American Intl Group, Avon Products, Chase Manhattan, Coca Cola, Disney, Ecolab, Compaq, Freddie Mac, Gannett, Illinois Tool Works, Lear, Medtronic, New York Times, NiSource, Pepsico, Pfizer, Sherwin-Williams, Staples, State Street, Sun
Microsystems.

      As of March 29, 2000, the HIGHLIGHTED STOCKS list reflects the following investment themes:

      THE AMERICAN AGE OF AFFLUENCE (November 1999). This theme focuses on the consumer, taking an approach more typical of Madison Avenue than of Wall Street. What this report attempts to do is understand consumer behavior and, in particular, the behavior of baby boomers -- the largest, fastest-growing and wealthiest segment of the population. Driven by "shared life experiences," the attitudes of baby boomers about everything from consumption to leisure to health care have changed dramatically as this generation has aged. With most of their material needs satisfied, boomers today place more value on experiences than on tangibles.


KEY TRENDS & INVESTMENT IMPLICATIONS

      o     CRADLE-TO-GRAVE  ENTREPRENEURIALISM:   Beneficiaries  include  firms
            catering to small businesses, home offices, investors seeking asset management and parents supervising children's education.

      o TIME DROUGHT: Americans feel short of time and find themselves doing several things at once. Trusted brands and time-savers could flourish.

      o STRESSLESS LEISURE: As baby boomers age, they seek leisure activities with less effort, less physical exertion, less risk and fewer projects. Cruise lines, airlines, theme parks, casinos and hotels could benefit.

      o     NO-SERVICE/FULL-SERVICE   ECONOMY.  A  tight  labor  market  creates
            opportunities for low-cost, highly efficient services and for premium quality service providers.

      o NEW DRUG CULTURE. Aging baby boomers want more pharmaceuticals and "better-for-you" products.


      MUTED CYCLE CYCLICALS (April 1999). "Benign deflation" and the muting of the business cycle -- infrequent and less severe recessions -- have altered the old sector rotation, which typically followed this pattern: first, defensive stocks; second, interest-rate sensitive cyclicals; third, commodity cyclicals; and lastly, capital goods makers. Although the domestic economy has become less volatile, in addition to the muted business cycle, the "new profit pattern" has two other elements: industry mini-recessions and global recession rotation. In this "new profit pattern" there are four types of cyclical companies whose earnings are affected by different variables: Capacity cyclicals, Demand cyclicals, Growth cyclicals, Credit cycle cyclicals.

KEY TRENDS & INVESTMENT IMPLICATIONS

      o CAPACITY CYCLICALS: Companies that could benefit from swings in industry capacity. Supply and demand situation appears favorable for airlines, papers and semiconductors.

      o DEMAND CYCLICALS: Solid economic growth could prove favorable for autos, diversified industrials, railroads and retailers.

      o     GROWTH  CYCLICALS:   Global  rebound  and  global  growth  could  be
            favorable for computer, household products, specialty chemicals and telecom equipment firms.

      o CREDIT CYCLE CYCLICALS: Rebounds in Japanese and Asian markets could benefit select U.S. financial services firms.

      INFORMATION REVOLUTION WARS (May 1999). The quantity of global GDP that ultimately will be "digitizable" will likely surpass today's wildest speculations. Major technological revolutions are always bigger than anyone ever thinks. The First and Second Industrial Revolutions were violent upheavals marked by many simultaneous "wars" between competing interests, technologies and business models. So too will the Information Revolution witness many wars in which some firms perish while others flourish.

SOME KEY TRENDS & INVESTMENT IMPLICATIONS

      o     INFORMATION   AGE  VS.   INDUSTRIAL   AGE:  The   distribution   and
            manipulation of information is now the central wealth-creating activity

      o PRODUCER VS. DISTRIBUTOR: The Internet increases the power of producers and threatens distributors and middlemen that don't add value.

      o E-TAILING VS. BRICK-AND-MORTAR RETAILING: Companies with strong brands and sophisticated distribution could benefit more than retailers with weak brands.

      o     COMMODITIZED  INFORMATION VS.  PROPRIETARY  CONTENT VS.  SPECIALIZED
            INSIGHT: Commoditization of information could hurt traditional information providers, such as newspapers. Proprietary content is valuable if consumers prove willing to pay for it. Consumers will pay for specialized insight tailored to their specific needs.

      Both the stocks on the HIGHLIGHTED STOCKS list and the investment themes will change from time to time. Changes to the list of stocks are normally made monthly but may be made more frequently. Themes have changed less frequently in the past.


      OTHER INVESTMENT POLICIES. The fund may invest up to 15% of its net assets in illiquid securities. The fund may purchase securities on a when-issued basis and may purchase or sell securities for delayed delivery. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow up to 33 1/3% of its total assets. The fund may invest in the securities of other investment companies and may sell securities short "against the box."


              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

      The following supplements the information contained in the Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or this SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents.


      EQUITY SECURITIES. Equity securities (referred to as "stocks" in the Prospectus) include common stocks, most preferred stocks and securities that are convertible into them, including common stock purchase warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

      Preferred stock has certain fixed income features, like a bond, but actually it is equity that is senior to a company's common stock. Convertible bonds may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Some preferred stock also may be converted into or exchanged for common stock. Depositary receipts typically are issued by banks or trust companies and evidence ownership of underlying equity securities.


      While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and in overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that the fund may experience a substantial or complete loss on an individual equity investment.


      HIGHLIGHTED STOCKS LIST RISK. There can be no assurance that the equity securities of issuers on the HIGHLIGHTED STOCKS list will perform as anticipated. The past performance of these securities and issuers cannot be used to predict the future results of either the HIGHLIGHTED STOCKS list or the fund. The fund's investment results will not be identical to those of the HIGHLIGHTED STOCKS list for a number of reasons, including: (1) the timing of the fund's purchase and sale of stocks in response to changes in the HIGHLIGHTED STOCKS list -- the fund will buy and sell stocks only after publication of the changes to the HIGHLIGHTED STOCKS list has been made; (2) the fund's cash flow from purchases and sales of fund shares, which can occur daily and will result in portfolio purchases and sales; (3) the fees and expenses, including the costs of buying and selling stocks, that the fund bears; (4) the fund's possible inability to add to or subtract from its holdings of a stock on the HIGHLIGHTED STOCKS list at a given time, particularly in connection with the re-balancing of the fund's portfolio to establish equal weightings of its assets among the stocks on the HIGHLIGHTED STOCKS list; and (5) the fund's investment of part of its assets in short-term debt obligations, money market instruments and options and futures contracts. The fund may invest in these instruments, for example, for liquidity in anticipation of shareholder sales of fund shares or because the diversification requirements that apply to mutual funds prevent it from investing substantially all its assets in the stocks that are on the HIGHLIGHTED STOCKS list.


      Because the HIGHLIGHTED STOCKS list includes a relatively small number of issuers and the fund invests in stocks only if they are on the HIGHLIGHTED STOCKS list, the fund will hold a relatively small number of stocks. As a result, changes in the market value of a single issuer's stock could affect the fund's performance and net asset value more severely than if its holdings were more diversified. PaineWebber Investment Strategy Group makes subjective decisions to add or delete companies from the HIGHLIGHTED STOCKS list, but the list is not compiled with any particular client or product in mind, including the fund. When selecting the companies for its HIGHLIGHTED STOCKS list, the Investment Strategy Group does not take industry sector diversification concerns into account.


      PaineWebber could at any time suspend or terminate publication of the HIGHLIGHTED STOCKS list. In that event, the fund will determine how to proceed consistent with its investment objective and the interests of its shareholders. It is also possible that the HIGHLIGHTED STOCKS list would include fewer securities than are necessary for the fund to satisfy the diversification requirements for qualifying as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Internal Revenue Code"). See "Taxes." In that event, the fund will invest in short-term debt obligations, money market instruments, options and futures contracts, index-based securities such as SPDRs and stocks not on the HIGHLIGHTED STOCKS list. [Since January 1988, the HIGHLIGHTED STOCKS list has included between 11 and 31 stocks, although on average it has consisted of 25 stocks].

      It is possible that the HIGHLIGHTED STOCKS list will include stocks of issuers for which PaineWebber or one of its affiliates performs banking services for which it receives fees, as well as stocks of issuers in which PaineWebber or one of its affiliates makes a market and may have long or short positions. Fund purchases and sales will be affected by market conditions following publication of changes to the HIGHLIGHTED STOCKS list and will be subject to competing orders by other PaineWebber clients who invest based on the HIGHLIGHTED STOCKS list recommendations. If a stock is removed from or no longer appears on the HIGHLIGHTED STOCKS list because PaineWebber or one of its affiliates is engaged in activities such as those mentioned above, the fund may continue to regard that stock as being on the HIGHLIGHTED STOCK list.

      Mitchell Hutchins does not have access to information regarding additions to or deletions from the HIGHLIGHTED STOCKS list prior to their publication. The HIGHLIGHTED STOCKS list is not maintained for the purpose of managing any account or investment company such as the fund. In addition to being available to the fund, the HIGHLIGHTED STOCKS list is also available to other clients of PaineWebber and its affiliates, including Mitchell Hutchins, which may trade on the basis of the HIGHLIGHTED STOCKS list. PaineWebber publishes other lists of recommended securities that could be appropriate for fund investors but which are not used by Mitchell Hutchins for the fund.

      INVESTING IN FOREIGN SECURITIES. Historically, the HIGHLIGHTED STOCKS list has only once included a foreign security. If the HIGHLIGHTED STOCKS list includes one or more foreign securities, the fund will invest in them. Investing in foreign securities involves more risks than investing in the United States. The value of foreign securities is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks may include expropriation, confiscatory taxation, withholding taxes on interest and/or dividends, limitations on the use of or transfer of fund assets and political or social instability or diplomatic developments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. In those European countries that have begun using the Euro as a common currency unit, individual national economies may be adversely affected by the inability of national governments to use monetary policy to address their own economic or political concerns.

      Securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Transactions in foreign securities may be subject to less efficient settlement practices.
Foreign securities trading practices, including those involving securities settlement where fund assets may be released prior to receipt of payment, may expose the fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. Legal remedies for defaults and disputes may have to be pursued in foreign courts, whose procedures differ substantially from those of U.S. courts. Additionally, the costs of investing outside the United States frequently are higher than those in the United States. These costs include relatively higher brokerage commissions and foreign custody expenses.

      Securities of foreign issuers may not be registered with the Securities and Exchange Commission ("SEC"), and the issuers thereof may not be subject to its reporting requirements. Accordingly, there may be less publicly available information concerning foreign issuers of securities held by the fund than is available concerning U.S. companies. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements comparable to those applicable to U.S. companies.


      If the HIGHLIGHTED STOCKS list includes depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs"), or other securities convertible into securities of issuers based in foreign countries, the fund will invest in these receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. They generally are in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. EDRs are European receipts evidencing a similar arrangement, may be denominated in other currencies and are designed for use in European securities markets. GDRs are similar to EDRs and are designed for use in several international financial markets. For purposes of the fund's investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

      ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligations and the depositary's transaction fees are paid directly by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR.


      The fund anticipates that its brokerage transactions involving foreign securities of companies headquartered in countries other than the United States will be conducted primarily on the principal exchanges of such countries. However, from time to time foreign securities may be difficult to liquidate rapidly without significantly depressing the price of such securities. Although the fund will endeavor to achieve the best net results in effecting its portfolio transactions, transactions on foreign exchanges are usually subject to fixed commissions that are generally higher than negotiated commissions on U.S. transactions. There is generally less government supervision and regulation of exchanges and brokers in foreign countries than in the United States.


      FOREIGN CURRENCY RISKS. Currency risk is the risk that changes in foreign exchange rates may reduce the U.S. dollar value of a fund's foreign investments. If the value of a foreign currency rises against the value of the U.S. dollar, the value of the fund's investments that are denominated in, or linked to, that currency will increase. Conversely, if the value of a foreign currency declines against the value of the U.S. dollar, the value of those fund investments will decrease. These changes may have a significant impact on the value of fund shares. In some instances, the fund may use derivative strategies to hedge against changes in foreign currency value. (See "Strategies Using Derivative Instruments," below.) However, opportunities to hedge against currency risk may not exist in certain markets, particularly with respect to emerging market currencies, and even when appropriate hedging opportunities are available, the fund may choose not to hedge against currency risk.

      Generally, currency exchange rates are determined by supply and demand in the foreign exchange markets and the relative merits of investments in different countries. In the case of those European countries that use the Euro as a common currency unit, the relative merits of investments in the common market in which they participate, rather than the merits of investments in the individual country, will be a determinant of currency exchange rates. Currency exchange rates also can be affected by the intervention of the U.S. and foreign governments or central banks, the imposition of currency controls, speculation, devaluation or other political or economic developments inside and outside the United States.


      The fund values its assets daily in U.S. dollars and does not intend to convert its holdings of foreign currencies to U.S. dollars on a daily basis. From time to time the fund's foreign currencies may be held as "foreign currency call accounts" at foreign branches of foreign or domestic banks. These accounts bear interest at negotiated rates and are payable upon relatively short demand periods. If a bank became insolvent, the fund could suffer a loss of some or all of the amounts deposited. The fund may convert foreign currency to U.S. dollars from time to time.

      The value of the assets of the fund as measured in U.S. dollars may be affected favorably or unfavorably by fluctuations in currency rates and exchange control regulations. Further, the fund may incur costs in connection with conversions between various currencies. Currency exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to a fund at one rate, while offering a lesser rate of exchange should a fund desire immediately to resell that currency to the dealer. The fund conducts its currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.


      ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, purchased over-the-counter options, repurchase agreements maturing in more than seven days and restricted securities other than those Mitchell Hutchins has determined are liquid pursuant to guidelines established by the fund's board. The assets used as cover for over-the-counter options written by the fund will be considered illiquid unless the over-the-counter options are sold to qualified dealers that agree that the fund may repurchase any over-the-counter options it writes at a maximum price to be calculated by a formula set forth in the option agreements. The cover for an over-the-counter option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

      Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a Securities Act registration statement has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

      Not all restricted securities are illiquid. To the extent that foreign securities are freely tradable in the country in which they are principally traded, they generally are not considered illiquid, even if they are restricted in the United States. A large institutional market has developed for many U.S. and foreign securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

      Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of that Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


      The board has delegated the function of making day-to-day determinations of liquidity to Mitchell Hutchins pursuant to guidelines approved by the board. Mitchell Hutchins takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the number of dealers that have undertaken to make a market in the security, (4) the number of other potential purchasers and (5) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). Mitchell Hutchins monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.


      Mitchell Hutchins monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in relative market values of liquid and illiquid securities or shareholder redemptions), Mitchell Hutchins will consider what action would be in the best interests of the fund and its shareholders.


      REPURCHASE AGREEMENTS. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

      Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only with counterparties in transactions believed by Mitchell Hutchins to present minimum credit risks.


      REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to the fund's agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will maintain, in a segregated account with its custodian, cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

      Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

      LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that Mitchell Hutchins deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by Mitchell Hutchins. In determining whether to lend securities to a particular broker-dealer or institutional investor, Mitchell Hutchins will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.


      Pursuant to procedures adopted by the board governing the fund's securities lending program, PaineWebber has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to PaineWebber for these services. PaineWebber also has been approved as a borrower under the fund's securities lending program. The board periodically reviews all portfolio securities loan transactions for which PaineWebber acted as lending agent and/or borrower.

      SHORT SALES "AGAINST THE BOX." The fund may engage in short sales of securities it owns or has the right to acquire at no added cost through conversion or exchange of other securities it owns (short sales "against the box"). To make delivery to the purchaser in a short sale, the executing broker borrows the securities being sold short on behalf of the fund, and the fund is obligated to replace the securities borrowed at a date in the future. When the fund sells short, it establishes a margin account with the broker effecting the short sale and deposits collateral with the broker. In addition, the fund maintains with its custodian, in a segregated account, the securities that could be used to cover the short sale. The fund incurs transaction costs, including interest expense, in connection with opening, maintaining and closing short sales "against the box."

      The fund might make a short sale "against the box" to hedge against market risks when Mitchell Hutchins believes that the price of a security may decline, thereby causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for a security owned by the fund. In such case, any loss in the fund's long position after the short sale should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which gains or losses in the long position are reduced will depend upon the amount of the securities sold short relative to the amount of securities the fund owns, either directly or indirectly, and in the case where the fund owns convertible securities, changes in the investment value or conversion premiums of such securities.

      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, i.e., for issuance or delivery to or by the fund later than the normal settlement date for such securities at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring or missing an opportunity to make an alternative investment. Depending on market conditions, the fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile, because such securities may increase the amount by which the fund's total assets, including the value of when-issued and delayed delivery securities held by that fund, exceeds its net assets.


      A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, its custodian segregates assets to cover the amount of the commitment. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts." The fund purchases when-issues securities only with the intention of taking delivery but may sell the right to acquire the security prior to delivery if Mitchell Hutchins deems it advantageous to do so, which may result in a gain or loss to the fund.

      MONEY MARKET INVESTMENTS. The fund may invest in money market investments for liquidity, in anticipation of shareholder redemptions of fund shares, when the fund is unable to purchase or sell sufficient securities due to market restrictions or diversification and illiquid security limitations imposed by the Investment Company Act, or to reinvest cash collateral from its securities lending activities. Such investments include, among other things, (1) securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, (2) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (3) commercial paper and notes, including those with variable and floating rates of interest, (4) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (5) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities,
(6) bonds issued by foreign issuers, (7) repurchase agreements and (8) other investment companies that invest exclusively in money market instruments and similar private investment vehicles.

      SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, it will maintain with an approved custodian in a segregated account cash or liquid securities, marked to market daily, in an amount at least equal to the fund's obligation or commitment under such transactions. As described below under "Strategies Using Derivative Instruments," segregated accounts may also be required in connection with certain transactions involving options, futures, swaps and forward currency contracts.

      SPDRS ("STANDARD & POOR'S DEPOSITARY RECEIPTS"). The fund may invest in SPDRs. SPDRs are exchange-traded securities that represent ownership in long-term unit investment trusts established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index.

      To the extent the fund invests in SPDRs, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operation. Indirectly then, fund shareholders may pay higher operational costs than if they owned the underlying investments directly. Additionally, the fund's investment in SPDRs is subject to limitations under the Investment Company Act and market availability.

      The price of a SPDR is derived from and based upon the securities it holds. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stocks, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of SPDRs are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting a SPDR could adversely affect the liquidity and value of the shares of the fund.

INVESTMENT LIMITATIONS OF THE FUND


      FUNDAMENTAL LIMITATIONS. The following fundamental investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares of the fund present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (3), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.


      The fund will not:

      (1) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or to securities issued by other investment companies.

      The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage- and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

      (2) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to municipal securities, and provided that the fund will invest 25% or more of its total assets in securities of issuers in the same industry if necessary to replicate the composition of the HIGHLIGHTED STOCKS list.

      (3) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

      (4) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other bonds or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

      The following interpretation applies to, but is not part of, this fundamental restriction: The fund's investments in master notes and similar instruments will not be considered to be the making of a loan.


      (5) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

      (6) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

      (7) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.


      NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by a vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, later changes in percentage resulting from a change in values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.


      The fund will not:

      (1) hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the fund to fail to satisfy the diversification requirements imposed by section 817(h) of the Internal Revenue Code and the Treasury regulations issued thereunder on segregated assets accounts used to fund variable annuity and/or variable life insurance contracts (these requirements must be satisfied by the fund as the investment vehicle underlying those accounts);

      (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

      (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.

      (5) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

                     STRATEGIES USING DERIVATIVE INSTRUMENTS


      GENERAL DESCRIPTION OF DERIVATIVE INSTRUMENTS. Mitchell Hutchins may use a variety of financial instruments ("Derivative Instruments"), including certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, swaps and forward currency contracts. The fund may enter into transactions involving one or more type of Derivative Instruments under which the full value of its portfolio is at risk. Under normal circumstances, however, the fund's use of these instruments will place at risk a much smaller portion of its assets. The particular Derivative Instruments that may be used by the fund are described below.

      The fund might not use any Derivative Instruments or derivative strategies, and there can be no assurance that using any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a Derivative Instrument or strategy, the fund may have lower net income and a net loss on the investment.

      OPTIONS ON SECURITIES AND FOREIGN CURRENCIES. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security or currency underlying the option at a specified price at any time during the term of the option or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security or currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security or currency at a specified price during the option term or at specified times or at the expiration of the option, depending on the type of option involved. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security or currency at the exercise price.

      OPTIONS ON SECURITIES INDICES. A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. A securities index option operates in the same way as a more traditional securities option, except that exercise of a securities index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of a securities index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the securities index.

      SECURITIES INDEX FUTURES CONTRACTS. A securities index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the securities index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

      INTEREST RATE AND FOREIGN CURRENCY FUTURES CONTRACTS. Interest rate and foreign currency futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security or currency at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of bonds or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      OPTIONS ON FUTURES CONTRACTS. Options on futures contracts are similar to options on securities, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.


      FORWARD CURRENCY CONTRACTS -- A forward currency contract involves an obligation to purchase or sell a specific currency at a specified future date, which may be any fixed number of days from the contract date agreed upon by the parties, at a price set at the time the contract is entered into.

      GENERAL DESCRIPTION OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The fund may use Derivative Instruments to attempt to hedge its portfolio and also to attempt to enhance income or return or realize gains. For example, the fund may use Derivative Instruments to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder redemptions and for fund operating expenses), to facilitate trading or to enhance returns.

      Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund's portfolio. Thus, in a short hedge the fund takes a position in a Derivative Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged. For example, the fund might purchase a put option on a security to hedge against a potential decline in the value of that security. If the price of the security declined below the exercise price of the put, the fund could exercise the put and thus limit its loss below the exercise price to the premium paid plus transaction costs. In the alternative, because the value of the put option can be expected to increase as the value of the underlying security declines, the fund might be able to close out the put option and realize a gain to offset the decline in the value of the security.


      Conversely, a long hedge is a purchase or sale of a Derivative Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire. Thus, in a long hedge, the fund takes a position in a Derivative Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. For example, the fund might purchase a call option on a security it intends to purchase in order to hedge against an increase in the cost of the security. If the price of the security increased above the exercise price of the call, the fund could exercise the call and thus limit its acquisition cost to the exercise price plus the premium paid and transaction costs. Alternatively, the fund might be able to offset the price increase by closing out an appreciated call option and realizing a gain.

      The fund may purchase and write (sell) straddles on securities or indices of securities. A long straddle is a combination of a call and a put option purchased on the same security or on the same futures contract, where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a long straddle when Mitchell Hutchins believes it likely that the prices of the securities will be more volatile during the term of the option than the option pricing implies. A short straddle is a combination of a call and a put written on the same security where the exercise price of the put is equal to the exercise price of the call. The fund might enter into a short straddle when Mitchell Hutchins believes it unlikely that the prices of the securities will be as volatile during the term of the option as the option pricing implies.

      Derivative Instruments on securities generally are used to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire. Derivative Instruments on stock indices, in contrast, generally are used to hedge against price movements in broad stock market sectors in which the fund has invested or expects to invest.

      Income strategies using Derivative Instruments may include the writing of covered options to obtain the related option premiums. Return strategies may include using Derivative Instruments to increase or decrease the fund's exposure to different asset classes without buying or selling the underlying instruments. The fund also may use derivatives to simulate full investment by the fund while maintaining a cash balance for fund management purposes (such as to provide liquidity to meet anticipated shareholder sales of fund shares and for fund operating expenses).

      The use of Derivative Instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the fund's ability to use Derivative Instruments may be limited by tax considerations. See "Taxes."


      In addition to the products, strategies and risks described below and in the Prospectus, Mitchell Hutchins may discover additional opportunities in connection with Derivative Instruments and with hedging, income and return strategies. These new opportunities may become available as regulatory authorities broaden the range of permitted transactions and as new Derivative Instruments and techniques are developed. Mitchell Hutchins may use these opportunities for the fund to the extent that they are consistent with the fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The fund's Prospectus or SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

      SPECIAL RISKS OF STRATEGIES USING DERIVATIVE INSTRUMENTS. The use of Derivative Instruments involves special considerations and risks, as described below. Risks pertaining to particular Derivative Instruments are described in the sections that follow.

      (1) Successful use of most Derivative Instruments depends upon the ability of Mitchell Hutchins to predict movements of the overall securities, interest rate or currency exchange markets, which requires different skills than predicting changes in the prices of individual securities. While Mitchell Hutchins is experienced in the use of Derivative Instruments, there can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of a Derivative Instrument and price movements of the investments that are being hedged. For example, if the value of a Derivative Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors affecting the markets in which Derivative Instruments are traded, rather than the value of the investments being hedged. The effectiveness of hedges using Derivative Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

      (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if the fund entered into a short hedge because Mitchell Hutchins projected a decline in the price of a security in the fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Derivative Instrument. Moreover, if the price of the Derivative Instrument declined by more than the increase in the price of the security, the fund could suffer a loss. In either such case, the fund would have been in a better position had it not hedged at all.

      (4) As described below, the fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Derivative Instruments involving obligations to third parties (i.e., Derivative Instruments other than purchased options). If the fund was unable to close out its positions in such Derivative Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the positions expired or matured. These requirements might impair the fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time. The fund's ability to close out a position in a Derivative Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of a counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the fund.

      COVER FOR STRATEGIES USING DERIVATIVE INSTRUMENTS. Transactions using Derivative Instruments, other than purchased options, expose the fund to an obligation to another party. The fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options or futures contracts or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. The fund will comply with SEC guidelines regarding cover for such transactions and will, if the guidelines so require, set aside cash or liquid securities in a segregated account with its custodian in the prescribed amount.

      Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Derivative Instrument is open, unless they are replaced with similar assets. As a result, committing a large portion of the fund's assets to cover positions or to segregated accounts could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.

      OPTIONS. The fund may purchase put and call options, and write (sell) covered put or call options on securities in which it invests and related indices and on foreign currencies. The purchase of call options may serve as a long hedge, and the purchase of put options may serve as a short hedge. The fund may also use options to attempt to enhance return or realize gains by increasing or reducing its exposure to an asset class without purchasing or selling the underlying securities. Writing covered put or call options can enable the fund to enhance income by reason of the premiums paid by the purchasers of such options. Writing covered call options serves as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security at less than its market value. Writing covered put options serves as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security at more than its market value. The securities or other assets used as cover for over-the-counter options written by the fund would be considered illiquid to the extent described under "The Fund's Investments, Related Risks and Limitations--Illiquid Securities."


      The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options normally have expiration dates of up to nine months. Generally, European-style options can only be exercised immediately prior to their expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option. There are also other types of options that may be exercised on certain specified dates before expiration. Options that expire unexercised have no value.


      The fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

      The fund may purchase and write both exchange-traded and over-the-counter options. Currently, many options on equity securities (stocks) are exchange-traded. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed which, in effect, guarantees completion of every exchange-traded option transaction. In contrast, over-the-counter options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the fund purchases or writes an over-the-counter option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

      The fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. The fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for over-the-counter options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although the fund will enter into over-the-counter options only with counterparties that are expected to be capable of entering into closing transactions with the fund, there is no assurance that the fund will in fact be able to close out an over-the-counter option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the fund might be unable to close out an over-the-counter option position at any time prior to its expiration.

      If the fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered put or call option written by the fund could cause material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

      The fund may purchase and write put and call options on indices in much the same manner as the more traditional options discussed above, except the index options may serve as a hedge against overall fluctuations in a securities market (or market sector) rather than anticipated increases or decreases in the value of a particular security

      FUTURES.   The  fund  may  purchase  and  sell  securities  index  futures contracts, interest rate futures contracts and foreign currency futures contracts. The fund may purchase put and call options, and write covered put and call options, on futures in which it is allowed to invest. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options on securities or indices. In addition, the fund may purchase or sell futures contracts or purchase options thereon to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance return or realize gains.

      The fund may also write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order synthetically to create a long futures contract position. Such options would have the same strike prices and expiration dates. The fund will engage in this strategy only when it is more advantageous to the fund than is purchasing the futures contract.

      No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, obligations of the United States or obligations fully guaranteed as to principal and interest by the United States, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of the fund's obligations to or from a futures broker. When the fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when the fund purchases or sells a futures contract or writes a call option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

      Holders and writers of futures positions and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. The fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or related option can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If the fund were unable to liquidate a futures or related options position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or related options might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and related options markets are subject to daily variation margin calls and might be compelled to liquidate futures or related options positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.


      LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS. The use of futures and related options is governed by the following guideline, which can be changed by its board without shareholder vote:

      The aggregate initial margin and premiums on futures contracts and options on futures positions that are not for bona fide hedging purposes (as defined by the CFTC) (excluding the amount by which options are "in-the-money") may not exceed 5% of the fund's net assets.

      FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. The fund may use options and futures on foreign currencies, as described above, and forward currency contracts, as described below, to hedge against movements in the values of the foreign currencies in which the fund's securities are denominated. Such currency hedges can protect against price movements in a security the fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.


      The fund might seek to hedge against changes in the value of a particular currency when no Derivative Instruments on that currency are available or such Derivative Instruments are considered expensive. In such cases, the fund may hedge against price movements in that currency by entering into transactions using Derivative Instruments on another currency or a basket of currencies, the value of which Mitchell Hutchins believes will have a positive correlation to the value of the currency being hedged. In addition, the fund may use forward currency contracts to shift exposure to foreign currency fluctuations from one country to another. For example, if the fund owned securities denominated in a foreign currency and Mitchell Hutchins believed that currency would decline relative to another currency, it might enter into a forward contract to sell an appropriate amount of the first foreign currency, with payment to be made in the second foreign currency. Transactions that use two foreign currencies are sometimes referred to as "cross hedging." Use of a different foreign currency magnifies the risk that movements in the price of the Derivative Instrument will not correlate or will correlate unfavorably with the foreign currency being hedged.

      The value of Derivative Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Derivative Instruments, a fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Derivative Instruments until they reopen.

      Settlement of Derivative Instruments involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.


      FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. Such transactions may serve as long hedges -- for example, the fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the fund intends to acquire. Forward currency contract transactions may also serve as short hedges -- for example, the fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security denominated in a foreign currency.


      The cost to the fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When the fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of any expected benefit of the transaction.


      As is the case with futures contracts, parties to forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures, by entering into an instrument identical to the instrument purchased or sold, but in the opposite direction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that the fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in the securities or currencies that are the subject of the hedge or to maintain cash or securities in a segregated account.


      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      LIMITATIONS ON THE USE OF FORWARD CURRENCY CONTRACTS. The fund may enter into forward currency contracts or maintain a net exposure to such contracts only if (1) the consummation of the contracts would not obligate the fund to deliver an amount of foreign currency in excess of the value of the position being hedged by such contracts or (2) the fund segregates with its custodian cash or liquid securities in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (1) above, as marked to market daily.


      SWAP TRANSACTIONS. Swap transactions include swaps, caps, floors and collars relating to interest rates, currencies, securities or other instruments. Interest rate swaps involve an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount of principal (the "notional principal amount") for a specified period of time. Interest rate cap and floor transactions involve an agreement between two parties in which the first party agrees to make payments to the counterparty when a designated market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. Interest rate collar transactions involve an agreement between two parties in which payments are made when a designated market interest rate either goes above a designated ceiling level or goes below a designated floor level on predetermined dates or during a specified time period. Currency swaps, caps, floors and collars are similar to interest rate swaps, caps, floors and collars, but they are based on currency exchange rates rather than interest rates. Equity swaps or other swaps relating to securities or other instruments are also similar, but they are based on changes in the value of the underlying securities or instruments. For example, an equity swap might involve an exchange of the value of a particular security or securities index in a certain notional amount for the value of another security or index or for the value of interest on that notional amount at a specified fixed or variable rate.


      The fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its bond portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. The fund may use interest rate swaps, caps, floors and collars as a hedge on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. Interest rate swap transactions are subject to risks comparable to those described above with respect to other derivatives strategies.


      The fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Because segregated accounts will be established with respect to such transactions, Mitchell Hutchins believes such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the fund's borrowing restrictions. The net amount of the excess, if any, of the fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis, and appropriate fund assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account as described above in "The Fund's Investment, Related Risks and Limitations -- Segregated Accounts." The fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis.


      The fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed by Mitchell Hutchins to present minimal credit risk in accordance with guidelines established by the fund's board. If there is a default by the other party to such a transaction, the fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.



                      ORGANIZATION; TRUSTEES AND OFFICERS;
            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


      The Trust was formed on November 21, 1986 as a business trust under the laws of the Commonwealth of Massachusetts and has fourteen series. The Trust is governed by a board of trustees, which is authorized to establish additional series and to issue an unlimited number of shares of beneficial interest of each existing or future series, par value $0.001 per share. The board oversees the fund's operations.

      The trustees and executive officers of the Trust, their ages, business addresses and principal occupations during the past five years are:

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER
                                                         DIRECTORSHIPS

Margo N. Alexander*+; 53       Trustee and     Mrs.    Alexander   is   Chairman
                                President      (since   March    1999),    chief
                                               executive  officer and a director
                                               of   Mitchell   Hutchins   (since
                                               January  1995),  and an executive
                                               vice  president  and  director of
                                               PaineWebber  (since  March 1984).
                                               Mrs.  Alexander is president  and
                                               director   or   trustee   of   31
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.


Richard Q. Armstrong; 64         Trustee       Mr.  Armstrong  is  chairman  and
R.Q.A. Enterprises                             principal  of R.Q.A.  Enterprises
One Old Church Road                            (management    consulting   firm)
Unit #6                                        (since  April 1991 and  principal
Greenwich, CT 06830                            occupation   since  March  1995).
                                               Mr. Armstrong was chairman of the
                                               board,  chief  executive  officer
                                               and   co-owner   of    Adirondack
                                               Beverages      (producer      and
                                               distributor  of soft  drinks  and
                                               sparkling/still  waters) (October
                                               1993-March   1995).   He   was  a
                                               partner   of  The   New   England
                                               Consulting   Group    (management
                                               consulting     firm)    (December
                                               1992-September   1993).   He  was
                                               managing  director  of LVMH  U.S.
                                               Corporation  (U.S.  subsidiary of
                                               the    French     luxury    goods
                                               conglomerate,  Louis Vuitton Moet
                                               Hennessey            Corporation)
                                               (1987-1991)  and  chairman of its
                                               wine  and   spirits   subsidiary,
                                               Schieffelin  &  Somerset  Company
                                               (1987-1991).  Mr.  Armstrong is a
                                               director   or   trustee   of   30
                                               investment  companies  for  which
                                               Mitchell Hutchins, PaineWebber or
                                               one of their affiliates serves as
                                               investment adviser.

E. Garrett Bewkes,             Trustee and     Mr.   Bewkes  is  a  director  of
Jr.**+; 73                   Chairman of the   Paine     Webber    Group    Inc.
                            Board of Trustees  ("PW Group")  (holding company of
                                               PaineWebber      and     Mitchell
                                               Hutchins).   Prior  to   December
                                               1995,  he  was  a  consultant  to
                                               PW Group.  Prior to 1988,  he was
                                               chairman of the board,  president
                                               and chief  executive  officer  of
                                               American     Bakeries    Company.
                                               Mr. Bewkes   is  a  director   of
                                               Interstate Bakeries  Corporation.
                                               Mr. Bewkes   is  a  director   or
                                               trustee    of    34    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER
                                                         DIRECTORSHIPS

Richard R. Burt; 53              Trustee       Mr.   Burt  is  chairman  of  IEP
1275 Pennsylvania Ave.,                        Advisors,    LLP   (international
N.W.                                           investments and consulting  firm)
Washington, DC 20004                           (since March 1994),  a partner of
                                               McKinsey &  Company   (management
                                               consulting  firm)  (since  1991).
                                               He  is   also   a   director   of
                                               Archer-Daniels-Midland        Co.
                                               (agricultural       commodities),
                                               Hollinger    International    Co.
                                               (publishing)     and    Homestake
                                               Mining Corp. (gold mining),  vice
                                               chairman    of   Anchor    Gaming
                                               (provides  technology  to  gaming
                                               and  wagering   industry)  (since
                                               July   1999)  and   chairman   of
                                               Weirton  Steel  Corp.  (makes and
                                               finishes steel  products)  (since
                                               April  1996).  He was  the  chief
                                               negotiator in the Strategic  Arms
                                               Reduction  Talks  with the former
                                               Soviet Union  (1989-1991) and the
                                               U.S.  Ambassador  to the  Federal
                                               Republic        of        Germany
                                               (1985-1989).    Mr. Burt   is   a
                                               director   or   trustee   of   30
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.

Mary C. Farrell**+; 50           Trustee       Ms.   Farrell   is   a   managing
                                               director,    senior    investment
                                               strategist   and  member  of  the
                                               Investment  Policy  Committee  of
                                               PaineWebber.  Ms.  Farrell joined
                                               PaineWebber  in  1982.  She  is a
                                               member of the  Financial  Women's
                                               Association and Women's  Economic
                                               Roundtable   and   appears  as  a
                                               regular  panelist  on Wall $treet
                                               Week  with  Louis  Rukeyser.  She
                                               also   serves  on  the  Board  of
                                               Overseers     of     New     York
                                               University's   Stern   School  of
                                               Business.   Ms.   Farrell   is  a
                                               director   or   trustee   of   29
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.

Meyer Feldberg; 58               Trustee       Mr.    Feldberg   is   Dean   and
Columbia University                            Professor  of  Management  of the
101 Uris Hall                                  Graduate   School  of   Business,
New York, NY 10027                             Columbia  University.   Prior  to
                                               1989,  he  was  president  of the
                                               Illinois       Institute       of
                                               Technology.   Dean   Feldberg  is
                                               also a director of Primedia  Inc.
                                               (publishing),           Federated
                                               Department      Stores,      Inc.
                                               (operator of  department  stores)
                                               and  Revlon,  Inc.   (cosmetics).
                                               Dean  Feldberg  is a director  or
                                               trustee    of    33    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER
                                                         DIRECTORSHIPS

George W. Gowen; 70              Trustee       Mr.  Gowen  is a  partner  in the
666 Third Avenue                               law    firm    of     Dunnington,
New York, NY 10017                             Bartholow &   Miller.   Prior  to
                                               May 1994, he was a partner in the
                                               law firm of Fryer,  Ross & Gowen.
                                               Mr.   Gowen  is  a  director   or
                                               trustee    of    33    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Frederic V. Malek; 63            Trustee       Mr.  Malek is  chairman of Thayer
1455 Pennsylvania Ave.,                        Capital Partners  (merchant bank)
N.W.                                           and   chairman  of  Thayer  Hotel
Suite 350                                      Investors    II    and    Lodging
Washington, DC 20004                           Opportunities     Fund     (hotel
                                               investment  partnerships).   From
                                               January  1992 to  November  1992,
                                               he  was   campaign   manager   of
                                               Bush-Quayle  '92.  From  1990  to
                                               1992,  he was vice  chairman and,
                                               from   1989  to   1990,   he  was
                                               president of  Northwest  Airlines
                                               Inc.   and   NWA Inc.    (holding
                                               company  of  Northwest   Airlines
                                               Inc.).  Prior  to  1989,  he  was
                                               employed    by    the    Marriott
                                               Corporation              (hotels,
                                               restaurants,   airline   catering
                                               and contract  feeding),  where he
                                               most  recently  was an  executive
                                               vice  president  and president of
                                               Marriott   Hotels  and   Resorts.
                                               Mr.  Malek is also a director  of
                                               Aegis    Communications,     Inc.
                                               (tele-services),         American
                                               Management     Systems,      Inc.
                                               (management     consulting    and
                                               computer    related    services),
                                               Automatic Data Processing,  Inc.,
                                               (computing services),  CB Richard
                                               Ellis,    Inc.    (real    estate
                                               services),    FPL   Group,   Inc.
                                               (electric    services),    Global
                                               Vacation     Group      (packaged
                                               vacations),  HCR/Manor Care, Inc.
                                               (health   care),   SAGA  Systems,
                                               Inc.   (software   company)   and
                                               Northwest      Airlines      Inc.
                                               Mr. Malek   is  a   director   or
                                               trustee    of    30    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER
                                                         DIRECTORSHIPS

Carl W. Schafer; 63              Trustee       Mr.  Schafer is  president of the
66 Witherspoon Street,                         Atlantic  Foundation  (charitable
#1100                                          foundation    supporting   mainly
Princeton, NJ 08542                            oceanographic   exploration   and
                                               research).  He is a  director  of
                                               Labor  Ready,   Inc.   (temporary
                                               employment),   Roadway   Express,
                                               Inc.  (trucking),   The  Guardian
                                               Group  of   Mutual   Funds,   the
                                               Harding,  Loevner  Funds,  E.I.I.
                                               Realty     Trust      (investment
                                               company),   Evans  Systems,  Inc.
                                               (motor fuels,  convenience  store
                                               and     diversified     company),
                                               Electronic  Clearing House,  Inc.
                                               (financial           transactions
                                               processing),     Frontier     Oil
                                               Corporation   and    Nutraceutix,
                                               Inc.   (biotechnology   company).
                                               Prior  to  January  1993,  he was
                                               chairman   of   the    Investment
                                               Advisory  Committee of the Howard
                                               Hughes  Medical  Institute.   Mr.
                                               Schafer is a director  or trustee
                                               of 30  investment  companies  for
                                               which     Mitchell      Hutchins,
                                               PaineWebber   or  one  of   their
                                               affiliates  serves as  investment
                                               adviser.

Brian M. Storms*+; 45            Trustee       Mr.   Storms  is  president   and
                                               chief   operating    officer   of
                                               Mitchell  Hutchins  (since  March
                                               1999).  Mr.  Storms was president
                                               of     Prudential     Investments
                                               (1996-1999).   Prior  to  joining
                                               Prudential   he  was  a  managing
                                               director        at       Fidelity
                                               Investments.   Mr.  Storms  is  a
                                               director   or   trustee   of   30
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.

T. Kirkham Barneby*; 53      Vice President    Mr.   Barneby   is  a   managing
                                               director  and  chief  investment
                                               officer--quantitative
                                               investments      of     Mitchell
                                               Hutchins.   Mr.   Barneby  is  a
                                               vice    president    of    seven
                                               investment  companies  for which
                                               Mitchell  Hutchins,  PaineWebber
                                               or  one  of   their   affiliates
                                               serves as investment adviser.

John J. Lee**; 31          Vice President and  Mr. Lee is a vice  president  and
                           Assistant Treasurer a  manager  of  the  mutual  fund
                                               finance  department  of  Mitchell
                                               Hutchins.   Prior  to   September
                                               1997,  he was an audit manager in
                                               the financial  services  practice
                                               of Ernst & Young LLP.  Mr. Lee is
                                               a vice  president  and  assistant
                                               treasurer   of   31    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER
                                                         DIRECTORSHIPS

Kevin J.                     Vice President    Mr.  Mahoney  is a  first  vice
Mahoney**; 34                and Assistant     president and a senior  manager
                               Treasurer       of  the  mutual  fund   finance
                                               department      of     Mitchell
                                               Hutchins.   From   August  1996
                                               through  March 1999, he was the
                                               manager  of  the  mutual   fund
                                               internal   control   group   of
                                               Salomon  Smith  Barney.   Prior
                                               to  August  1996,   he  was  an
                                               associate     and     assistant
                                               treasurer     for     BlackRock
                                               Financial  Management  L.P. Mr.
                                               Mahoney  is  a  vice  president
                                               and  assistant  treasurer of 31
                                               investment  companies for which
                                               Mitchell Hutchins,  PaineWebber
                                               or  one  of  their   affiliates
                                               serves as investment adviser.

Ann E. Moran**; 42         Vice President and  Ms.  Moran  is a  vice  president
                           Assistant Treasurer and a manager of the mutual  fund
                                               finance  department  of  Mitchell
                                               Hutchins.  Ms.  Moran  is a  vice
                                               president      and      assistant
                                               treasurer   of   31    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment  adviser.

Dianne E. O'Donnell**; 47  Vice President and  Ms.  O'Donnell  is a senior  vice
                                Secretary      president   and  deputy   general
                                               counsel  of  Mitchell   Hutchins.
                                               Ms.    O'Donnell    is   a   vice
                                               president  and  secretary  of  30
                                               investment  companies  and a vice
                                               president      and      assistant
                                               secretary   of   one   investment
                                               company   for   which    Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Emil Polito*; 39             Vice President    Mr.   Polito  is  a  senior  vice
                                               president    and    director   of
                                               operations    and   control   for
                                               Mitchell Hutchins.  Mr. Polito is
                                               a    vice    president    of   31
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.

Victoria E. Schonfeld**;     Vice President    Ms.   Schonfeld   is  a  managing
49                                             director  and general  counsel of
                                               Mitchell Hutchins and (since July
                                               1995) a senior vice  president of
                                               PaineWebber.  Ms.  Schonfeld is a
                                               vice  president of 30  investment
                                               companies  and a  vice  president
                                               and  secretary of one  investment
                                               company   for   which    Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

Paul H. Schubert**; 37     Vice President and  Mr.  Schubert  is a  senior  vice
                                Treasurer      president  and  director  of  the
                                               mutual  fund  finance  department
                                               of   Mitchell    Hutchins.    Mr.
                                               Schubert is a vice  president and
                                               treasurer   of   31    investment
                                               companies   for  which   Mitchell
                                               Hutchins,  PaineWebber  or one of
                                               their   affiliates    serves   as
                                               investment adviser.

  NAME AND ADDRESS; AGE    POSITION WITH TRUST    BUSINESS EXPERIENCE; OTHER
                                                         DIRECTORSHIPS

Barney A. Taglialatela**;  Vice President and  Mr.   Taglialatela   is  a   vice
39                         Assistant Treasurer president  and a  manager  of the
                                               mutual  fund  finance  department
                                               of   Mitchell    Hutchins.    Mr.
                                               Taglialatela  is a vice president
                                               and  assistant  treasurer  of  31
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.

Keith A. Weller**; 38      Vice President and  Mr.   Weller  is  a  first   vice
                           Assistant Secretary president and  associate  general
                                               counsel  of  Mitchell   Hutchins.
                                               Prior  to  May  1995,  he  was an
                                               attorney  in  private   practice.
                                               Mr.  Weller  is a vice  president
                                               and  assistant  secretary  of  30
                                               investment  companies  for  which
                                               Mitchell  Hutchins,   PaineWebber
                                               or   one  of   their   affiliates
                                               serves as investment adviser.
---------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is 1285 Avenue of the Americas,  New York, New
   York 10019.

+ Mrs. Alexander, Mr. Bewkes, Ms. Farrell and Mr. Storms are "interested persons" of the Trust and the fund as defined in the Investment Company Act by virtue of their positions with Mitchell Hutchins, PaineWebber, and/or PW Group.


      The Trust pays trustees who are not "interested persons" of the Trust ("disinterested trustees") $500 annually for each series and up to an additional $150 per series for each board meeting and each separate meeting of a board committee. The Trust presently has 14 series and thus pays each such trustee $7,000 annually, plus any additional annual amounts due for board or committee meetings. Each chairman of the audit and contract review committees of individual funds within the PaineWebber fund complex receives additional compensation aggregating $15,000 annually from the relevant funds. All board members are reimbursed for any expenses incurred in attending meetings. Board members and officers own no shares of the fund. Because Mitchell Hutchins and PaineWebber perform substantially all of the services necessary for the operation of the Trust and the fund, the Trust requires no employees. No officer, director or employee of Mitchell Hutchins or PaineWebber presently receives any compensation from the Trust for acting as a trustee or officer.

      The table below includes certain information relating to the compensation of the current board members and the compensation of those board members from all PaineWebber funds during the periods indicated.

                                         COMPENSATION TABLE+

                                                       ESTIMATED
                                                       AGGREGATE          TOTAL COMPENSATION
                 NAME OF PERSON, POSITION          COMPENSATION FROM    FROM THE TRUST AND THE
                                                       THE TRUST*           FUND COMPLEX**

          Richard Q. Armstrong,
           Trustee                                       $13,370                 $104,650
          Richard R. Burt,
           Trustee                                        13,370                  102,850
          Meyer Feldberg,
           Trustee                                        13,370                  119,650
          George W. Gowen,
           Trustee                                        16,210                  119,650
          Frederic V. Malek,
           Trustee                                        13,370                  104,650
          Carl W. Schafer,
           Trustee                                        13,370                  104,650

--------------------
+ Only independent board members are compensated by the PaineWebber funds and identified above; board members who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees estimated to be paid to each board member during the fund's initial full fiscal year ended December 31, 2000.

** Represents  total  compensation  paid during the calendar year ended December
   31, 1999, to each board member by 31 investment companies (34 in the case of Messrs. Feldberg and Gowen) for which Mitchell Hutchins, PaineWebber or one of their affiliates served as investment adviser. No fund within the PaineWebber fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

      As of March ____, 2000, the fund had no outstanding shares.


        INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION ARRANGEMENTS

      INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. Mitchell Hutchins acts as the investment adviser and administrator of the fund pursuant to an advisory contract ("Advisory Contract") with the fund. Under the Advisory Contract, the fund pays Mitchell Hutchins a fee, computed daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

      Under the terms of the  Advisory  Contract,  the fund  bears all  expenses incurred in its operation that are not specifically assumed by Mitchell Hutchins. General expenses of the Trust not readily identifiable as belonging to one of its series are allocated among the series by or under the direction of the board in such manner as the board determines to be fair and equitable. Expenses borne by the fund include the following (or the fund's allocable share of the following): (1) the cost (including brokerage commissions, if any) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by Mitchell Hutchins; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and maintenance of such registrations and qualifications; (5) fees and salaries payable to trustees who are not interested persons of the fund or Mitchell Hutchins; (6) all expenses incurred in connection with the trustees' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the fund for violation of any law;
(10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent trustees; (11) charges of custodians, transfer agents and other agents; (12) costs of preparing share certificates; (13) expenses of setting in type and printing prospectuses and supplements thereto, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders and costs of mailing such materials to existing shareholders; (14) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (15) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (16) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (17) the cost of investment company literature and other publications provided to trustees and officers; and (18) costs of mailing, stationery and communications equipment.

      Under the Advisory Contract, Mitchell Hutchins will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Mitchell Hutchins in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon its assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities, on 60 days' written notice to Mitchell Hutchins or by Mitchell Hutchins on 60 days' written notice to the fund.

      PaineWebber makes the Investment Strategy Group, headed by Edward M. Kerschner, available to consult with Mitchell Hutchins regarding the development of investment themes and stocks covered by the Research Department. Mr. Kerschner is PaineWebber's Chief Investment Strategist and Chairman of its Investment Policy Committee. PaineWebber does not receive a fee for these consulting services.


      NET ASSETS. The following table shows the approximate net assets as of February 29, 2000, sorted by category of investment objective, of the investment companies as to which Mitchell Hutchins serves as adviser or sub-adviser. An investment company may fall into more than one of the categories below.

                                                                NET ASSETS
                        INVESTMENT CATEGORY                       ($MIL)
      Domestic (excluding Money Market).........................$ 9,931.5
      Global......................................................4,757.8
      Equity/Balanced............................................10,115.9
      Fixed Income (excluding Money Market).......................4,573.4
            Taxable Fixed Income..................................3,146.1
            Tax-Free Fixed Income.................................1,427.3
      Money Market Funds.........................................39,977.1


      PERSONAL TRADING POLICIES. The fund, its investment adviser and its principal underwriter each has adopted a code of ethics under rule 17j-1 of the Investment Company Act, which permits personnel covered by the rule to invest in securities that may be purchased or held by the fund but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing.

      DISTRIBUTION ARRANGEMENTS. Mitchell Hutchins acts as the distributor of the Class I shares of the fund under a separate distribution contract with the Trust ("Distribution Contract"). The Distribution Contract requires Mitchell Hutchins to use its best efforts, consistent with its other businesses, to sell Class I shares of the fund. Class H shares have no distributor or distribution contract. Class H and Class I shares of the fund are offered continuously to separate accounts of insurance companies. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114.


      Under a plan of distribution pertaining to the Class I shares of the fund adopted by the Trust in the manner prescribed under Rule 12b-1 under the Investment Company Act ("Class I Plan" or "Plan"), the fund pays Mitchell Hutchins a distribution fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets attributable to its Class I shares. Mitchell Hutchins uses these distribution fees to pay insurance companies whose separate accounts purchase Class I shares for distribution-related services that the insurance companies provide with respect to the Class I shares. These services include (1) the printing and mailing of fund prospectuses, statements of additional information, related supplements and shareholder reports to current and prospective contract owners, (2) the development and preparation of sales material, including sales literature, relating to Class I shares, (3) materials and activities intended to educate and train insurance company sales personnel concerning the fund and Class I shares,
(4) obtaining information and providing explanations to contract owners concerning the funds, (5) compensating insurance company sales personnel with respect to services that result in the sale or retention of Class I shares, (6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Class I shares, and (7) financing other activities that the board determines are primarily intended to result in the sale of Class I shares.

      The Plan and the related Distribution Contract for Class I shares specify that the distribution fees paid to Mitchell Hutchins are not reimbursements for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of distribution fees received or accrued through the termination date of the Class I Plan will be Mitchell Hutchins' sole responsibility and not that of the fund. The board reviews the Class I Plan and Mitchell Hutchins' corresponding expenses annually.

      Among other things, the Class I Plan provides that (1) Mitchell Hutchins will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Class I Plan and the purposes for which such expenditures were made, (2) the Class I Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by a fund under the Class I Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class and (4) while the Class I Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Trust shall be committed to the discretion of the board members who are not "interested persons" of that Trust.

      In approving the Class I Plan for the fund, the board considered all the features of the distribution system for the Class I shares, including (1) the expectation that Class I shares would be sold primarily to the separate accounts of insurance companies unaffiliated with Mitchell Hutchins or PaineWebber, (2) the expenses those unaffiliated insurance companies were likely to incur in marketing Class I shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those unaffiliated insurance companies to educate their agents concerning the fund and to compensate their agents for selling Class I shares and (4) the need to encourage those unaffiliated insurance companies to educate their contract owners concerning the fund and to provide personal and account maintenance services to contract owners with respect to the fund's Class I shares attributable to their accounts.

      The board also considered all compensation that Mitchell Hutchins would receive under the Class I Plan and the Distribution Contract and the benefits that would accrue to Mitchell Hutchins under the Class I Plan in that Mitchell Hutchins would receive distribution and advisory fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Class I Plan were successful and the fund attained and maintained significant asset levels.

                             PORTFOLIO TRANSACTIONS

      Subject to policies established by the board, Mitchell Hutchins is responsible for the execution of the fund's portfolio transactions and the allocation of brokerage transactions. In executing portfolio transactions, Mitchell Hutchins seeks to obtain the best net results for the fund, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved. While Mitchell Hutchins generally seeks reasonably competitive commission rates, payment of the lowest commission is not necessarily consistent with obtaining the best net results. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. The fund may invest in securities traded in the over-the-counter market and will engage primarily in transactions directly with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker.

      The fund has no obligation to deal with any broker or group of brokers in the execution of portfolio transactions. The fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through Mitchell Hutchins or its affiliates, including PaineWebber. The board has adopted procedures in conformity with Rule 17e-1 under the Investment Company Act to ensure that all brokerage commissions paid to PaineWebber are reasonable and fair. Specific provisions in the Advisory Contract authorize Mitchell Hutchins and any of its affiliates that is a member of a national securities exchange to effect portfolio transactions for the fund on such exchange and to retain compensation in connection with such transactions. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.

      Transactions in futures contracts are executed through futures commission merchants ("FCMs"), who receive brokerage commissions for their services. The fund's procedures in selecting FCMs to execute its transactions in futures contracts, including procedures permitting the use of Mitchell Hutchins and its affiliates, are similar to those in effect with respect to brokerage transactions in securities.

      In selecting brokers, Mitchell Hutchins will consider the full range and quality of a broker's services. Consistent with the interests of the fund and subject to the review of the board, Mitchell Hutchins may cause the fund to purchase and sell portfolio securities through brokers who provide Mitchell Hutchins with brokerage or research services. The fund may pay those brokers a higher commission than may be charged by other brokers, provided that Mitchell Hutchins determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of Mitchell Hutchins to the fund and its other clients.

      Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons, and government representatives.

      For purchases or sales with broker-dealer firms that act as principal, Mitchell Hutchins seeks best execution. Although Mitchell Hutchins may receive certain research or execution services in connection with these transactions, Mitchell Hutchins will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. Mitchell Hutchins may engage in agency transactions in over-the-counter equity and debt securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

      Research services and information received from brokers or dealers are supplemental to Mitchell Hutchins' own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by Mitchell Hutchins in advising other funds or accounts and, conversely, research services furnished to Mitchell Hutchins by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.

      Investment decisions for the fund and for other investment accounts managed by Mitchell Hutchins are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more accounts. In those cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between that fund and the other account(s) as to amount according to a formula deemed equitable to the fund and the other account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that simultaneous transactions and the ability to participate in volume transactions will benefit the fund.

      The fund will not purchase securities that are offered in underwritings in which PaineWebber is a member of the underwriting or selling group, except pursuant to procedures adopted by the board pursuant to Rule 10f-3 under the Investment Company Act. Among other things, these procedures require that the spread or commission paid in connection with such a purchase be reasonable and fair, the purchase be at not more than the public offering price prior to the end of the first business day after the date of the public offering and that PaineWebber or any affiliate thereof not participate in or benefit from the sale to the fund.

      PORTFOLIO TURNOVER. The fund's annual portfolio turnover rates may vary greatly from year to year, but they will not be a limiting factor when management deems portfolio changes appropriate. The portfolio turnover rate is calculated by dividing the lesser of the fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of securities in the portfolio during the year. The fund is expected to have an annual turnover rate greater than 100%.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


      The insurance company separate accounts purchase and redeem shares of the fund on each day on which the New York Stock Exchange is open for trading ("Business Day") based on, among other things, the amount of premium payments to be invested and surrendered and transfer requests to be effected on that day pursuant to the variable contracts. Currently the New York Stock Exchange is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions of the shares of the fund are effected at their respective net asset values per share determined as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on that Business Day. Payment for redemptions are made by the fund within seven days thereafter. No fee is charged the separate accounts when they purchase or redeem fund shares.

      The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.


                               VALUATION OF SHARES


      The fund determines its net asset value per share separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the New York Stock Exchange on each Monday through Friday when the New York Stock Exchange is open. Prices will be calculated earlier when the New York Stock Exchange closes early because trading has been halted for the day.

      Securities that are listed on U.S. and foreign exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by Mitchell Hutchins as the primary market. Securities traded in the over-the-counter market and listed on The Nasdaq Stock Market ("Nasdaq") normally are valued at the last available sale price on Nasdaq prior to valuation; other over-the-counter securities are valued at the last bid price available prior to valuation. Where market quotations are readily available, portfolio securities are valued based upon market quotations, provided those quotations adequately reflect, in the judgment of Mitchell Hutchins, the fair value of the security. Where those market quotations are not readily available, securities are valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the security or similar securities received from recognized dealers in those securities. All other securities and other assets are valued at fair value as determined in good faith by or under the direction of the board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining until maturity, unless the board determines that this does not represent fair value.

      All investments quoted in foreign currency will be valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time such valuation is determined by the fund's custodian. Foreign currency exchange rates are generally determined prior to the close of regular trading on the New York Stock Exchange. Occasionally events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the New York Stock Exchange, which events would not be reflected in the computation of the fund's net asset value on that day. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of the board. The foreign currency exchange transactions of the fund conducted on a spot (that is, cash) basis are valued at the spot rate for purchasing or selling currency prevailing on the foreign exchange market. Under normal market conditions this rate differs from the prevailing exchange rate by less than one-tenth of one percent due to the costs of converting from one currency to another.


                                      TAXES


      Fund shares are offered only to insurance company separate accounts that fund benefits under certain variable annuity contracts and/or variable life insurance contracts. See the applicable contract prospectus for a discussion of the special taxation of insurance companies with respect to those accounts and the contract holders.

      QUALIFICATION AS REGULATED INVESTMENT COMPANIES. The fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gains and net gains from certain foreign currency transactions)
("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


      If the fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year (even if it distributed that income to its shareholders), (b) all distributions out of its earnings and profits, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as dividends

(that is, ordinary income) and (c) most importantly, each insurance company separate account invested in the fund would fail to satisfy the diversification requirements of section 817(h) described in the next paragraph, with the result that the variable annuity and/or life insurance contracts supported by that account would no longer be eligible for tax deferral. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


      ADDITIONAL DIVERSIFICATION REQUIREMENTS. The fund intends to satisfy the diversification requirements indirectly imposed by section 817(h) of the Internal Revenue Code and the regulations thereunder, which are in addition to the diversification requirements described above. These requirements place certain limitations on the assets of each insurance company account that may be invested in securities of a single issuer. Because section 817(h) and the regulations thereunder treat the assets of the fund as assets of the related separate account, the fund must also meet these requirements. Specifically, the regulations under section 817(h) provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the separate account's total assets are cash and cash items, government securities and securities of other RICs. Failure of the fund to satisfy the section 817(h) requirements would result in (1) taxation of the insurance company issuing the variable contracts, the benefits under which are funded by the separate account(s) investing in the fund, and (2) treatment of the contract owners other than as described in the applicable contract prospectus.


OTHER INFORMATION


      The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that determine for income tax purposes the amount, character and timing of recognition of the gains and losses the fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

      If the fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward currency contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward currency contract entered into by the fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to the fund's transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


      The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the fund and its shareholders. No attempt is made to present a complete explanation of the federal tax treatment of the fund's activities, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the fund and to dividends and distributions therefrom.

                                OTHER INFORMATION

      MASSACHUSETTS BUSINESS TRUST. The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of the fund could, under certain circumstances, be held personally liable for the obligations of the fund or the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust or the fund and requires that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the board members or by any officers or officer by or on behalf of the Trust or the fund, the board members or any of them in connection with the Trust. The Declaration of Trust provides for indemnification from the fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations, a possibility that Mitchell Hutchins believes is remote and not material. Upon payment of any liability incurred by a shareholder solely by reason of being or having been a shareholder, the shareholder paying such liability would be entitled to reimbursement from the general assets of the fund. The board members intend to conduct the fund's operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the fund.


      VOTING RIGHTS. The insurance company separate accounts that fund benefits under variable annuity or variable life insurance contracts are the shareholders of the fund -- not the individual owners of those contracts. However, the separate accounts may pass through voting rights to contract owners.

      Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Trust may elect all of the board members of the Trust. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of the Class I Plan as it relates to the Class I shares. The shares of each series of the Trust will be voted separately, except when an aggregate vote of all the series is required by law.


      The fund does not hold annual meetings. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a board member at the written request of holders of 10% of the outstanding shares of the Trust.

      POSSIBLE CONFLICTS. Shares of the fund may serve as the underlying investments for separate accounts of unaffiliated insurance companies ("shared funding") as well as for both annuity and life insurance contracts ("mixed funding"). Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The
Trust does not currently foresee any conflict. However, the Trust's board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in the fund. This might force the fund to sell securities at disadvantageous prices.

      CLASSES OF SHARES. A share of each class of the fund represents an identical interest in the fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to distribution fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class H and I shares will differ.

      CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. The custodian employs foreign sub-custodians approved by the board in accordance with applicable requirements under the Investment Company Act to provide custody of the foreign assets of the fund outside the United States. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

      COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, serves as counsel to the Trust and the fund. Kirkpatrick & Lockhart LLP also acts as counsel to PaineWebber and Mitchell Hutchins in connection with other matters.

      AUDITORS. Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, serves as independent auditors for the fund.

YOU    SHOULD    RELY   ONLY   ON   THE
INFORMATION  CONTAINED  OR  REFERRED TO
IN THE  PROSPECTUS  AND THIS  STATEMENT
OF  ADDITIONAL  INFORMATION.  THE  FUND
AND   ITS    DISTRIBUTOR    HAVE    NOT
AUTHORIZED  ANYONE TO PROVIDE  YOU WITH
INFORMATION  THAT  IS  DIFFERENT.   THE
PROSPECTUS   AND  THIS   STATEMENT   OF
ADDITIONAL   INFORMATION   ARE  NOT  AN
OFFER  TO SELL  SHARES  OF THE  FUND IN
ANY JURISDICTION  WHERE THE FUND OR ITS
DISTRIBUTOR   MAY  NOT  LAWFULLY   SELL
THOSE SHARES.
             ------------
                                                  Mitchell Hutchins Series Trust
                                                              Strategy Portfolio

                                          --------------------------------------

                                             Statement of Additional Information

                                                                     May 1, 2000
                                          --------------------------------------





















(C)2000 PaineWebber Incorporated  All
rights reserved.

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23. EXHIBITS
         --------

(1)  (a)  Amended and Restated Declaration of Trust 1/

     (b) Amendment to Declaration of Trust effective July 28, 1999 (filed herewith)

     (c) Amendment to Declaration of Trust effective October 6, 1999 (filed herewith)

(2)  Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/

(4)  (a)  Investment Advisory and Administration Contract 1/

     (b) Investment Advisory and Administration Contract relating to Global Equity Portfolio (formerly Global Growth Portfolio) 3/

     (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio (formerly Government Portfolio) 1/

     (d) Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio (formerly Dividend Growth Portfolio) 1/

     (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio 3/

     (f) Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio (formerly Fixed Income Portfolio) 1/

     (g) Investment Advisory and Administration Fee Agreement with respect to High Income Portfolio, Small Cap Portfolio, Strategic Income Portfolio and Tactical Allocation Portfolio 3/

     (h) Investment Advisory and Administration Fee Agreement with respect to Strategy Portfolio 4/

     (i) Sub-Investment Advisory Contract with respect to Aggressive Growth Portfolio 1/

     (j)  Sub-Advisory Agreement with respect to Global Equity Portfolio 3/

     (k) Sub-Advisory Agreement with respect to Strategic Fixed Income Portfolio 5/

(5)  Distribution Contract with respect to Class I shares 3/

(6)  Bonus, profit sharing or pension plans - none

(7)  (a)  Custodian  Agreement  with State Street Bank and Trust Company 1/

     (b)  Custodian Agreement with Brown Brothers Harriman & Co. 1/

(8)  (a)  Transfer Agency Services and Shareholder Services Agreement 3/

     (b)  Participation Agreement with American Republic Insurance Company 3/

     (c)  Participation Agreement with Great American Reserve Insurance Company
          3/

     (d)  Participation Agreement with Hartford Life Insurance Company 3/

     (e) Participation Agreement with Aetna Life Insurance and Annuity Company (filed herewith)

     (f) Amendment to Participation Agreement with Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company) and Conseco Equity Sales, Inc. (filed herewith)

     (g) Participation Agreement with The Ohio National Life Insurance Company (filed herewith)

     (h) Participation Agreement with Ohio National Life Assurance Corporation (filed herewith)

     (i) Participation Agreement with Keyport Benefit Life Insurance Company (filed herewith)

     (j) Participation Agreement with Keyport Life Insurance Company (filed herewith)

     (k)  Form of Participation  Agreement with AIG (filed herewith)

(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consents (filed herewith)

(11) Financial statements omitted from prospectus-none

(12) Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1 with respect to Class I shares
     3/

(14) and

(27) Financial Data Schedule (not applicable)

(15) Plan pursuant to Rule 18f-3 1/

(16)(a) Code of Ethics for Registrant, its investment adviser and its principal distributor 6/

    (b) Code of Ethics for Pacific Investment Management Company 6/

    (c) Code of Ethics for Invista Capital Management LLC (filed herewith)

    (d) Code of Ethics for Nicholas-Applegate Capital Management (filed herewith)

----------------------

1/ Incorporated by reference from Post-Effective Amendment No. 26 to this registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 28 to this registration statement, SEC File No. 33-10438, filed April 30, 1999.

4/ Incorporated by reference from Post-Effective Amendment No. 29 to this registration statement, SEC File No. 33-10438, filed October 18, 1999.

5/ Incorporated by reference from Post-Effective Amendment No. 23 to this registration statement, SEC File No. 33-10438, filed May 1, 1996.

6/ Incorporated by reference from Post-Effective Amendment No. 67 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed March 30, 2000.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          -------------------------------------------------------------

      As of March 3, 2000 PaineWebber Life Variable Annuity Account, a segregated investment account of PaineWebber Life Insurance Company, owned more than 50% of the outstanding shares of beneficial interest of each of Aggressive Growth Portfolio, Balanced Portfolio, Global Equity Portfolio, High Grade Fixed Income Portfolio, Money Market Portfolio and Strategic Fixed Income Portfolio. As of that date, segregated investment accounts of Hartford Life Insurance Company owned more than 50% of the outstanding Class I shares of beneficial interest of each of Growth and Income Portfolio and Strategic Income Portfolio. As of that date, the segregated investment accounts of AIG Life Paradigm
Variable Annuity owned more than 50% of the Class H shares of beneficial interest of Tactical Allocation Portfolio. As of that date, the segregated investment accounts of American Republic Life Insurance Company and PaineWebber Life Insurance Company each owned more than 40% of the outstanding shares of beneficial interest of each of Global Income Portfolio and Growth Portfolio. As of that date, Hartford Life Insurance Company and Keyport Life Insurance Company each owned more than 40% of the outstanding Class I shares of beneficial interest of Tactical Allocation Portfolio. As of that date, the segregated investment accounts of PaineWebber Life Insurance Company and AIG Life Paradigm Variable Annuity each owned more than 25% of the outstanding Class H shares of beneficial interest of Growth and Income Portfolio. As of that date, PaineWebber Capital Inc. owned more than 50% of the outstanding Class H shares of beneficial interest of each of Small Cap Portfolio, High Income Portfolio and Strategic Income Portfolio. Information about persons controlled by or under common control of each of these separate accounts is set forth under Item 26 of the most recent post-effective amendment to the their registration statements and is hereby incorporated by reference.

Item 25.  INDEMNIFICATION
          ---------------

      Section 2 of "Indemnification" in Article X of the Declaration of Trust provides that the appropriate series of the Registrant will indemnify its trustees and officers to the fullest extent permitted by law against claims and expenses asserted against or incurred by them by virtue of being or having been a trustee or officer; provided that no such person shall be indemnified where there has been an adjudication or other determination, as described in Article

X, that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his action was in the best interest of the Registrant. Section 2 of "Indemnification" in Article X also provides that the Registrant may maintain insurance policies covering such rights of indemnification.

      Additionally, "Limitation of Liability" in Article X of the Declaration of Trust provides that the trustees or officers of the Registrant shall not be personally liable to any person extending credit to, contracting with or having a claim against the Trust or a particular series thereof; and that, provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Registrant, the trustees and officers shall not be liable for neglect or wrongdoing by them or any officer, agent, employee or investment adviser of the Registrant.

      Section 2 of Article XI of the Declaration of Trust additionally provides that, subject to the provisions of Section 1 of Article XI and to Article X, trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with the advice of counsel or other experts, or failing to follow such advice, with respect to the meaning and operation of the Declaration of Trust.

      Article XI of the By-Laws provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a trustee, officer or employee of the Trust, or is or was serving at the request of the Trust as a trustee, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or her and incurred by him or her in any such capacity or arising out of his or her status as such, whether or not the Registrant would have the power to indemnify him or her against such liability, provided that the Registrant may not acquire insurance protecting any trustee or officer against liability to the Registrant or the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      Each Investment Advisory and Administration Contract between Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") and the Registrant provides that Mitchell Hutchins shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Contract relates, except for a loss resulting from the willful misfeasance, bad faith, or gross negligence of Mitchell Hutchins in the performance of its duties or from its reckless disregard of its obligations and duties under the Contract. Each Advisory Contract also provides that the trustees shall not be liable for any obligations of the Registrant or any series under the Contract and that Mitchell Hutchins shall look only to the assets and property of the Registrant in settlement of such right or claim and not to the assets and property of the trustees.

      Each Sub-Advisory Agreement provides that the applicable sub-adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the applicable Portfolio, the Registrant or its shareholders or by Mitchell Hutchins in connection with the matters to which the Sub-Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the sub-adviser's part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement.

      Section 9 of the Distribution Contract provides that the Trust will indemnify Mitchell Hutchins and its officers, directors and controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from any alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by Mitchell Hutchins to the Trust for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933. Section 9 of the Distribution Contract also provides that Mitchell Hutchins agrees to indemnify, defend and hold the Trust, its officers and Trustees free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by Mitchell Hutchins for use in the Registration Statement or arising out of an agreement between Mitchell Hutchins and any retail dealer, or arising out of supplementary literature or advertising used by Mitchell Hutchins in connection with the Contract.

      Section 10 of the Distribution Contract contains provisions similar to that of the Investment Advisory and Administration Contract with respect to the Investment Advisory and Administration Contracts limiting the liability of the Trust's trustees.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
          ----------------------------------------------------

      Mitchell Hutchins, a Delaware corporation, is a registered investment adviser and is wholly owned by PaineWebber Incorporated ("PaineWebber"), which is, in turn, a wholly owned subsidiary of Paine Webber Group Inc. Mitchell Hutchins is primarily engaged in the investment advisory business. Information as to the officers and directors of Mitchell Hutchins is included in its Form ADV filed on as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

      Nicholas-Applegate Capital Management ("Nicholas-Applegate") serves as sub-adviser for Aggressive Growth Portfolio. Nicholas-Applegate, a California limited partnership, is a registered investment adviser. Nicholas-Applegate's general partner is Nicholas-Applegate Capital Management Inc., a California corporation owned by Arthur E. Nicholas, its director and sole shareholder. Nicholas-Applegate is primarily engaged in the investment advisory business and provides investment advisory services to corporate, institutional and individual clients as well as serving as adviser or sub-adviser to a number of registered investment companies. Information as to the officers and directors of Nicholas-Applegate is included in its Form ADV as filed with the Securities and Exchange Commission (registration number 801-21442) and is incorporated herein by

      Pacific Investment Management Company ("PIMCO") serves as sub-adviser for Strategic Fixed Income Portfolio. PIMCO is primarily engaged in the investment advisory business. Information as to the officers and managing directors and partners of PIMCO is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-48187) and is incorporated herein by reference.

      PIMCO, a Delaware general partnership, is a registered investment adviser and a subsidiary partnership of PIMCO Advisors L.P. ("PIMCO Advisors"). The general partners of PIMCO Advisors are PIMCO Advisors Holding L.P., a publicly traded company listed on the New York Stock Exchange under the symbol "PA" and PIMCO Partners, G.P., a general partnership between Pacific Life Insurance Company and PIMCO Partners, LLC., a limited liability company controlled by the PIMCO managing directors. On October 31, 1999, PIMCO Advisors, PAH and Allianz AG ("Allianz") announced that they had reached a definitive agreement pursuant to which Allianz will acquire majority ownership of PIMCO Advisors and its subsidiaries, including PIMCO (the "Allianz Transaction"). Under the terms of the transaction, Allianz will acquire all of PAH, the publicly traded general partner of PIMCO Advisors. Pacific Life Insurance Company will retain an approximate 30% interest in PIMCO Advisors. The Allianz Transaction is currently expected to be completed by the end of the second quarter of 2000.

      Invista Capital Management, LLC ("Invista") serves as investment sub-adviser for the foreign assets of PaineWebber Global Equity Portfolio. Invista, an Iowa Corporation, is a registered investment adviser and is an indirect, wholly owned subsidiary of Principal Life Insurance Company. Invista is primarily engaged in the investment advisory business. Information as to the officers and directors of Invista is included on its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-23020), and is incorporated herein by reference.

Item 27.  PRINCIPAL UNDERWRITERS
          ----------------------

      (a) Mitchell Hutchins serves as principal underwriter and/or investment adviser for the following investment companies:

      ALL-AMERICAN TERM TRUST INC.
      GLOBAL HIGH INCOME DOLLAR FUND INC.
      INSURED MUNICIPAL INCOME FUND INC.
      INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
      MANAGED HIGH YIELD FUND INC.
      MANAGED HIGH YIELD PLUS FUND INC.
      MITCHELL HUTCHINS LIR MONEY SERIES

      MITCHELL HUTCHINS PORTFOLIOS

      MITCHELL HUTCHINS SECURITIES TRUST

      MITCHELL HUTCHINS SERIES TRUST
      PAINEWEBBER AMERICA FUND
      PAINEWEBBER FINANCIAL SERVICES GROWTH FUND INC.
      PAINEWEBBER INDEX TRUST
      PAINEWEBBER INVESTMENT SERIES
      PAINEWEBBER INVESTMENT TRUST
      PAINEWEBBER INVESTMENT TRUST II
      PAINEWEBBER MANAGED ASSETS TRUST
      PAINEWEBBER MANAGED INVESTMENTS TRUST
      PAINEWEBBER MASTER SERIES, INC.
      PAINEWEBBER MUNICIPAL SERIES
      PAINEWEBBER MUTUAL FUND TRUST
      PAINEWEBBER OLYMPUS FUND
      PAINEWEBBER SECURITIES TRUST
      STRATEGIC GLOBAL INCOME FUND, INC.
      2002 TARGET TERM TRUST INC.

(b) Mitchell Hutchins is the Registrant's principal underwriter. The directors and officers of Mitchell Hutchins, their principal business addresses, and their positions and offices with Mitchell Hutchins are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of Mitchell Hutchins who also serve as trustees or officers of the Registrant.


                           Positions and Office   POSITIONS AND OFFICES WITH
    NAME                   WITH REGISTRANT        UNDERWRITER
    ----                   ---------------        -----------

Margo N. Alexander*        Trustee and President  Chairman, Chief Executive Officer
                                                  and Director of Mitchell Hutchins
Brian M. Storms*           Trustee                President and Chief Operating
                                                  Officer of Mitchell Hutchins

T. Kirkham Barneby*        Vice President         Managing Director and Chief
                                                  Investment Officer - Quantitative
                                                  Investments of Mitchell Hutchins

Tom Disbrow**              Vice President and     First Vice President and a Senior
                           Assistant Treasurer    Manager of the Mutual Fund
                                                  Finance Department of Mitchell
                                                  Hutchins

Ellen R. Harris*           Vice President         Managing Director and a Portfolio
                                                  Manager of Mitchell Hutchins

Donald R. Jones*           Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

James F. Keegan*           Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

Johm J. Lee**              Vice President and     Vice President and a Manager of
                           Assistant Treasurer    the Mutual Fund Finance

                                                  Department of Mitchell Hutchins
KevinJ. Mahoney**          Vice President and     First Vice President and a Senior
                           Assistant Treasurer    Manager of the Mutual Fund
                                                  Finance Department of Mitchell
                                                  Hutchins

Dennis McCauley*           Vice President         Managing Director and Chief
                                                  Investment Officer - Fixed Income
                                                  of Mitchell Hutchins

Ann E. Moran**             Vice President and     Vice President and a Manager of
                           Assistant Treasurer    the Mutual Fund Finance

                                                  Department of Mitchell Hutchins
Dianne E. O'Donnell**      Vice President and     Senior Vice President and Deputy
                           Secretary              General Counsel of Mitchell
                                                  Hutchins

Emil Polito*               Vice President         Senior Vice President and
                                                  Director of Operations and
                                                  Control of Mitchell Hutchins

Susan Ryan*                Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

Victoria E. Schonfeld**    Vice President         Managing Director and General
                                                  Counsel of Mitchell Hutchins

                                      C-5A

Paul H. Schubert**         Vice President and     First Vice President and Director
                           Treasurer              of the Mutual Fund Finance
                                                  Department of Mitchell Hutchins

Nirmal Singh*              Vice President         Senior Vice President and a
                                                  Portfolio Manager of Mitchell
                                                  Hutchins

Barney A. Taglialatela**   Vice President and     Vice President and a Manager of
                           Assistant Treasurer    the Mutual Fund Finance
                                                  Department of Mitchell Hutchins


                                      C-6

                           Positions and Office   POSITIONS AND OFFICES WITH
    NAME                   WITH REGISTRANT        UNDERWRITER
    ----                   ---------------        -----------
Mark A. Tincher*           Vice President         Managing Director and Chief
                                                  Investment Officer - Equities of
                                                  Mitchell Hutchins

Stuart Waugh*              Vice President         Managing Director and a Portfolio
                                                  Manager of Mitchell Hutchins
Keith A. Weller**          Vice President and     First Vice President and
                           Assistant Secretary    Associate Counsel of Mitchell
                                                  Hutchins

-------------------------
* The business address of this person is 51 West 52nd Street, New York, New York 10019-6114.
** The business address this person is 1285 Avenue of the Americas, New York, New York 10019.

      (c)   None.

Item 28.  LOCATION OF ACCOUNTS AND RECORDS
          --------------------------------


           The books and other documents  required by paragraphs (b)(4), (c) and
(d) of Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of Registrant's investment adviser and administrator, Mitchell Hutchins, 1285 Avenue of the Americas, New York, New York 10019 and Mitchell Hutchins, 51 West 52nd Street, New York, New York 10019-6114. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodians.


Item 29.  MANAGEMENT SERVICES
          -------------------

          Not applicable.

Item 30.  UNDERTAKINGS
          ------------

           None.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 30th day of March, 2000.

                                   MITCHELL HUTCHINS SERIES TRUST

                                   By:  /s/ Dianne E. O'Donnell
                                        ----------------------------------
                                            Dianne E. O'Donnell
                                            Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

Signature                         Title                           Date
---------                         -----                           ----

/s/ Margo N. Alexander            President and Trustee           March 30, 2000
---------------------------       (Chief Executive Officer)
Margo N. Alexander *

/s/ E. Garrett Bewkes, Jr.        Trustee and Chairman            March 30, 2000
---------------------------       of the Board of Trustees
E. Garrett Bewkes, Jr. *

/s/ Richard Q. Armstrong          Trustee                         March 30, 2000
---------------------------
Richard Q. Armstrong *

/s/ Richard R. Burt               Trustee                         March 30, 2000
---------------------------
Richard R. Burt *

/s/ Mary C. Farrell               Trustee                         March 30, 2000
---------------------------
Mary C. Farrell *

/s/ Meyer Feldberg                Trustee                         March 30, 2000
---------------------------
Meyer Feldberg *

/s/ George W. Gowen               Trustee                         March 30, 2000
---------------------------
George W. Gowen *

/s/ Frederic V. Malek             Trustee                         March 30, 2000
---------------------------
Frederic V. Malek *

/s/ Carl W. Schafer               Trustee                         March 30, 2000
---------------------------
Carl W. Schafer *

/s/ Brian M. Storms               Trustee                         March 30, 2000
---------------------------
Brian M. Storms **

/s/ Paul H. Schubert              Vice President and Treasurer    March 30, 2000
---------------------------       (Chief Financial and Accounting
Paul H. Schubert                  Officer)

* Signature affixed by Elinor W. Gammon pursuant to powers of attorney dated May 21, 1996 and incorporated by reference from Post-Effective Amendment No. 30 to the registration statement of PaineWebber Managed Municipal Trust, SEC File 2-89016, filed June 27, 1996.

** Signature affixed by Elinor W. Gammon pursuant to power of attorney dated May 14, 1999 and incorporated by reference from Post-Effective Amendment No. 61 to the registration statement of PaineWebber Managed Investments Trust, SEC File 2-91362, filed June 1, 1999.

                         MITCHELL HUTCHINS SERIES TRUST

                                  EXHIBIT INDEX
Exhibit
Number

(1)  (a) Amended and Restated Declaration of Trust 1/

     (b) Amendment to Declaration of Trust effective July 28, 1999 (filed herewith)

     (c) Amendment to Declaration of Trust effective October 6, 1999 (filed herewith)

(2)  Restated By-Laws 1/

(3) Instruments defining the rights of holders of the Registrant's shares of beneficial interest 2/

(4)  (a) Investment Advisory and Administration Contract 1/

     (b) Investment Advisory and Administration Contract relating to Global Equity Portfolio (formerly Global Growth Portfolio) 3/

     (c) Investment Advisory and Administration Fee Agreement with respect to Strategic Fixed Income Portfolio (formerly Government Portfolio) 1/

     (d) Investment Advisory and Administration Fee Agreement with respect to Growth and Income Portfolio (formerly Dividend Growth Portfolio) 1/

     (e) Investment Advisory and Administration Fee Agreement with respect to Aggressive Growth Portfolio 3/

     (f) Investment Advisory and Administration Fee Agreement with respect to High Grade Fixed Income Portfolio (formerly Fixed Income Portfolio) 1/

     (g) Investment Advisory and Administration Fee Agreement with respect to High Income Portfolio, Small Cap Portfolio, Strategic Income Portfolio and Tactical Allocation Portfolio 3/

     (h) Investment Advisory and Administration Fee Agreement with respect to Strategy Portfolio 4/

     (i) Sub-Investment Advisory Contract with respect to Aggressive Growth Portfolio 1/

     (j) Sub-Advisory Agreement with respect to Global Equity Portfolio 3/

     (k) Sub-Advisory Agreement with respect to Strategic Fixed Income Portfolio 5/

(5)  Distribution  Contract with respect to Class I shares 3/

(6)  Bonus,  profit sharing or pension  plans - none

(7)  (a) Custodian  Agreement  with State Street Bank and Trust Company 1/

     (b) Custodian Agreement with Brown Brothers Harriman & Co. 1/

(8)  (a) Transfer Agency Services and Shareholder Services Agreement 3/

     (b) Participation Agreement with American Republic Insurance Company 3/

     (c) Participation Agreement with Great American Reserve Insurance Company
         3/

     (d) Participation Agreement with Hartford Life Insurance Company 3/

     (e) Participation Agreement with Aetna Life Insurance and Annuity Company (filed herewith)

     (f) Amendment to Participation Agreement with Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company) and Conseco Equity Sales, Inc. (filed herewith)

     (g) Participation Agreement with The Ohio National Life Insurance Company (filed herewith)

     (h) Participation Agreement with Ohio National Life Assurance Corporation (filed herewith)

     (i) Participation Agreement with Keyport Benefit Life Insurance Company (filed herewith)

     (j) Participation Agreement with Keyport Life Insurance Company (filed herewith)

     (k) Form of Participation  Agreement with AIG (filed herewith)

(9)  Opinion and consent of counsel (filed herewith)

(10) Other opinions, appraisals, rulings and consents: Auditors' consents (filed herewith)

(11) Financial statements omitted from prospectus-none

(12) Letter of investment intent 1/

(13) Plan of Distribution pursuant to Rule 12b-1 with respect to Class I shares 3/

(14) and

(27) Financial Data Schedule (not  applicable)

(15) Plan pursuant to Rule 18f-3 1/

(16) (a) Code of Ethics for Registrant, its investment adviser and its principal distributor 6/

     (b) Code of Ethics for Pacific Investment Management Company 6/

     (c) Code of Ethics for Invista Capital Management LLC (filed herewith)

     (d) Code of Ethics for Nicholas-Applegate Capital Management (filed herewith)

----------------------

1/ Incorporated by reference from Post-Effective Amendment No. 26 to this registration statement, SEC file No. 33-10438, filed February 27, 1998.

2/ Incorporated by reference from Articles III, VIII, IX, X, and XI of Registrant's Amended and Restated Declaration of Trust and from Articles II, VII and X of Registrant's Restated By-Laws.

3/ Incorporated by reference from Post-Effective Amendment No. 28 to this registration statement, SEC File No. 33-10438, filed April 30, 1999.

4/ Incorporated by reference from Post-Effective Amendment No. 29 to this registration statement, SEC File No. 33-10438, filed October 18, 1999.

5/ Incorporated by reference from Post-Effective Amendment No. 23 to this registration statement, SEC File No. 33-10438, filed May 1, 1996.

6/ Incorporated by reference from Post-Effective Amendment No. 67 to the registration statement of PaineWebber Managed Investments Trust, SEC File No. 2-91362, filed March 30, 2000.